UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) - 100.0%
Domestic Equity Investment Companies - 49.7%

VALIC Co. I Blue Chip Growth Fund	630,246	$13,134,325
VALIC Co. I Dividend Value Fund	1,746,487	21,638,973
VALIC Co. I Large Cap Core Fund	509,150	5,962,145
VALIC Co. I Mid Cap Index Fund	795,233	22,298,343
VALIC Co. I Mid Cap Strategic Growth Fund	478,134	7,578,417
VALIC Co. I Nasdaq-100 Index Fund	646,936	9,037,695
VALIC Co. I Science & Technology Fund	366,376	11,408,963
VALIC Co. I Small Cap Index Fund	633,085	14,440,664
VALIC Co. I Small Cap Special Values Fund	1,690,359	23,394,564
VALIC Co. I Stock Index Fund	739,007	29,161,202
VALIC Co. I Value Fund	378,666	6,766,755
VALIC Co. II Capital Appreciation Fund†	1,057,388	20,238,410
VALIC Co. II Large Cap Value Fund†	937,061	21,280,661
VALIC Co. II Mid Cap Growth Fund†	700,262	8,333,116
VALIC Co. II Mid Cap Value Fund†	1,097,628	25,410,078
VALIC Co. II Small Cap Growth Fund†	617,616	13,593,718
VALIC Co. II Small Cap Value Fund†	2,610,071	42,935,669

Total Domestic Equity Investment Companies (cost $259,637,135)		296,613,698

Domestic Fixed Income Investment Companies - 20.9%

VALIC Co. I Capital Conservation Fund	1,414,376	13,493,149
VALIC Co. I Government Securities Fund	703,510	7,182,834
VALIC Co. I Inflation Protected Fund	3,035,055	33,021,394
VALIC Co. II Core Bond Fund†	1,651,455	18,083,431
VALIC Co. II High Yield Bond Fund†	2,111,312	16,531,575
VALIC Co. II Strategic Bond Fund†	3,242,042	36,375,715

Total Domestic Fixed Income Investment Companies (cost $125,526,481)		124,688,098

International Equity Investment Companies - 23.6%

VALIC Co. I Emerging Economies Fund	1,764,238	15,684,075
VALIC Co. I Foreign Value Fund	3,139,767	33,501,318
VALIC Co. I International Equities Index Fund	6,463,179	47,892,156
VALIC Co. I International Growth Fund	1,158,241	17,385,193
VALIC Co. II International Opportunities Fund†	1,199,258	26,131,822

Total International Equity Investment Companies (cost $134,177,987)		140,594,564

International Fixed Income Investment Companies - 1.9%

VALIC Co. I International Government Bond Fund (cost $11,817,094)	997,756	11,613,885

Real Estate Investment Companies - 3.9%

VALIC Co. I Global Real Estate Fund (cost $23,629,182)	3,007,946	23,101,023

TOTAL INVESTMENTS (cost $554,787,879)	100.0%	596,611,268
Liabilities in excess of other assets	(0.0)	(75,690)

NET ASSETS	100.0%	$596,535,578

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$596,611,268	$—	$—	$596,611,268

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Aerospace/Defense - 1.3%

Raytheon Co.	6,248	$1,308,956

Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.	10,063	1,256,064

Apparel Manufacturers - 0.8%

PVH Corp.	5,096	815,360

Applications Software - 8.8%

HubSpot, Inc.†	6,178	748,774
Microsoft Corp.	48,428	4,786,623
salesforce.com, Inc.†	14,744	1,906,841
ServiceNow, Inc.†	7,721	1,371,327

		8,813,565

Auto-Cars/Light Trucks - 0.9%

Tesla, Inc.†	3,256	927,081

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.	15,784	982,238

Auto/Truck Parts & Equipment-Original - 0.9%

Aptiv PLC	9,521	928,298

Beverages-Non-alcoholic - 1.7%

Monster Beverage Corp.†	9,004	460,644
PepsiCo, Inc.	12,191	1,222,148

		1,682,792

Casino Hotels - 1.3%

Las Vegas Sands Corp.	16,541	1,333,370

Cellular Telecom - 1.1%

T-Mobile US, Inc.†	19,496	1,085,927

Commercial Services - 1.8%

Cintas Corp.	5,694	1,037,731
Quanta Services, Inc.†	22,296	802,879

		1,840,610

Commercial Services-Finance - 3.7%

FleetCor Technologies, Inc.†	4,807	958,275
PayPal Holdings, Inc.†	20,528	1,684,733
Square, Inc., Class A†	18,139	1,056,597

		3,699,605

Computer Data Security - 1.0%

Fortinet, Inc.†	16,387	1,002,557

Computer Services - 2.7%

International Business Machines Corp.	13,697	1,935,523
Teradata Corp.†	19,036	758,965

		2,694,488

Computer Software - 1.1%

Splunk, Inc.†	9,883	1,095,135

Computers - 6.2%

Apple, Inc.	33,371	6,236,039

Diagnostic Kits - 1.2%

IDEXX Laboratories, Inc.†	5,763	1,199,914

E-Commerce/Products - 6.9%

Amazon.com, Inc.†	3,601	5,868,262
Wayfair, Inc., Class A†	11,489	1,061,009

		6,929,271

Electronic Components-Semiconductors - 6.3%

Broadcom, Inc.	9,259	2,333,916
NVIDIA Corp.	8,494	2,142,102
Texas Instruments, Inc.	16,200	1,812,942

		6,288,960

Electronic Measurement Instruments - 1.4%

Fortive Corp.	19,388	1,409,314

Entertainment Software - 1.5%

Activision Blizzard, Inc.	20,582	1,459,470

Finance-Credit Card - 2.4%

Visa, Inc., Class A	18,039	2,358,058

Food-Misc./Diversified - 0.6%

Kraft Heinz Co.	9,770	561,580

Industrial Gases - 1.7%

Praxair, Inc.	10,658	1,665,419

Instruments-Controls - 1.9%

Honeywell International, Inc.	12,704	1,879,049

Insurance-Property/Casualty - 1.7%

Progressive Corp.	27,873	1,730,635

Internet Content-Entertainment - 3.7%

Facebook, Inc., Class A†	19,323	3,705,765

Internet Security - 1.2%

Palo Alto Networks, Inc.†	5,575	1,160,102

Internet Telephone - 0.9%

Twilio, Inc., Class A†	16,435	886,997

Investment Management/Advisor Services - 1.2%

Ameriprise Financial, Inc.	8,710	1,207,467

Medical Instruments - 2.5%

Boston Scientific Corp.†	49,896	1,516,339
Edwards Lifesciences Corp.†	7,102	975,176

		2,491,515

Medical Products - 2.7%

ABIOMED, Inc.†	2,732	1,041,274
Becton Dickinson and Co.	7,376	1,634,448

		2,675,722

Medical-Biomedical/Gene - 2.2%

Biogen, Inc.†	2,282	670,817
BioMarin Pharmaceutical, Inc.†	6,051	546,647
Vertex Pharmaceuticals, Inc.†	6,102	939,708

		2,157,172

Medical-Drugs - 1.3%

Zoetis, Inc.	15,538	1,300,531

Medical-HMO - 4.1%

UnitedHealth Group, Inc.	12,181	2,941,833
WellCare Health Plans, Inc.†	5,470	1,212,535

		4,154,368

Metal-Copper - 1.0%

Freeport-McMoRan, Inc.	61,325	1,036,393

Oil Refining & Marketing - 1.2%

Andeavor	8,009	1,156,740

Retail-Auto Parts - 1.2%

O’Reilly Automotive, Inc.†	4,645	1,251,409

Retail-Building Products - 2.2%

Home Depot, Inc.	11,866	2,213,602

Retail-Discount - 1.9%

Costco Wholesale Corp.	5,263	1,043,337
Dollar Tree, Inc.†	10,159	839,032

		1,882,369

Retail-Restaurants - 0.7%

Chipotle Mexican Grill, Inc.†	1,615	694,741

Telephone-Integrated - 1.7%

Verizon Communications, Inc.	35,969	1,714,642

Therapeutics - 0.9%

Neurocrine Biosciences, Inc.†	9,362	901,186

Transport-Rail - 1.9%

Union Pacific Corp.	13,557	1,935,397

Web Portals/ISP - 3.2%

Alphabet, Inc., Class C†	2,947	3,197,466

Total Long-Term Investment Securities
(cost $71,774,746)		96,907,339

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Time Deposits - 3.1%

Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018 (cost $3,091,000)	$3,091,000	3,091,000

TOTAL INVESTMENTS
(cost $74,865,746)	100.0%	99,998,339
Other assets less liabilities	0.0	23,877

NET ASSETS	100.0%	$100,022,216

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$96,907,339	$—	$—	$96,907,339
Short Term Investment Securities	—	3,091,000	—	3,091,000

Total Investments at Value	$96,907,339	$3,091,000	$—	$99,998,339

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 25.7%

VALIC Co. I Blue Chip Growth Fund	16,015	$333,743
VALIC Co. I Dividend Value Fund	671,377	8,318,367
VALIC Co. I Large Cap Core Fund	231,738	2,713,647
VALIC Co. I Mid Cap Index Fund	277,885	7,791,895
VALIC Co. I Mid Cap Strategic Growth Fund	53,478	847,627
VALIC Co. I Nasdaq-100 Index Fund	140,984	1,969,551
VALIC Co. I Science & Technology Fund	75,484	2,350,559
VALIC Co. I Small Cap Index Fund	150,858	3,441,060
VALIC Co. I Small Cap Special Values Fund	863,854	11,955,743
VALIC Co. I Stock Index Fund	174,141	6,871,623
VALIC Co. I Value Fund	94,056	1,680,787
VALIC Co. II Capital Appreciation Fund†	260,013	4,976,646
VALIC Co. II Large Cap Value Fund†	267,216	6,068,482
VALIC Co. II Mid Cap Growth Fund†	71,449	850,248
VALIC Co. II Mid Cap Value Fund†	379,480	8,784,951
VALIC Co. II Small Cap Growth Fund†	227,818	5,014,271
VALIC Co. II Small Cap Value Fund†	844,669	13,894,811

Total Domestic Equity Investment Companies
(cost $80,035,310)		87,864,011

Domestic Fixed Income Investment Companies - 55.9%

VALIC Co. I Capital Conservation Fund	1,879,253	17,928,074
VALIC Co. I Inflation Protected Fund	1,759,902	19,147,732
VALIC Co. II Core Bond Fund†	3,360,424	36,796,638
VALIC Co. II High Yield Bond Fund†	5,698,469	44,619,016
VALIC Co. II Strategic Bond Fund†	6,427,452	72,116,017

Total Domestic Fixed Income Investment Companies
(cost $191,608,398)		190,607,477

International Equity Investment Companies - 12.4%

VALIC Co. I Emerging Economies Fund	455,202	4,046,748
VALIC Co. I Foreign Value Fund	1,133,919	12,098,920
VALIC Co. I International Equities Index Fund	2,093,477	15,512,663
VALIC Co. I International Growth Fund	237,295	3,561,800
VALIC Co. II International Opportunities Fund†	332,249	7,239,704

Total International Equity Investment Companies
(cost $42,291,231)		42,459,835

International Fixed Income Investment Companies - 3.4%

VALIC Co. I International Government Bond Fund (cost $11,762,127)	993,167	11,560,467

Real Estate Investment Companies - 2.6%

VALIC Co. I Global Real Estate Fund (cost $9,220,650)	1,157,618	8,890,510

TOTAL INVESTMENTS
(cost $334,917,716)	100.0%	341,382,300
Liabilities in excess of other assets	(0.0)	(50,941)

NET ASSETS	100.0%	$341,331,359

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$341,382,300	$—	$—	$341,382,300

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 2.3%
Diversified Financial Services - 2.3%

American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.29% (1 ML+0.34%) due 12/15/2025	$262,000	$262,365
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	263,000	263,807
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	550,000	542,105
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	512,000	513,314
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,251,119
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	725,000	712,999
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,042,000	1,010,234
CarMax Auto Owner Trust Series 2014-4, Class C 2.44% due 11/16/2020	1,000,000	998,021
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	1,718,052	1,706,218
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,529,584
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	754,000	747,805
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	5,980
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,757,038
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,531,871
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.62% (1 ML+0.70%) due 06/15/2034*(1)	300,000	300,893
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	2,256,000	2,223,267
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	1,023,000	1,006,898
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	975,972
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	61,011
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,000,681
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,324,223
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	4,520,000	4,425,715
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	500,000	494,460
Synchrony Credit Card Master Note Trust Series 2016-3, Class B 1.91% due 09/15/2022	1,200,000	1,185,005
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	831,236
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	125,000	123,850
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	299,499
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	446,000	441,120
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	200,000	196,749

Total Asset Backed Securities (cost $29,256,426)		28,723,039

U.S. CORPORATE BONDS & NOTES - 33.4%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	617,803

Aerospace/Defense - 0.1%

General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	1,760,000	1,759,386

Aerospace/Defense-Equipment - 0.4%

Harris Corp. Senior Notes 4.40% due 06/15/2028	1,591,000	1,611,044
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	468,754
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028	773,000	782,526
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	896,000	866,880
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	1,106,000	1,086,264

		4,815,468

Agricultural Chemicals - 0.2%

Mosaic Co. Senior Notes 3.25% due 11/15/2022	769,000	750,593

Mosaic Co. Senior Notes 4.05% due 11/15/2027#	1,050,000	1,008,669
Mosaic Co. Senior Notes 4.88% due 11/15/2041	440,000	409,087

		2,168,349

Airlines - 0.1%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(4)	37,452	37,587
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	796,000	791,272
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	512,420	516,192

		1,345,051

Applications Software - 0.1%

Microsoft Corp. Senior Notes 4.10% due 02/06/2037	815,000	856,899

Auto-Cars/Light Trucks - 1.9%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	2,761,000	2,757,596
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	911,000	875,733
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	834,000	824,834
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,818,148
Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	5,406,000	5,409,850
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	3,372,000	3,295,359
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	2,401,000	2,347,581
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	1,757,000	1,701,987
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	4,291,000	4,286,542

		23,317,630

Auto-Heavy Duty Trucks - 0.1%

JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	790,000	801,850

Auto/Truck Parts & Equipment-Replacement - 0.1%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	750,000	744,375

Banks-Commercial - 1.8%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	4,485,000	4,580,162
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	504,022
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,582,009
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,712,000	3,727,303
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	974,863
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,610,000	1,560,449
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	4,567,000	6,033,386
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	2,642,000	2,567,307
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	767,000	740,140

		22,269,641

Banks-Super Regional - 1.1%

Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026#	1,158,000	1,086,725
Citibank NA Senior Notes 2.13% due 10/20/2020	2,323,000	2,269,538
Huntington National Bank Senior Notes 2.38% due 03/10/2020	1,255,000	1,240,592
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	5,981,000	5,832,061
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	133,000	124,360
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	1,795,000	1,772,923
Wells Fargo Bank NA Senior Notes 2.40% due 01/15/2020	1,900,000	1,885,437

		14,211,636

Batteries/Battery Systems - 0.0%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	528,000	522,060

Beverages-Non-alcoholic - 0.1%

Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.60% due 05/25/2028*	1,168,000	1,177,363

Brewery - 0.6%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	2,158,000	2,137,870

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	665,000	685,009
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,078,000	4,247,861
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,048,000	1,050,163

		8,120,903

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	546,000	528,527
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	630,000	596,925

		1,125,452

Building & Construction Products-Misc. - 0.2%

Owens Corning Company Guar. Notes 4.30% due 07/15/2047	2,088,000	1,772,290
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	660,000	570,304
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	575,000	580,750

		2,923,344

Building & Construction-Misc. - 0.1%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,000,000	980,000

Building Products-Cement - 0.2%

CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*	932,000	902,841
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	492,000	437,085
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	1,197,000	1,144,265

		2,484,191

Building Products-Wood - 0.2%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	625,000	627,344
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,351,097
Masco Corp. Senior Notes 4.50% due 05/15/2047	766,000	709,137

		2,687,578

Building-Heavy Construction - 0.1%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	795,000	800,724

Building-Residential/Commercial - 0.2%

Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	454,000	448,039
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	1,359,000	1,224,459
William Lyon Homes, Inc. Senior Notes 6.00% due 09/01/2023*	600,000	599,250

		2,271,748

Cable/Satellite TV - 0.6%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,224,000	1,233,180
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	895,000	827,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	420,000	409,500
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	619,000	565,260
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	196,000	191,092
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	401,000	374,014
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	762,000	747,097
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	653,000	696,675
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	942,000	863,214
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	630,000	603,225
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	575,000	607,171
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	590,000	590,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	317,000	273,809

		7,982,112

Cellular Telecom - 0.6%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,165,000	1,205,775
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,282,000	2,394,959
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	3,234,000	3,213,949
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033#	377,000	391,138

		7,205,821

Chemicals-Diversified - 0.0%

Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	582,000	549,009

Chemicals-Specialty - 0.2%

GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	620,000	604,500
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	680,000	700,400
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	728,739

		2,033,639

Circuit Boards - 0.1%

TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	745,000	728,238

Coal - 0.1%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	930,000	943,950

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048	174,000	158,091

Commercial Services - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,532,000	1,482,086

Computer Services - 0.6%

Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	1,347,000	1,350,368
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	1,868,000	1,844,721
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	4,351,000	4,319,080

		7,514,169

Computers - 0.4%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,080,000	1,082,270
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	622,637
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	2,838,000	3,335,363
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	54,000	56,156

		5,096,426

Computers-Integrated Systems - 0.2%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	920,000	897,000
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	1,005,000	1,018,819

		1,915,819

Computers-Memory Devices - 0.1%

Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	1,143,000	1,124,426

Consumer Products-Misc. - 0.0%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	575,000	537,625

Containers-Metal/Glass - 0.1%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	383,000	415,555
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	726,000	713,295

		1,128,850

Containers-Paper/Plastic - 0.1%

Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	256,000	241,818
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	725,000	672,437
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	650,000	666,250

		1,580,505

Cosmetics & Toiletries - 0.1%

Coty, Inc. Senior Notes 6.50% due 04/15/2026*#	600,000	578,250
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	434,000	406,875

		985,125

Data Processing/Management - 0.1%

Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	707,000	711,976

Dialysis Centers - 0.0%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	575,000	544,985

Distribution/Wholesale - 0.1%

H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	750,000	740,625

Diversified Banking Institutions - 3.6%

Bank of America Corp. Senior Notes 3.55% due 03/05/2024	1,202,000	1,192,082
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	965,000	891,834
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	5,461,000	5,348,823
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	1,962,783
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,591,000	1,539,514
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	894,000	854,685
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	4,818,000	4,773,049
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,187,000	1,164,052
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	712,072
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	2,812,000	2,725,570
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,893,000	1,751,332
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,627,000	1,898,874
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,249,000	2,708,374
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	2,605,000	2,560,796
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	2,997,000	2,806,623
Morgan Stanley Senior Notes 2.75% due 05/19/2022	2,694,000	2,626,756
Morgan Stanley Senior Notes 3.59% due 07/22/2028	1,918,000	1,833,182
Morgan Stanley Senior Notes 3.97% due 07/22/2038	749,000	704,903
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,125,000	2,150,137
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	4,374,000	4,555,218

		44,760,659

Diversified Manufacturing Operations - 0.1%

Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	1,222,000	1,174,454

Electric-Distribution - 0.1%

Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	712,000	721,892

Electric-Generation - 0.2%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	2,403,000	2,548,741

Electric-Integrated - 1.7%

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,591,832
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	1,018,000	1,006,864
Edison International Senior Notes 4.13% due 03/15/2028#	2,038,000	2,028,973
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	1,455,000	1,442,763
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	783,596
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,666,000	1,635,472
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	1,765,000	1,841,052
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,966,000	5,228,380
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	938,000	917,968
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	1,670,000	1,630,942
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	1,168,000	1,167,104
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,499,000	2,537,054

		21,812,000

Electronic Components-Misc. - 0.1%

Jabil, Inc. Senior Notes 3.95% due 01/12/2028	785,000	748,764

Electronic Components-Semiconductors - 0.3%

Intel Corp. Senior Notes 2.45% due 07/29/2020	1,912,000	1,902,405
Texas Instruments, Inc. Senior Notes 4.15% due 05/15/2048	1,386,000	1,447,705

		3,350,110

Electronic Parts Distribution - 0.0%

Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	550,000	542,294

Energy-Alternate Sources - 0.1%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	803,000	813,038

Enterprise Software/Service - 0.5%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	957,000	1,002,400
Oracle Corp. Senior Notes 2.95% due 11/15/2024	2,249,000	2,184,942
Oracle Corp. Senior Notes 3.80% due 11/15/2037	962,000	940,457
Oracle Corp. Senior Notes 3.85% due 07/15/2036	1,862,000	1,835,106
Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	306,839

		6,269,744

Finance-Auto Loans - 0.1%

Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	700,000	717,500
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023#	701,000	727,288

		1,444,788

Finance-Consumer Loans - 0.2%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	880,000	919,600
SLM Corp. Senior Notes 5.63% due 08/01/2033	983,000	840,465
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	725,000	721,375
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	207,000	206,938

		2,688,378

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	800,000	815,000
American Express Co. Senior Notes 2.50% due 08/01/2022	2,611,000	2,510,743

		3,325,743

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	944,000	853,218
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	570,000	548,625
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	785,743

		2,187,627

Finance-Mortgage Loan/Banker - 0.1%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	800,000	780,560

Finance-Other Services - 0.4%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	2,420,000	2,381,003
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	1,032,000	993,592
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	769,000	746,573
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	560,000	571,200

		4,692,368

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	600,000	574,089

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,496,216

Food-Retail - 0.2%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,181,000	1,039,516
Kroger Co. Senior Notes 4.65% due 01/15/2048#	1,522,000	1,439,361

		2,478,877

Funeral Services & Related Items - 0.1%

Carriage Services, Inc. Senior Notes 6.63% due 06/01/2026*	635,000	640,556

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(4)(5)	5,223	85

Gas-Distribution - 0.0%

NiSource, Inc. Senior Notes 4.38% due 05/15/2047	488,000	481,076

Hotels/Motels - 0.1%

Wyndham Worldwide Corp. Senior Notes 4.15% due 04/01/2024	630,000	622,980
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027#	640,000	631,860

		1,254,840

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	457,000	431,865
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	730,000	726,350

		1,158,215

Insurance-Life/Health - 0.1%

AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	533,000	510,240
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	362,000	316,153

		826,393

Insurance-Multi-line - 0.4%

Assurant, Inc. Senior Notes 4.90% due 03/27/2028	1,488,000	1,503,460
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	862,000	1,020,055
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,603,000	2,596,187

		5,119,702

Insurance-Mutual - 0.3%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	391,000	379,287
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	908,000	871,883
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,678,000	2,619,810

		3,870,980

Insurance-Property/Casualty - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018#	976,000	973,756
Markel Corp. Senior Notes 4.30% due 11/01/2047	921,000	853,572

		1,827,328

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	812,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	391,000	396,376

		1,208,376

Internet Content-Entertainment - 0.0%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	595,000	612,166

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	1,060,000	1,029,124
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	1,622,000	1,628,766
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	450,000	446,625

		3,104,515

Machinery-Electrical - 0.2%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	1,927,000	1,930,731

Machinery-Farming - 0.2%

CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	754,000	766,028
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	1,291,000	1,273,082

		2,039,110

Machinery-Pumps - 0.0%

Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	298,000	303,215

Machinery-Thermal Process - 0.1%

Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	740,000	763,125

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	830,000	844,525

Medical Labs & Testing Services - 0.5%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	1,785,000	1,732,372
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	1,811,000	1,730,479
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,585,345
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,240,000	1,235,031

		6,283,227

Medical-Biomedical/Gene - 0.2%

Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,057,000	1,037,002
Celgene Corp. Senior Notes 4.55% due 02/20/2048	1,467,000	1,366,508

		2,403,510

Medical-Drugs - 0.1%

Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	675,000	500,985
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,217,000	1,220,605

		1,721,590

Medical-Generic Drugs - 0.1%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	744,000	725,416
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	1,066,000	1,032,174

		1,757,590

Medical-HMO - 0.5%

Centene Corp. Senior Notes 4.75% due 01/15/2025	375,000	372,656
Centene Escrow I Corp. Senior Notes 5.38% due 06/01/2026*	109,000	110,166
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	5,399,000	5,211,184
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	895,000	899,976

		6,593,982

Medical-Hospitals - 0.1%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021#	675,000	634,291
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	511,076
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	550,000	574,750

		1,720,117

Medical-Wholesale Drug Distribution - 0.0%

Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	530,000	545,883

Metal Processors & Fabrication - 0.1%

Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	600,000	633,288
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	220,000	215,622
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	389,000	393,901

		1,242,811

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023#	715,000	687,301

Metal-Diversified - 0.0%

Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*#	660,000	620,820

Metal-Iron - 0.0%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	625,000	598,250

Multimedia - 0.0%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	180,000	174,209

Networking Products - 0.4%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	4,621,000	4,538,598

Oil Companies-Exploration & Production - 1.1%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,565,000	1,850,301
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026*	635,000	635,756
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	600,000	586,702
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	1,386,000	1,383,817
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	575,000	583,722
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	95,000	106,655
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	750,000	735,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,336,000	1,362,672

Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,011,000	985,725
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	565,000	584,775
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,098,000	1,113,810
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,390,000	1,694,006
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	523,634
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	405,000	386,775
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	383,000	251,823
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026#	550,000	569,261

		13,354,434

Oil Companies-Integrated - 0.4%

Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,162,527
Chevron Corp. Senior Notes 3.19% due 06/24/2023	3,500,000	3,500,839

		4,663,366

Oil Field Machinery & Equipment - 0.0%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	580,000	582,175

Oil Refining & Marketing - 0.1%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025#	870,000	902,364

Oil-Field Services - 0.2%

Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	950,000	943,777
Halliburton Co. Senior Notes 4.85% due 11/15/2035	380,000	400,534
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,000,000	950,000
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	527,000	542,810

		2,837,121

Paper & Related Products - 0.6%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,171,000	2,309,617
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	831,000	832,322
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,930,000	2,958,732
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	776,129
International Paper Co. Senior Notes 5.00% due 09/15/2035	551,000	572,345

		7,449,145

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,110,000	1,110,284

Pharmacy Services - 0.4%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	2,721,000	2,714,432
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	990,000	1,015,329
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	547,055	539,232
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	277,446	295,906
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	484,628	527,246

		5,092,145

Physicians Practice Management - 0.1%

MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	938,000	923,930

Pipelines - 1.8%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047#	2,076,000	2,072,622
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	583,000	571,340
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	850,000	844,687
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	252,947
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	648,000	630,180
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023#	595,000	576,406
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	301,000	279,689
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	111,000	112,326

Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	1,894,000	2,076,841
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	910,000	912,232
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	1,043,000	939,083
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	144,000	136,314
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	250,000	234,375
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	487,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	806,000	803,985
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	670,074
MPLX LP Senior Notes 4.13% due 03/01/2027	498,000	486,539
MPLX LP Senior Notes 4.70% due 04/15/2048	1,016,000	972,550
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,201,000	1,199,499
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027#	1,237,000	1,209,804
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	452,000	447,359
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	937,000	908,890
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	217,000	202,353
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	765,000	745,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	375,000	376,875
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	966,000	974,355
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	2,389,000	2,323,613
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,164,000	1,219,290

		22,667,603

Poultry - 0.0%

Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	575,000	540,500

Publishing-Books - 0.1%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	945,000	883,575

Racetracks - 0.0%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	600,000	595,341

Radio - 0.1%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	981,000	950,344

Real Estate Investment Trusts - 0.5%

CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	616,000	600,600
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	503,000	489,698
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,000,000	960,600
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	550,000	540,897
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	665,000	618,450
iStar, Inc. Senior Notes 5.25% due 09/15/2022	639,000	620,629
iStar, Inc. Senior Notes 6.00% due 04/01/2022	289,000	289,000
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	787,000	739,827
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	300,000	288,487
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	975,000	938,145
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024#	715,000	693,171

		6,779,504

Real Estate Management/Services - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	982,500
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	860,000	808,400

		1,790,900

Real Estate Operations & Development - 0.0%

Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	590,000	575,250

Rental Auto/Equipment - 0.1%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*#	925,000	901,875
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*#	627,000	603,487

		1,505,362

Retail-Appliances - 0.1%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	692,000	679,890

Retail-Auto Parts - 0.1%

O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	916,000	874,983

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	423,000	418,770
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	1,444,000	1,361,122

		1,779,892

Retail-Discount - 0.3%

Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,150,000	1,144,654
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	2,688,000	2,641,689

		3,786,343

Retail-Office Supplies - 0.1%

Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*#	1,135,000	1,052,713

Retail-Pawn Shops - 0.0%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	362,000	362,905

Retail-Restaurants - 0.3%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	462,000	455,070
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	265,000	245,295
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	770,000	802,725
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	620,000	612,250
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,480,000	1,495,376

		3,610,716

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	920,000	892,400

Savings & Loans/Thrifts - 0.6%

Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	2,075,000	2,073,091
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,335,000	2,473,127
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,472,158

		7,018,376

Schools - 0.1%

Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	830,000	834,150

Security Services - 0.1%

ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	610,000	628,300

Semiconductor Components-Integrated Circuits - 0.1%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	1,127,000	1,124,301

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025#	575,000	536,187
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	505,000	501,213
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	302,000	299,267
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	525,000	536,917

		1,873,584

Telecom Services - 0.0%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	298,000	283,100

Telephone-Integrated - 1.4%

AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,073,601
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,402,000	4,173,901
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	822,000	760,316
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	4,549,000	4,454,568
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	580,000	572,895

CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023#	665,000	663,338
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#	1,000,000	657,500
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	489,000	471,693
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	4,661,000	4,865,972

		17,693,784

Television - 0.1%

Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	594,000	644,490
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	464,000	437,320

		1,081,810

Theaters - 0.0%

Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	351,000	350,123

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 3.25% due 09/15/2026	948,000	881,125
GATX Corp. Senior Notes 3.85% due 03/30/2027	240,000	231,051

		1,112,176

Transport-Marine - 0.1%

Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,159,000	1,146,764

Transport-Services - 0.1%

CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028	1,206,000	1,196,501

Travel Services - 0.0%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*#	520,000	525,304

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	1,860,000	1,852,859

Total U.S. Corporate Bonds & Notes (cost $424,541,579)		419,212,413

FOREIGN CORPORATE BONDS & NOTES - 10.9%
Aerospace/Defense - 0.1%

Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*#	700,000	700,875

Agricultural Chemicals - 0.3%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	560,000	571,200
Nufarm Australia, Ltd./Nufarm Americas, Inc. Company Guar. Notes 5.75% due 04/30/2026*	625,000	605,875
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	669,000	687,732
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	1,330,000	1,328,589
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	823,000	807,069

		4,000,465

Auto-Cars/Light Trucks - 0.1%

Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	1,283,000	1,239,983

Auto/Truck Parts & Equipment-Original - 0.4%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	595,000	568,225
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	4,071,000	4,048,250

		4,616,475

Banks-Commercial - 1.4%

Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	718,905
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	1,613,000	1,589,493
BPCE SA Bank Guar. Notes 2.75% due 12/02/2021	1,105,000	1,079,052
BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,800,000	1,771,561
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	2,621,000	2,563,883
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,094,000	1,084,104
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,515,734
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	1,100,000	1,147,994
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	556,000	485,333
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	1,662,000	1,525,591
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	1,568,000	1,531,184
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	916,000	915,776
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020#	1,151,000	1,154,186

		17,082,796

Building Societies - 0.1%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	1,018,000	939,447

Building-Residential/Commercial - 0.0%

Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	616,000	608,898

Cable/Satellite TV - 0.3%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	945,000	903,656
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,045,000	924,836
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	1,270,000	1,235,075
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	950,000	912,000

		3,975,567

Cellular Telecom - 0.1%

C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*#	617,000	600,032
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	588,739
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	573,000	569,989

		1,758,760

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	909,002
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*#	825,000	787,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	565,000	556,525

		2,253,402

Computers-Memory Devices - 0.1%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#	725,000	696,777

Cruise Lines - 0.1%

Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*#	794,000	827,745

Diversified Banking Institutions - 2.3%

Banco Santander SA Senior Notes 3.85% due 04/12/2023	800,000	791,772
Barclays PLC Sub. Notes 4.84% due 05/09/2028	1,815,000	1,720,042
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	1,576,000	1,552,173
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	910,000	861,751
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*#	1,129,000	1,104,482
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	1,431,000	1,394,449
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,176,000	1,157,658
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	974,000	955,559
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028#	1,146,000	1,132,325
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	1,168,000	1,150,365
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	539,000	499,119
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	1,275,000	1,234,607
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	653,000	647,808
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	480,000	480,640
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	1,816,000	1,750,328
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	4,192,000	4,173,101
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	587,000	572,680
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	444,193
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	1,087,000	1,086,859
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	2,537,000	2,500,164
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	268,240
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	4,063,000	3,701,608

		29,179,923

Diversified Financial Services - 0.4%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	2,627,000	2,572,626
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,229,000	2,147,894

		4,720,520

Diversified Manufacturing Operations - 0.2%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*#	2,165,000	2,140,697

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	773,000	726,491

Electric-Generation - 0.1%

Electricite de France SA Senior Notes 2.35% due 10/13/2020*	1,442,000	1,415,661
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	339,000	351,940

		1,767,601

Electric-Integrated - 0.5%

EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,031,000	1,980,339
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	2,394,000	2,150,362
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	2,632,000	2,411,006

		6,541,707

Finance-Consumer Loans - 0.1%

goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	775,000	825,375

Finance-Other Services - 0.0%

Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*	458,000	460,290

Food-Meat Products - 0.0%

JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	207,000	192,510
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	398,000	381,085

		573,595

Gambling (Non-Hotel) - 0.0%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	523,000	535,748

Gold Mining - 0.1%

Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	540,000	534,297
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	772,000	708,310

		1,242,607

Insurance-Life/Health - 0.2%

AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	522,389
Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028	2,869,000	2,709,315

		3,231,704

Insurance-Multi-line - 0.1%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	989,000	1,047,128

Insurance-Property/Casualty - 0.0%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	533,000	533,620

Machinery-Farming - 0.1%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,353,000	1,289,361

Machinery-Pumps - 0.1%

Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	966,000	951,794

Medical-Drugs - 0.2%

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	1,044,000	985,973
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,510,000	1,426,950
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	561,000	587,648

		3,000,571

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	308,000	292,600
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	326,000	309,700
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	320,000	320,800
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	525,000	542,062

		1,465,162

Oil & Gas Drilling - 0.2%

Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	377,000	353,438
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	437,000	445,194
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*#	615,000	627,300
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	875,000	833,437

		2,259,369

Oil Companies-Exploration & Production - 0.4%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	864,409
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	2,700,000	2,791,568
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	897,000	809,543
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	464,000	465,016

		4,930,536

Oil Companies-Integrated - 0.8%

BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	1,130,000	1,130,809
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	1,523,000	1,466,563
Cenovus Energy, Inc. Senior Bonds 5.40% due 06/15/2047	1,035,000	1,034,124
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	1,400,000	1,407,000
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	1,400,000	1,356,460
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	3,383,000	3,196,596

		9,591,552

Oil-Field Services - 0.1%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	679,000	697,265

Paper & Related Products - 0.0%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	425,000	423,937
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	179,000	177,210

		601,147

Printing-Commercial - 0.1%

Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	901,000	949,429

Satellite Telecom - 0.2%

Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*#	1,070,000	1,029,554
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	800,000	699,500
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023#	720,000	550,800

		2,279,854

Semiconductor Equipment - 0.0%

Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	380,000	380,000
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	236,000	236,590

		616,590

SupraNational Banks - 0.2%

European Investment Bank Senior Notes 1.63% due 08/14/2020	2,603,000	2,547,186

Telephone-Integrated - 0.7%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	5,257,000	5,822,128
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,989,000	1,907,651
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,107,000	1,112,367

		8,842,146

Transport-Marine - 0.1%

SCF Capital Designated Activity Co. Company Guar. Notes 5.38% due 06/16/2023	1,200,000	1,180,320

Transport-Rail - 0.2%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115#	623,000	769,490
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	1,200,000	1,294,411

		2,063,901

Total Foreign Corporate Bonds & Notes (cost $139,643,597)		135,494,379

FOREIGN GOVERNMENT OBLIGATIONS - 4.5%
Banks-Special Purpose - 0.2%

Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	2,300,000	2,349,979

Sovereign - 4.3%

Dominican Republic Senior Bonds 7.45% due 04/30/2044	1,850,000	1,975,893
Government of Egypt Senior Notes 7.50% due 01/31/2027	1,400,000	1,461,306
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	1,600,000	1,477,741
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	900,000	915,750
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	736,000	708,400
Republic of Argentina Senior Notes 2.50% due 12/31/2038	1,200,000	726,612
Republic of Argentina Senior Notes 5.88% due 01/11/2028	360,000	314,100
Republic of Argentina Senior Notes 6.88% due 04/22/2021	750,000	757,500

Republic of Argentina Senior Bonds 6.88% due 01/11/2048	700,000	574,000
Republic of Argentina Senior Notes 8.28% due 12/31/2033	1,612,344	1,614,778
Republic of Belarus Senior Notes 6.20% due 02/28/2030	1,400,000	1,361,920
Republic of Chile Senior Notes 3.24% due 02/06/2028	3,236,000	3,100,088
Republic of Colombia Senior Bonds 7.38% due 09/18/2037	1,600,000	1,984,000
Republic of Colombia Senior Notes 8.13% due 05/21/2024	800,000	964,000
Republic of Croatia Senior Notes 6.38% due 03/24/2021	1,300,000	1,376,076
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*	1,385,000	1,218,800
Republic of Ecuador Senior Notes 9.63% due 06/02/2027	1,700,000	1,670,590
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,000,000	963,730
Republic of Honduras Senior Notes 6.25% due 01/19/2027	1,150,000	1,154,899
Republic of Hungary Senior Notes 5.38% due 02/21/2023	2,200,000	2,336,400
Republic of Indonesia Senior Notes 2.95% due 01/11/2023	1,270,000	1,211,894
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	1,000,000	1,077,903
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	1,200,000	1,407,326
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	1,134,000	1,065,960
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	500,000	480,668
Republic of Nigeria Senior Notes 7.63% due 11/28/2047	1,500,000	1,476,498
Republic of Panama Senior Notes 4.50% due 04/16/2050	1,022,000	988,785
Republic of Paraguay Senior Bonds 4.70% due 03/27/2027#	1,500,000	1,470,000
Republic of Peru Senior Notes 8.75% due 11/21/2033	700,000	1,020,250
Republic of Poland Senior Notes 5.13% due 04/21/2021	700,000	733,999
Republic of Senegal Bonds 6.25% due 05/23/2033	1,200,000	1,109,654
Republic of Senegal Senior Notes 6.75% due 03/13/2048*	750,000	675,360
Republic of Serbia Senior Bonds 4.88% due 02/25/2020	1,500,000	1,518,162
Republic of South Africa Senior Notes 4.67% due 01/17/2024	900,000	894,348
Republic of South Africa Senior Notes 6.25% due 03/08/2041	1,400,000	1,446,172
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	2,300,000	2,286,379
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	950,000	964,837
Republic of Turkey Senior Notes 6.13% due 10/24/2028	1,500,000	1,423,362
Republic of Turkey Notes 6.63% due 02/17/2045	1,400,000	1,281,000
Republic of Turkey Senior Notes 6.88% due 03/17/2036	1,250,000	1,209,283
Republic of Turkey Senior Notes 8.00% due 02/14/2034	800,000	857,000
Republic of Zambia Senior Notes 8.50% due 04/14/2024	1,350,000	1,258,538
Russian Federation Senior Notes 5.25% due 06/23/2047	1,400,000	1,329,115
United Mexican States Senior Notes 4.35% due 01/15/2047	1,128,000	984,744

		54,827,820

Total Foreign Government Obligations (cost $60,580,638)		57,177,799

U.S. GOVERNMENT AGENCIES - 32.6%
Federal Home Loan Mtg. Corp. - 11.1%

2.50% due 01/01/2028	704,691	691,640
2.50% due 04/01/2028	1,492,064	1,464,436
2.50% due 03/01/2031	881,163	858,898
2.50% due 10/01/2032	4,668,646	4,550,108
3.00% due 08/01/2027	289,454	290,117
3.00% due 10/01/2042	1,461,192	1,431,010
3.00% due 11/01/2042	1,203,485	1,178,499
3.00% due 02/01/2043	1,664,749	1,619,308
3.00% due 04/01/2043	1,813,583	1,774,361
3.00% due 05/01/2043	580,180	567,723
3.00% due 08/01/2043	6,248,721	6,113,768
3.00% due 07/01/2045	10,966,074	10,677,602
3.00% due 10/01/2045	6,497,284	6,319,359
3.00% due 08/01/2046	6,100,051	5,928,116
3.50% due 01/01/2032	5,186,884	5,267,347

3.50% due 03/01/2042	4,297,208	4,321,670
3.50% due 04/01/2042	1,792,547	1,802,749
3.50% due 08/01/2042	1,461,968	1,470,279
3.50% due 09/01/2043	1,472,899	1,481,282
3.50% due 03/01/2045	1,276,001	1,278,916
3.50% due 07/01/2045	8,515,412	8,532,194
3.50% due 08/01/2045	2,459,405	2,464,259
3.50% due 11/01/2045	4,624,734	4,633,852
3.50% due 01/01/2046	2,812,228	2,816,610
3.50% due 11/01/2047	13,600,718	13,578,978
3.50% due 03/01/2048	8,872,657	8,882,014
4.00% due 03/01/2023	101,322	104,212
4.00% due 09/01/2040	1,431,890	1,476,531
4.00% due 07/01/2044	103,757	106,521
4.00% due 10/01/2045	3,817,782	3,919,306
4.00% due 01/01/2046	802,737	825,787
4.50% due 11/01/2018	2,098	2,113
4.50% due 02/01/2019	4,426	4,458
4.50% due 12/01/2039	597,523	629,980
4.50% due 07/01/2044	1,441,232	1,511,911
4.50% due 09/01/2044	5,668,276	5,926,371
5.00% due 10/01/2033	1,428	1,526
5.00% due 07/01/2040	670,275	712,969
5.00% due 11/01/2043	3,198,361	3,425,666
5.50% due 11/01/2018	367	367
5.50% due 11/01/2032	8,497	9,241
5.50% due 07/01/2034	27,150	29,520
5.50% due 02/01/2035	36,431	39,071
5.50% due 07/01/2035	1,105	1,202
5.50% due 01/01/2036	196,040	213,816
5.50% due 05/01/2037	32,023	34,747
6.00% due 07/01/2035	83,307	91,661
6.00% due 03/01/2040	161,610	179,507
6.50% due 12/01/2032	19,261	21,679
6.50% due 02/01/2036	13,219	14,878
6.50% due 09/01/2036	320	360
6.50% due 05/01/2037	41,210	46,383
Federal Home Loan Mtg. Corp. FRS 3.11% (6 ML+1.49%) due 02/01/2037	216,000	222,828
3.93% (12 ML+1.89%) due 11/01/2037	1,572,166	1,654,803
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	3,973,414	3,921,523
Series 3820, Class DA 4.00% due 11/15/2035(2)	3,261,576	3,298,868
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.88% (6.80%-1 ML) due 09/15/2039(2)(6)(7)	1,067,571	108,653
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.16% (1 ML+1.20%) due 08/25/2029(2)	2,504,638	2,522,898
Series 2015-DNA1, Class M2 3.81% (1 ML+1.85%) due 10/25/2027(2)	1,000,000	1,020,020
Series 2014-DN1, Class M2 4.16% (1 ML+2.20%) due 02/25/2024(2)	1,404,980	1,447,244
Series 2014-HQ2, Class M2 4.16% (1 ML+2.20%) due 09/25/2024(2)	3,366,588	3,461,412
Series 2015-HQ1, Class M2 4.16% (1 ML+2.20%) due 03/25/2025(2)	5,216	5,248
Series 2015-HQA1, Class M2 4.61% (1 ML+2.65%) due 03/25/2028(2)	552,710	563,055
Series 2016-HQA1, Class M2 4.71% (1 ML+2.75%) due 09/25/2028(2)	1,224,504	1,252,909
Series 2015-HQA2, Class M2 4.76% (1 ML+2.80%) due 05/25/2028(2)	735,238	756,179

		139,560,518

Federal National Mtg. Assoc. - 19.0%

2.50% due 02/01/2028	1,544,542	1,517,977
2.50% due 04/01/2028	390,816	383,854
2.50% due 01/01/2032	2,662,067	2,596,512
3.00% due 04/01/2027	1,067,740	1,069,181
3.00% due 10/01/2027	174,123	174,358
3.00% due 01/01/2028	1,476,633	1,478,629
3.00% due 10/01/2030	2,845,714	2,842,560
3.00% due 10/01/2032	11,426,378	11,381,993
3.00% due 03/01/2042	2,954,451	2,894,658
3.00% due 12/01/2042	2,713,920	2,659,143
3.00% due 05/01/2043	3,281,771	3,212,505
3.00% due 05/01/2046	3,878,746	3,770,632
3.00% due 09/01/2046	1,760,378	1,711,319
3.00% due 01/01/2047	4,365,462	4,243,614
3.00% due 02/01/2048	10,515,472	10,219,755
3.50% due 08/01/2026	1,163,872	1,180,840
3.50% due 09/01/2026	1,059,992	1,075,591
3.50% due 08/01/2027	117,767	119,484
3.50% due 10/01/2028	2,468,620	2,505,668
3.50% due 03/01/2033	1,961,628	1,991,146
3.50% due 12/01/2041	416,974	419,039
3.50% due 03/01/2042	582,827	585,712
3.50% due 08/01/2042	4,013,806	4,032,571
3.50% due 09/01/2042	567,358	569,580
3.50% due 02/01/2043	2,839,545	2,859,940
3.50% due 07/01/2045	1,819,682	1,820,778
3.50% due 08/01/2045	2,480,001	2,481,513
3.50% due 09/01/2045	539,742	540,072
3.50% due 10/01/2045	3,266,052	3,269,061
3.50% due 11/01/2045	7,749,977	7,755,887
3.50% due 12/01/2045	13,114,105	13,122,109
3.50% due 02/01/2046	2,231,339	2,232,699
3.50% due 03/01/2046	10,569,796	10,576,243
3.50% due 07/01/2046	6,896,091	6,901,866
3.50% due 01/01/2047	5,984,984	5,988,643
4.00% due 11/01/2025	87,977	90,677
4.00% due 09/01/2040	117,750	121,253
4.00% due 10/01/2040	239,253	246,370
4.00% due 12/01/2040	2,113,341	2,176,445
4.00% due 10/01/2041	1,258,336	1,295,921
4.00% due 11/01/2041	1,328,997	1,368,662
4.00% due 01/01/2043	2,297,808	2,367,224
4.00% due 10/01/2043	3,062,185	3,150,177
4.00% due 10/01/2044	3,913,995	4,010,175
4.00% due 02/01/2045	4,356,679	4,479,633
4.00% due 02/01/2046	2,996,964	3,065,563
4.00% due 06/01/2046	284,684	291,203
4.00% due 01/01/2047	4,885,041	4,998,172
4.00% due 05/01/2047	4,787,087	4,899,241
4.00% due 07/01/2047	17,095,128	17,496,532
4.00% due 08/01/2047	6,995,906	7,161,259
4.50% due 06/01/2018	10	10

4.50% due 10/01/2024	381,369	395,095
4.50% due 03/01/2025	559,166	580,434
4.50% due 06/01/2039	155,887	163,508
4.50% due 01/01/2040	375,837	393,752
4.50% due 02/01/2040	1,130,241	1,199,488
4.50% due 05/01/2040	331,670	350,689
4.50% due 11/01/2040	335,140	353,570
4.50% due 12/01/2040	309,806	326,832
4.50% due 05/01/2041	701,738	740,105
4.50% due 03/01/2042	3,219,350	3,390,249
4.50% due 08/01/2045	8,675,041	9,191,389
4.50% due 04/01/2047	2,197,748	2,297,571
4.50% due 11/01/2047	5,508,424	5,764,901
5.00% due 09/01/2018	121	123
5.00% due 10/01/2018	156	159
5.00% due 03/01/2020	1,544	1,581
5.00% due 06/01/2022	39,981	40,636
5.00% due 10/01/2024	225,631	229,752
5.00% due 09/01/2033	615,320	659,867
5.00% due 04/01/2040	290,850	308,523
5.00% due 05/01/2040	681,392	731,485
5.00% due 06/01/2040	3,035,471	3,257,945
5.00% due 07/01/2040	715,206	766,206
5.00% due 02/01/2045	1,770,422	1,904,143
5.50% due 12/01/2029	158,277	169,914
5.50% due 12/01/2033	31,538	34,266
5.50% due 07/01/2037	34,106	36,922
5.50% due 08/01/2037	1,474,893	1,600,429
5.50% due 06/01/2038	170,996	185,582
5.50% due 09/01/2039	570,618	619,740
6.00% due 08/01/2034	26,968	29,837
6.00% due 11/01/2035	41,290	45,534
6.00% due 06/01/2036	64,001	71,062
6.00% due 12/01/2036	105,320	116,663
6.00% due 07/01/2038	513,274	569,080
6.00% due 09/01/2038	283,121	314,150
6.00% due 11/01/2038	164,504	182,253
Federal National Mtg. Assoc. FRS 3.41% (6 ML+1.54%) due 09/01/2035	1,273,278	1,318,719
3.43% (12 ML+1.57%) due 05/01/2037	299,966	313,307
3.44% (1 Yr USTYCR+2.19%) due 10/01/2035	1,462,137	1,544,664
3.57% (12 ML+1.82%) due 10/01/2040	334,229	351,452
3.58% (1 Yr USTYCR+2.26%) due 11/01/2036	587,918	621,120
3.58% (12 ML+1.77%) due 05/01/2040	1,501,650	1,574,193
3.58% (12 ML+1.83%) due 10/01/2040	792,506	833,265
3.70% (12 ML+1.66%) due 07/01/2039	1,037,069	1,087,211
3.79% (12 ML+1.91%) due 08/01/2035	863,594	913,433
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	6,005,282	5,940,841
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	5,084,264	4,906,430
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	4,417,398	4,291,465
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1 3.56% (1 ML+1.60%) due 01/25/2024(2)	305,097	307,280
Series 2013-C01, Class M1 3.96% (1 ML+2.00%) due 10/25/2023(2)	10,858	10,907

		238,441,371

Government National Mtg. Assoc. - 2.4%

3.00% due 02/20/2045	2,092,882	2,070,451
3.00% due 05/20/2045	1,627,043	1,603,566
3.00% due 07/20/2045	406,780	400,910
3.00% due 11/20/2045	3,459,253	3,409,336
3.00% due 12/20/2045	2,768,708	2,728,756
3.00% due 09/20/2047	4,839,326	4,746,662
3.50% due 03/20/2045	1,421,876	1,434,063
3.50% due 07/20/2045	698,798	704,787
3.50% due 03/20/2047	4,434,939	4,465,056
4.00% due 03/20/2044	884,236	915,206
4.00% due 07/20/2045	2,509,958	2,597,927
4.00% due 10/20/2045	909,494	941,303
4.50% due 05/15/2039	618,717	658,079
5.00% due 05/15/2034	206,456	221,319
5.00% due 01/15/2040	531,497	571,678
5.50% due 12/15/2039	706,808	772,639
6.00% due 10/15/2039	463,593	509,630
7.00% due 09/15/2028	3,484	3,528
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,600,367

		30,355,263

Tennessee Valley Authority - 0.1%

1.75% due 10/15/2018	565,000	564,442

Total U.S. Government Agencies (cost $418,913,437)		408,921,594

U.S. GOVERNMENT TREASURIES - 10.1%
United States Treasury Bonds - 2.9%

2.50% due 02/15/2045	1,189,000	1,083,941
2.50% due 02/15/2046	683,000	620,783
2.50% due 05/15/2046#	1,426,000	1,295,209
2.75% due 08/15/2047	1,300,000	1,239,875
2.75% due 11/15/2047#	1,726,000	1,645,970
2.88% due 11/15/2046#	1,630,000	1,595,172
3.00% due 05/15/2045	595,000	597,394
3.00% due 11/15/2045	3,499,000	3,511,301
3.00% due 02/15/2047	1,582,000	1,587,006
3.00% due 05/15/2047#	13,750,000	13,785,449
3.13% due 11/15/2041	815,000	837,699
3.13% due 02/15/2042	1,908,000	1,961,066
3.13% due 08/15/2044	310,000	318,283
3.63% due 08/15/2043	476,000	530,759
3.75% due 08/15/2041	37,000	41,933
3.88% due 08/15/2040	140,000	161,306
4.25% due 11/15/2040	713,000	865,515
4.38% due 05/15/2040	2,990,000	3,684,941
4.38% due 05/15/2041	452,000	559,085
4.63% due 02/15/2040	68,000	86,477
5.25% due 11/15/2028	375,000	456,738

		36,465,902

United States Treasury Notes - 7.2%

0.13% due 04/15/2019 TIPS(8)	294,988	293,851

0.13% due 04/15/2020 TIPS(8)	287,704	285,409
1.00% due 06/30/2019	30,700,000	30,282,672
1.38% due 06/30/2018	951,000	950,715
1.38% due 07/31/2018	1,141,000	1,140,164
1.38% due 12/31/2018	476,000	473,862
1.38% due 02/28/2019	3,865,000	3,840,844
1.50% due 08/31/2018	1,664,000	1,662,120
1.63% due 12/31/2019	584,000	577,270
1.63% due 08/31/2022	5,000,000	4,797,656
1.88% due 01/31/2022	2,587,000	2,521,112
2.00% due 11/15/2021	238,000	233,407
2.00% due 07/31/2022	492,000	479,758
2.00% due 11/15/2026	7,000,000	6,566,055
2.13% due 12/31/2021	473,000	465,351
2.25% due 12/31/2024#	4,800,000	4,653,375
2.25% due 08/15/2027#	4,202,000	4,003,390
2.25% due 11/15/2027	11,770,000	11,199,891
2.38% due 04/30/2020	9,000,000	8,994,023
2.75% due 02/15/2028	1,250,000	1,241,162
2.88% due 04/30/2025	5,800,000	5,839,195
3.38% due 11/15/2019	262,000	265,756

		90,767,038

Total U.S. Government Treasuries (cost $128,751,684)		127,232,940

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc.†(4)(5)(9) (cost $1)	79	58,922

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%	22,875	547,399

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†	6,900	43,539

Telecom Services - 0.1%

Qwest Corp. 6.13%	27,125	555,248

Total Preferred Securities (cost $1,356,414)		1,146,186

PREFERRED SECURITIES/CAPITAL SECURITIES - 3.5%
Banks-Commercial - 0.4%

Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(10)	1,000,000	907,500
Bank of Nova Scotia 4.65% due 10/12/2022(10)	3,020,000	2,786,554
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(10)	1,033,000	1,106,601

		4,800,655

Banks-Money Center - 0.1%

BBVA Bancomer SA 5.13% due 01/18/2033*	1,407,000	1,266,314

Banks-Super Regional - 0.3%

Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(10)	1,058,000	1,047,975
SunTrust Banks, Inc. 5.05% due 06/15/2022#(10)	1,949,000	1,917,329
Wells Fargo Capital X 5.95% due 12/01/2086	413,000	439,738

		3,405,042

Diversified Banking Institutions - 1.2%

BAC Capital Trust XIII VRS Series F 4.00% due 06/21/2018(3)(10)	862,000	749,940
Bank of America Corp. Series FF 5.88% due 03/15/2028(10)	1,738,000	1,718,447
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(10)	2,627,000	2,498,277
HSBC Holdings PLC 6.00% due 05/22/2027(10)	1,763,000	1,688,073
HSBC Holdings PLC 6.25% due 03/23/2023(10)	3,311,000	3,314,311
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(10)	2,432,000	2,258,842
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(10)	1,759,000	1,816,167
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025#(10)	425,000	458,737
Societe Generale SA 7.88% due 12/18/2023*#(10)	993,000	1,032,720

		15,535,514

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054	754,000	798,286

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	148,000	15

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	817,000	833,174

Food-Dairy Products - 0.0%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	503,000	568,390

Insurance-Life/Health - 0.3%

Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*	2,462,000	2,382,017
Prudential Financial, Inc. 4.50% due 09/15/2047#	623,000	583,284
Prudential Financial, Inc. 5.63% due 06/15/2043	921,000	957,840

		3,923,141

Insurance-Multi-line - 0.3%

Assurant, Inc. 7.00% due 03/27/2048	1,943,000	1,996,826
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,133,004

		3,129,830

Insurance-Property/Casualty - 0.1%

Progressive Corp. Series B 5.38% due 03/15/2023(10)	1,007,000	1,007,000

Pipelines - 0.5%
Enbridge, Inc. 5.50% due 07/15/2077	1,744,000	1,611,020
Energy Transfer Partners LP 6.25% due 02/15/2023#(10)	1,178,000	1,106,024
EnLink Midstream Partners LP 6.00% due 12/15/2022(10)	1,005,000	917,062
Enterprise Products Operating LLC 4.88% due 08/16/2077	842,000	804,110
Enterprise Products Operating LLC 5.25% due 08/16/2077	740,000	697,450
TransCanada Trust 5.30% due 03/15/2077	767,000	729,126
TransCanada Trust 5.63% due 05/20/2075	490,000	480,200

		6,344,992

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 5.75% due 12/15/2053	1,817,000	1,835,170

Total Preferred Securities/Capital Securities (cost $44,166,176)		43,447,523

Total Long-Term Investment Securities (cost $1,247,209,952)		1,221,414,795

SHORT-TERM INVESTMENT SECURITIES - 3.6%
Registered Investment Companies - 3.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67%(11)	22,651,314	22,651,314
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(11)(12)	22,587,668	22,587,668

Total Short-Term Investment Securities (cost $45,238,982)		45,238,982

TOTAL INVESTMENTS (cost $1,292,448,934)	101.0%	1,266,653,777
Liabilities in excess of other assets	(1.0)	(12,891,571)

NET ASSETS	100.0%	$1,253,762,206

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $198,269,879 representing 15.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Securities classified as Level 3 (see Note 1).
(5)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $59,063 representing 0.0% of net assets.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2018.
(8)	Principal amount of security is adjusted for inflation.
(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2018, the Fund held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	79	$1	$58,922	$745.85	0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	The rate shown is the 7-day yield as of May 31, 2018.
(12)	At May 31, 2018, the Fund had loaned securities with a total value of $66,318,003. This was secured by collateral of $22,587,668 which was received in cash and subsequently invested in short-term investments currently valued at $22,587,668 as reported in the Portfolio of Investments. Additional collateral of $45,556,783 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.00% to 25.72%	06/15/2018 to 05/01/2048	$6,864,712
Federal National Mtg. Assoc.	1.25% to 16.32%	06/25/2018 to 06/25/2048	10,522,420
Government National Mtg. Assoc.	1.11% to 27.85%	11/20/2026 to 11/20/2067	10,340,657
United States Treasury Bills	0.00%	07/05/2018 to 08/30/2018	654,078
United States Treasury Notes/Bonds	0.13% to 4.38%	10/15/2018 to 02/15/2047	17,174,916

REMIC	- Real Estate Mortgage Investment Conduit
TIPS	- Treasury Inflation Protected Securities
ULC	- Unlimited Liability Corp.
FRS	- Floating Rate Security
VRS	- Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$28,723,039	$—	$28,723,039
U.S. Corporate Bonds & Notes:
Airlines	—	1,307,464	37,587	1,345,051
Finance - Investment Banker/Broker	—	2,187,586	41	2,187,627
Gambling (Non-Hotel)	—	—	85	85
Other Industries	—	415,679,650	—	415,679,650
Foreign Corporate Bonds & Notes	—	135,494,379	—	135,494,379
Foreign Government Obligations	—	57,177,799	—	57,177,799
U.S. Government Agencies	—	408,921,594	—	408,921,594
U.S. Government Treasuries	—	127,232,940	—	127,232,940
Common Stocks	—	—	58,922	58,922
Preferred Securities	1,146,186	—	—	1,146,186
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	43,447,508	—	43,447,508
Short-Term Investment Securities	45,238,982	—	—	45,238,982

Total Investments at Value	$46,385,168	$1,220,171,959	$96,650	$1,266,653,777

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 100.4%
U.S. Government Agencies - 69.3%

Federal Farm Credit Bank 0.85% due 10/25/2018	$2,100,000	$2,090,160
Federal Farm Credit Bank FRS 1.78% (1 ML - 0.15%) due 10/11/2018	8,000,000	7,999,924
2.05% (1 ML + 0.14%) due 08/01/2018	1,000,000	1,000,520
Federal Home Loan Bank 1.25% due 01/16/2019	1,200,000	1,195,266
1.63% due 06/04/2018	1,500,000	1,499,796
1.74% due 06/20/2018	5,000,000	4,995,408
1.75% due 06/25/2018	1,500,000	1,498,250
1.78% due 06/27/2018	4,500,000	4,494,215
1.81% due 07/06/2018	5,000,000	4,991,250
1.84% due 07/13/2018	5,375,000	5,363,462
Federal Home Loan Bank FRS 1.78% (1 ML - 0.14%) due 10/12/2018	4,000,000	3,999,949
1.82% (1 ML - 0.13%) due 07/20/2018	4,000,000	4,000,335
1.82% (1 ML - 0.13%) due 08/20/2018	3,000,000	3,000,000
1.83% (1 ML - 0.12%) due 11/21/2018	2,000,000	2,000,000
1.83% (1 ML - 0.14%) due 01/28/2019	2,000,000	2,000,000
1.88% (1 ML - 0.08%) due 07/23/2018	5,000,000	5,000,638
Federal Home Loan Mtg. Corp. 0.88% due 10/12/2018	1,334,000	1,329,746
Federal National Mtg. Assoc. 1.13% due 12/14/2018	1,200,000	1,195,667
1.53% due 06/01/2018	32,000,000	32,000,000
1.68% due 06/19/2018	2,000,000	1,998,320

Total U.S. Government Agencies (amortized cost $91,652,906)		91,652,906

U.S. Government Treasuries - 31.1%

United States Treasury Bills 1.65% due 06/28/2018	2,000,000	1,997,470
1.69% due 06/28/2018	8,100,000	8,089,755
1.70% due 07/05/2018	1,000,000	998,399
1.73% due 06/28/2018	3,400,000	3,395,700
1.74% due 07/19/2018	2,000,000	1,995,387
1.84% due 08/02/2018	3,000,000	2,990,524
1.84% due 08/09/2018	4,000,000	3,985,932
1.89% due 08/23/2018	3,000,000	2,986,962
1.89% due 08/30/2018	3,300,000	3,284,490
1.92% due 09/06/2018	5,100,000	5,073,822
United States Treasury Notes
1.13% due 01/31/2019	1,800,000	1,790,594
1.25% due 01/31/2019	2,000,000	1,991,586
1.38% due 12/31/2018	1,600,000	1,595,805
1.50% due 01/31/2019	1,000,000	997,120

Total U.S. Government Treasuries (amortized cost $41,173,546)		41,173,546

TOTAL INVESTMENTS (amortized cost $132,826,452)	100.4%	132,826,452
Liabilities in excess of other assets	(0.4)	(557,345)

NET ASSETS	100.0%	$132,269,107

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$132,826,452	$—	$132,826,452

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Principal Amount/ Shares(14)	Value (Note 1)
CONVERTIBLE BONDS & NOTES - 2.3%
Applications Software - 0.4%

ServiceNow, Inc. Senior Notes zero coupon due 06/01/2022*	$1,514,000	$2,128,086

Cable/Satellite TV - 0.2%

DISH Network Corp. Senior Notes 3.38% due 08/15/2026	1,520,000	1,347,966

Casino Hotels - 0.2%

Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	720,000	1,329,336

Commercial Services-Finance - 0.2%

Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020(1)	1,360,000	1,274,385

Computers-Memory Devices - 0.4%

Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*#	2,015,000	2,085,052

Electronic Components-Semiconductors - 0.5%

Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,068,000	1,357,724
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037(1)	1,113,000	1,420,744

		2,778,468

Enterprise Software/Service - 0.2%

Workday, Inc. Senior Notes 0.25% due 10/01/2022*	1,280,000	1,413,879

Multimedia - 0.2%

Liberty Media Corp-Liberty Formula One Senior Notes 1.00% due 01/30/2023	800,000	854,681

Oil Companies-Exploration & Production - 0.0%

Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019†#(2)(3)	1,465,000	1,905

Total Convertible Bonds & Notes
(cost $14,323,572)		13,213,758

U.S. CORPORATE BONDS & NOTES - 67.2%
Auto-Cars/Light Trucks - 0.2%

Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*#	1,000,000	867,500

Banks-Mortgage - 0.5%

Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	3,045,000	3,028,861

Broadcast Services/Program - 0.5%

Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	2,620,000	2,785,060

Building & Construction Products-Misc. - 0.4%

Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,421,863

Building Products-Cement - 0.5%

CEMEX Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,755,000	2,789,437

Building Products-Doors & Windows - 0.1%

Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	170,000	160,650
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	270,000	251,100

		411,750

Building-Heavy Construction - 0.5%

Brand Energy & Infrastructure Services, Inc. Senior Notes 8.50% due 07/15/2025*	2,727,000	2,788,357

Building-Residential/Commercial - 2.5%

AV Homes, Inc. Company Guar. Notes 6.63% due 05/15/2022	3,215,000	3,268,048
Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027#	1,560,000	1,380,756
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	1,145,000	1,110,650
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,068,406
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,555,965
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	690,000	655,086
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,389,731

		14,428,642

Cable/Satellite TV - 3.8%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	149,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,671,906
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	720,363

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	360,900
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	3,740,000	3,664,078
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,503,037
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,730,000	1,721,385
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,795,880
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,026,652
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,695,000	1,461,446
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	5,951,000

		22,026,272

Casino Hotels - 1.9%

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	2,695,000	2,762,375
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,105,450
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	2,125,000	2,042,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,880,325

		10,790,275

Casino Services - 0.7%

Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,681,525
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,300,000	1,296,750

		3,978,275

Cellular Telecom - 2.9%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,544,000	4,578,080
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,491,900
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025#	2,415,000	2,487,450
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,051,000	5,301,024

		16,858,454

Chemicals-Specialty - 0.9%

Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	4,370,000	4,589,724
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	455,000	487,987

		5,077,711

Coal - 2.4%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021(1)	2,605,000	2,618,025
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*(1)	4,270,000	3,672,200
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025*#	4,660,000	4,834,750
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	2,835,000	2,902,331

		14,027,306

Commercial Services-Finance - 0.2%

ACE Cash Express, Inc. Senior Sec. Notes 12.00% due 12/15/2022*	969,000	1,068,323

Computer Services - 0.6%

Conduent Finance, Inc./Xerox Business Services LLC Company Guar. Notes 10.50% due 12/15/2024*	2,815,000	3,300,587

Containers-Paper/Plastic - 3.0%

Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,842,800
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	2,005,000	1,893,923

Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*#	3,720,000	3,589,800
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	2,835,000	2,629,462
Plastipak Holdings, Inc. Senior Notes 6.25% due 10/15/2025*	810,000	773,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,026,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	2,320,000	2,380,784

		17,136,419

Cosmetics & Toiletries - 0.5%

Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024#	4,530,000	2,593,425

Data Processing/Management - 1.6%

First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,305,000	3,351,601
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,424,056
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,399,786

		9,175,443

Disposable Medical Products - 0.9%

Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	5,015,000	5,077,687

Electric-Integrated - 0.7%

AES Corp. Senior Notes 5.13% due 09/01/2027	4,355,000	4,289,675
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	5,553,748	56

		4,289,731

Electronic Components-Semiconductors - 0.5%

Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	2,800,000	2,912,980

Enterprise Software/Service - 0.9%

Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(4)	595,000	597,975
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	167,681
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,478,000	4,550,768

		5,316,424

Finance-Consumer Loans - 3.4%

Navient Corp. Senior Notes 5.88% due 10/25/2024#	4,481,000	4,415,129
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,629,000	2,714,443
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,679,261
SLM Corp. Senior Notes 5.63% due 08/01/2033	350,000	299,250
SLM Corp. Senior Notes 6.13% due 03/25/2024#	3,270,000	3,278,175
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	989,400
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	168,300
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,114,400
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	2,585,000	2,796,686
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	2,011,050

		19,466,094

Finance-Other Services - 1.8%

FBM Finance, Inc. Senior Sec. Notes 8.25% due 08/15/2021*	1,080,000	1,130,544
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,400,456
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	964,550
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	1,425,000	1,457,062

Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	4,240,000	4,108,772
Vantiv LLC/Vanity Issuer Corp. Company Guar. Notes 4.38% due 11/15/2025*	550,000	519,750

		10,581,134

Financial Guarantee Insurance - 0.3%

MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	693,600
Radian Group, Inc. Senior Notes 4.50% due 10/01/2024	1,270,000	1,208,088

		1,901,688

Food-Misc./Diversified - 2.0%

Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	3,787,500
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	2,802,995
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,392,754
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,392,975
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*#	1,230,000	1,260,012

		11,636,236

Funeral Services & Related Items - 0.1%

Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	700,830

Gambling (Non-Hotel) - 2.3%

Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,075,000	1,981,625
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	3,020,000	3,155,900
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	3,165,000	3,315,338
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	350,000	337,750
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	2,265,000	2,310,300
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,740,000	1,866,167

		12,967,080

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,328,250

Insurance Brokers - 0.6%

USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	3,495,000	3,521,212

Insurance-Multi-line - 0.5%

Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024#	260,000	216,125
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,017,562
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	973,081
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021	539,000	532,263
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020	341,000	342,705

		3,081,736

Internet Connectivity Services - 0.7%

Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,816,769

Internet Content-Entertainment - 0.5%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025	2,570,000	2,644,145

Machinery-Construction & Mining - 0.6%

BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	3,165,000	3,376,960

Machinery-Material Handling - 0.6%

Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	3,300,000	3,597,000

Medical Information Systems - 0.3%

Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	1,890,000	1,807,313

Medical Labs & Testing Services - 1.0%

Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	500,604

Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	600,000	602,250
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	4,570,000	4,364,350

		5,467,204

Medical-Biomedical/Gene - 0.1%

Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(4)	745,000	756,175

Medical-Drugs - 0.0%

Valeant Pharmaceuticals International Senior Notes 8.50% due 01/31/2027*	20,000	20,363

Medical-Generic Drugs - 0.3%

Teva Pharmaceutical Finance IV LLC Company Guar. Notes 2.25% due 03/18/2020	1,725,000	1,661,867

Medical-HMO - 0.1%

MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	540,000	560,250

Medical-Hospitals - 2.1%

Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,075,000	2,113,906
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	690,000	691,725
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,237,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,102,550
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,788,150

		11,933,831

Metal Processors & Fabrication - 0.7%

Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,122,214
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	2,956,792

		4,079,006

Metal Products-Fasteners - 0.5%

TriMas Corp. Company Guar. Notes 4.88% due 10/15/2025*	2,825,000	2,690,813

Metal-Aluminum - 0.3%

Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	1,993,350

Music - 0.4%

WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	548,063
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	1,578,000	1,562,220

		2,110,283

Non-Hazardous Waste Disposal - 0.2%

Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	1,095,000	1,056,675

Office Automation & Equipment - 0.4%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,424,100
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	570,000	488,718
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	540,000	481,950

		2,394,768

Oil & Gas Drilling - 0.2%

Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	1,850,000	1,387,500

Oil Companies-Exploration & Production - 5.1%

California Resources Corp. Sec. Notes 8.00% due 12/15/2022*#	4,730,000	4,174,603
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	665,000	650,262
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	360,000	359,433
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	415,000	423,414
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	531,000	539,054
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,540,000	1,636,250
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,164,575
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	1,575,000	1,555,313

Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	3,216,000	3,183,840
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	2,516,000	2,462,535
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	209,543
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	900,000	859,500
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	256,025
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	3,150,000	2,953,125
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	370,475
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	170,000	172,975
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,410,000	3,154,250
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,420,000	1,405,800
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	740,000	738,601
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	841,000	883,050
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,100,950

		29,253,573

Oil Refining & Marketing - 0.2%

Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	600,000	567,750
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028*	375,000	352,313

		920,063

Pipelines - 1.9%

Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	4,060,000	4,131,943
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,654,569
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,454,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,736,658

		10,977,795

Racetracks - 0.6%

Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*#	3,415,000	3,261,325

Real Estate Investment Trusts - 0.7%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	3,985,000	4,094,587

Rental Auto/Equipment - 3.0%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	3,570,000	3,302,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023#	2,060,000	1,982,750
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,568,000	1,658,160
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	2,386,000	2,564,950
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	932,122
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	6,370,000	5,982,067
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,048,062

		17,470,361

Retail-Building Products - 0.3%

Beacon Escrow Corp. Company Guar. Notes 4.88% due 11/01/2025*	1,995,000	1,835,400

Retail-Leisure Products - 0.5%

Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,830,000	2,872,450

Retail-Office Supplies - 0.4%

Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*#	2,280,000	2,114,700

Retail-Propane Distribution - 0.5%

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021#	513,000	475,808

Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022#	1,271,000	1,166,142
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023#	1,242,000	1,099,170

		2,741,120

Retail-Restaurants - 0.1%

CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022#	697,000	621,201

Rubber-Tires - 0.3%

Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	1,640,000	1,553,900

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(5)(6)	50,000	0

Security Services - 1.1%

APX Group Inc Company Guar. Notes 7.63% due 09/01/2023#(1)	2,155,000	1,891,012
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	4,390,000	4,335,125

		6,226,137

Semiconductor Equipment - 0.2%

Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	890,000	853,288

Steel-Producers - 1.2%

AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027#	2,400,000	2,292,000
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	1,130,000	1,156,837
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	1,070,000	1,061,975
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	390,000	368,550
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	929,183
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,152,600

		6,961,145

Telephone-Integrated - 1.0%

CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#	3,070,000	2,866,797
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	890,000	915,053
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	900,000	871,875
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,240,000	1,187,300

		5,841,025

Television - 2.6%

Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,346,825
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,001,700
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*#	1,015,000	943,950
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*#	1,585,000	1,569,150
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	613,500
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	2,990,000	2,997,475
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	1,965,000	1,969,913
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	3,153,000	3,188,471

		14,630,984

Transport-Equipment & Leasing - 0.3%

DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	644,625
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,267,663

		1,912,288

Wire & Cable Products - 0.3%

General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	1,750,000	1,789,375

Total U.S. Corporate Bonds & Notes
(cost $388,182,606)		385,620,031

FOREIGN CORPORATE BONDS & NOTES - 16.0%
Aerospace/Defense - 0.7%

Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,075,000	4,059,719

Cable/Satellite TV - 0.9%

Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	600,000	591,480
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	2,210,000	2,113,312
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*#	910,000	873,600
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,439,763

		5,018,155

Computer Software - 0.5%

Camelot Finance SA Senior Notes 7.88% due 10/15/2024*#	2,924,000	2,982,480

Containers-Metal/Glass - 1.5%

ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(4)	2,305,000	2,305,000
ARD Securities Finance SARL Senior Sec. Notes 8.75% due 01/31/2023*(4)	1,000,000	1,020,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	3,375,000	3,417,187
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	845,000	881,969
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*	1,090,000	1,024,600

		8,648,756

Diamonds/Precious Stones - 0.1%

Northwest Acquisitions ULC/Dominion Finco, Inc. Sec. Notes 7.13% due 11/01/2022*	355,000	359,438

Finance-Consumer Loans - 0.5%

goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	2,510,000	2,673,150

Gold Mining - 0.3%

New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	160,000	163,400
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*#	1,620,000	1,609,875

		1,773,275

Hazardous Waste Disposal - 0.4%

Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	1,025,000	1,035,250
Tervita Escrow Corp. Senior Sec. Notes 7.63% due 12/01/2021*	1,155,000	1,166,550

		2,201,800

Medical-Drugs - 4.0%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	4,910,000	3,608,850
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	3,860,000	2,740,600
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,910,000	1,777,923
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	12,885,000	12,176,325
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	1,882,375
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	476,613
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	465,581

		23,128,267

Metal-Aluminum - 0.7%

Alcoa Nederland Holding BV Company Guar. Notes 6.13% due 05/15/2028*	1,130,000	1,161,075
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	2,870,000	2,733,675

		3,894,750

Metal-Copper - 0.8%

First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	3,585,000	3,602,925
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	390,000	390,975

First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*		850,000	831,937

			4,825,837

Oil & Gas Drilling - 0.3%

Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		860,000	724,550
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031#		255,000	235,875
Transocean, Inc. Company Guar. Notes 9.35% due 12/15/2041(1)		1,035,000	1,035,000

			1,995,425

Oil Companies-Exploration & Production - 1.0%

MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		1,680,000	1,516,200
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,490,000	1,493,263
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		1,190,000	1,073,975
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*#		1,745,000	1,734,181

			5,817,619

Oil-Field Services - 0.4%

Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042		640,000	473,600
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036#		1,700,000	1,326,000
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038#		640,000	508,800

			2,308,400

Retail-Restaurants - 1.2%

1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		7,185,000	6,807,787

Security Services - 0.5%

Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		2,855,000	2,904,963

Semiconductor Equipment - 0.5%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,438,588
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,485,412

			2,924,000

Soap & Cleaning Preparation - 0.4%

Diamond BC BV Senior Notes 5.63% due 08/15/2025*	EUR	2,385,000	2,476,745

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(1)(3)(5)(6)		925,000	0

Television - 0.5%

Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,760,800

Textile-Products - 0.5%

Eagle Intermediate Global Holding BV/Ruyi US Finance LLC Senior Sec. Notes 7.50% due 05/01/2025*		2,830,000	2,887,449

Transport-Equipment & Leasing - 0.2%

Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024		1,140,000	1,085,850

Wireless Equipment - 0.1%

Nokia OYJ Senior Notes 3.38% due 06/12/2022		290,000	282,750
Nokia OYJ Senior Notes 4.38% due 06/12/2027		305,000	287,170

			569,920

Total Foreign Corporate Bonds & Notes
(cost $94,501,446)			92,104,585

LOANS(7)(8)(9) - 4.1%
Applications Software - 0.3%

SS&C European Holdings SARL FRS BTL-B4 4.48% (1 ML + 2.50%) due 04/16/2025(1)		498,692	501,186
SS&C Technologies, Inc. FRS BTL-B3 4.48% (1 ML + 2.50%) due 04/16/2025(1)		1,331,976	1,338,636

			1,839,822

Building-Residential/Commercial - 0.0%

TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(6)		2,037,810	0

Diversified Operations/Commercial Services - 0.5%

PSAV Holdings LLC FRS BTL-B 5.17% (1 ML + 3.25%) due 03/01/2025(1)		1,291,855	1,291,855
PSAV Holdings LLC FRS BTL-B 5.26% (3 ML + 3.25%) due 03/01/2025(1)		1,563,145	1,563,145

			2,855,000

E-Commerce/Products - 0.2%

Lands’ End, Inc. FRS BTL-B 5.23% (1 ML + 3.25%) due 04/04/2021(1)		997,721	956,981

E-Commerce/Services - 0.5%

Shutterfly, Inc. FRS BTL-B2 4.73% (1 ML + 2.75%) due 08/17/2024(1)		2,830,806	2,845,843

Electronic Components-Semiconductors - 0.2%

Microchip Technology, Inc. FRS BTL-B 4.31% (1 ML + 2.00%) due 05/15/2025(1)		1,290,000	1,295,912

Finance-Credit Card - 0.3%

Blackhawk Network Holdings, Inc. BTL (coupon TBD) due 05/23/2025(1)		1,575,000	1,575,492

Food-Flour & Grain - 0.1%

C.H. Guenther & Son, Inc. FRS BTL-B 4.73% (1 ML + 2.75%) due 03/31/2025(1)		495,000	496,856

Gambling (Non-Hotel) - 0.6%

Golden Entertainment, Inc. FRS BTL-B 4.98% (1 ML + 3.00%) due 10/20/2024(1)		3,541,125	3,541,125

Insurance Brokers - 0.3%

HUB International, Ltd. FRS BTL-B1 5.36% (1 ML + 3.00%) due 04/25/2025(1)		1,710,000	1,707,483

Insurance-Multi-line - 0.1%

Genworth Financial, Inc. FRS BTL 6.43% (1 ML + 4.00%) due 02/22/2023(1)		350,000	354,375

Machinery-General Industrial - 0.2%

Gardner Denver, Inc. FRS BTL-B1 5.05% (3 ML + 2.75%) due 07/30/2024(1)		1,273,349	1,278,188

Medical Labs & Testing Services - 0.4%

INC Research LLC FRS 1st Lien 3.98% (1 ML + 2.00%) due 08/01/2024(1)		2,087,344	2,088,214

Soap & Cleaning Preparation - 0.1%

Diamond BC BV FRS BTL 4.98% (1 ML + 3.00%) due 09/06/2024(1)		2,163	2,145
Diamond BC BV FRS BTL 5.10% (2 ML + 3.00%) due 09/06/2024(1)		860,675	853,682

			855,827

Theaters - 0.3%

Cineworld, Ltd. FRS BTL-B 4.48% (1 ML + 2.50%) due 02/28/2025(1)		1,650,000	1,642,438

Total Loans
(cost $23,323,245)			23,333,556

COMMON STOCKS - 0.1%
Electric-Generation - 0.0%

Vistra Energy Corp. CVR†(1)(10)		93,359	48,827

Multimedia - 0.0%

Haights Cross Communication, Inc.(1)(6)		10,439	0

Television - 0.1%

ION Media Networks, Inc.(1)(6)(10)		616	459,445

Total Common Stocks
(cost $82,165)			508,272

PREFERRED SECURITIES - 0.1%
Diversified Banking Institutions - 0.1%

GMAC Capital Trust I FRS† Series 2 (3 ML + 5.79%) (cost $800,527)		30,550	797,661

PREFERRED SECURITIES/CAPITAL SECURITIES - 4.5%
Banks-Commercial - 2.5%

Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(11)		$4,400,000	3,993,000
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(11)	EUR	1,000,000	1,201,340
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(11)	EUR	1,800,000	2,377,849
Banco de Sabadell SA 6.50% due 05/18/2022(11)	EUR	4,400,000	5,190,528
Intesa Sanpaolo SpA 7.70% due 09/17/2025*#(11)		1,435,000	1,363,250

			14,125,967

Diversified Banking Institutions - 2.0%

BNP Paribas SA 5.13% due 11/15/2027*(11)		1,855,000	1,665,790
BNP Paribas SA 7.63% due 03/30/2021*#(11)		1,040,000	1,090,700

Credit Agricole SA 8.13% due 12/23/2025*#(11)	2,520,000	2,743,438
Credit Suisse Group AG 6.25% due 12/18/2024(11)	2,700,000	2,679,750
Royal Bank of Scotland Group PLC FRS Series U 4.62% (3 ML + 2.32%) due 09/30/2027#(11)	1,800,000	1,782,000
UniCredit SpA 8.00% due 06/03/2024(11)	1,949,000	1,850,467

		11,812,145

Total Preferred Securities/Capital Securities
(cost $26,239,798)		25,938,112

Total Long-Term Investment Securities
(cost $547,453,359)		541,515,975

SHORT-TERM INVESTMENT SECURITIES - 7.6%
Registered Investment Companies - 7.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(12)(13) (cost $43,797,963)	43,797,963	43,797,963

REPURCHASE AGREEMENTS - 5.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $29,852,232 and collateralized by $31,805,000 of United States Treasury Notes, bearing interest at 2.25%, due 08/15/2027 and having an approximate value of $30,450,043 (cost $29,852,000)	$29,852,000	29,852,000

TOTAL INVESTMENTS
(cost $621,103,322)	107.1%	615,165,938
Liabilities in excess of other assets	(7.1)	(40,995,670)

NET ASSETS	100.0%	$574,170,268

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $267,392,458 representing 46.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $35,753,250 representing 6.2% of net assets.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	Security in default of interest and principal at maturity.
(6)	Securities classified as Level 3 (see Note 1).
(7)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Vistra Energy Corp. CVR	01/12/2017	93,359	$—	$48,827	$0.52	0.01%
ION Media Networks, Inc.	12/16/2016	616	$6	459,445	745.85	0.08

				$508,272		0.09%

(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	The rate shown is the 7-day yield as of May 31, 2018.
(13)

At May 31, 2018, the Fund had loaned securities with a total value of $61,549,970. This was secured by collateral of $43,797,963, which was received in cash and subsequently invested in short-term investments currently valued at $43,797,963 as reported in the Portfolio of Investments. Additional collateral of $18,985,810 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
United States Treasury Bills	0.00%	07/05/2018 to 08/30/2018	$805,038
United States Treasury Notes/Bonds	0.13% to 4.38%	10/31/2018 to 02/15/2047	18,180,772

(14)	Denominated in United States dollars unless otherwise indicated.

BTL - Bank Term Loan

CVR - Contingent Value Rights

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR	- Euro Currency

Index Legend

1 ML - 1 Month USD Libor

2 ML - 2 Month USD Libor

3 ML - 3 Month USD Libor

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	EUR	5,164,000	USD	6,066,554	06/29/2018	$17,820	$—

UBS AG	EUR	5,164,000	USD	6,069,322	06/29/2018	20,588	—

Net Unrealized Appreciation/(Depreciation)						$38,408	$—

EUR	- Euro Currency
USD	- United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$13,213,758	$—	$13,213,758
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	385,620,031	—	385,620,031
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	92,104,585	—	92,104,585
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	23,333,556	—	23,333,556
Common Stocks:
Electria-Generation	—	48,827	—	48,827
Other Industries	—	—	459,445	459,445
Preferred Securities	797,661	—	—	797,661
Preferred Securities/Capital Securities	—	25,938,112	—	25,938,112
Short-Term Investment Securities	43,797,963	—	—	43,797,963
Repurchase Agreements	—	29,852,000	—	29,852,000

Total Investments at Value	$44,595,624	$570,110,869	$459,445	$615,165,938

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$38,408	$—	$38,408

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.2%
Argentina - 0.0%

Grupo Supervielle SA ADR#	14,973	$257,086

Australia - 2.8%

Afterpay Touch Group, Ltd.†#	479,242	2,816,988
Ansell, Ltd.	73,364	1,453,674
APA Group	100,897	661,550
AUB Group, Ltd.	153,396	1,657,843
Computershare, Ltd.	76,137	995,674
Costa Group Holdings, Ltd.	749,397	4,343,147
Domino’s Pizza Enterprises, Ltd.#	17,160	638,031
DuluxGroup, Ltd.	146,243	821,582
Iluka Resources, Ltd.	116,517	983,244
IPH, Ltd.	246,883	839,376
Orica, Ltd.	97,900	1,306,401
Ramsay Health Care, Ltd.	19,407	897,634
Reliance Worldwide Corp., Ltd. (ASX)#	423,787	1,837,559
Reliance Worldwide Corp., Ltd.†	14,874	64,679
Sonic Healthcare, Ltd.	57,817	1,028,522
WiseTech Global, Ltd.#	68,387	753,624

		21,099,528

Austria - 0.1%

Mayr-Melnhof Karton AG	7,045	1,009,188

Bermuda - 2.7%

BW Offshore, Ltd.†	943,252	5,404,753
Cafe de Coral Holdings, Ltd.	750,000	1,928,755
China Resources Gas Group, Ltd.	294,000	1,112,703
Credicorp, Ltd.	5,923	1,311,471
Dairy Farm International Holdings, Ltd.	233,000	1,995,185
Esprit Holdings, Ltd.†#	339,850	109,368
Hiscox, Ltd.	195,363	3,901,266
Midland Holdings, Ltd.	2,370,000	643,163
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	744,000	1,480,476
VTech Holdings, Ltd.	115,349	1,407,120
XL Group, Ltd.	9,500	528,010

		19,822,270

Brazil - 1.8%

Anima Holding SA	59,909	299,664
Azul SA ADR†	116,481	2,490,364
BRF SA†	45,400	260,399
Cia de Saneamento Basico do Estado de Sao Paulo	49,800	342,675
Cyrela Brazil Realty SA Empreendimentos e Participacoes	81,200	254,310
EDP - Energias do Brasil SA	35,741	126,402
Embraer SA ADR	16,488	396,701
Equatorial Energia SA	22,700	370,546
Fibria Celulose SA	34,500	641,816
Gerdau SA (Preference Shares)	131,800	522,913
Hypera SA	34,189	258,232
Instituto Hermes Pardini SA	62,800	333,976
Kroton Educacional SA	183,288	531,501
Linx SA	118,500	604,554
Localiza Rent a Car SA	56,733	375,382
Lojas Americanas SA (Preference Shares)†	145,100	690,357
Lojas Renner SA	69,600	552,085
Magazine Luiza SA	68,400	1,979,423
Movida Participacoes SA	114,100	211,296
Qualicorp SA	22,537	114,842
Raia Drogasil SA	17,154	286,027
Rumo SA†	479,500	1,772,887
Suzano Papel e Celulose SA	31,400	363,188

		13,779,540

Canada - 5.8%

Agnico Eagle Mines, Ltd.	32,235	1,446,672
Descartes Systems Group, Inc.†	175,997	5,251,677
Dollarama, Inc.	39,788	4,592,221
Enerplus Corp.#	478,800	5,852,985
Finning International, Inc.	76,000	1,890,328
Interfor Corp.†	331,900	6,601,651
Norbord, Inc.#	104,200	4,345,283
Parex Resources, Inc.†	327,100	5,905,762
Quebecor, Inc., Class B	178,300	3,439,212
Seven Generations Energy, Ltd., Class A†	37,654	487,301
TMX Group, Ltd.	18,197	1,141,137
TORC Oil & Gas, Ltd.	42,570	255,105
Trevali Mining Corp.†	3,048,300	2,492,055

		43,701,389

Cayman Islands - 4.8%

51job, Inc. ADR†	17,749	1,888,494
Airtac International Group	192,535	3,294,439
Ajisen China Holdings, Ltd.	680,000	276,448
China Resources Cement Holdings, Ltd.	8,214,000	9,607,965
Chinasoft International, Ltd.	4,964,000	4,165,033
Gourmet Master Co., Ltd.	271,000	2,802,265
Kingdee International Software Group Co., Ltd.	5,596,000	6,094,931
Microport Scientific Corp.	1,895,000	2,582,314
Midland IC&I, Ltd.†	1,196,000	50,987
Pacific Textiles Holdings, Ltd.	1,863,000	1,610,439
Shenguan Holdings Group, Ltd.	716,000	38,568
Silicon Motion Technology Corp. ADR	24,000	1,167,120
Stella International Holdings, Ltd.	389,500	467,990
Tingyi Cayman Islands Holding Corp.	936,000	2,092,272

		36,139,265

Chile - 0.1%

Aguas Andinas SA, Class A	896,503	529,145

Denmark - 2.3%

Carlsberg A/S, Class B	8,126	904,030
Dfds A/S	10,858	644,863
DSV A/S	22,448	1,865,029
GN Store Nord A/S	129,259	4,931,983
Jyske Bank A/S	34,350	1,873,557
Royal Unibrew A/S	82,476	5,925,148
Sydbank A/S	17,957	609,907
William Demant Holding A/S†	16,666	606,372

		17,360,889

Faroe Islands - 0.3%

Bakkafrost P/F	44,785	2,346,894

Finland - 0.4%

Tikkurila Oyj	8,059	143,875
Valmet Oyj	157,461	2,901,430

		3,045,305

France - 3.5%

Alten SA	50,012	5,061,100
Edenred	11,201	361,033
Elior Group SA#*	42,992	719,271
Legrand SA	13,139	989,731
Plastic Omnium SA	11,237	522,452
Remy Cointreau SA	36,153	5,381,250
SEB SA	5,866	1,058,348
Sodexo SA	11,544	1,122,865
SOITEC†	47,636	4,403,398
Somfy SA	3,580	359,700
Teleperformance	35,016	5,534,709
Virbac SA†	5,620	814,692

		26,328,549

Germany - 5.2%

Amadeus Fire AG	10,143	1,125,733
Beiersdorf AG	10,720	1,231,318
Brenntag AG	24,573	1,418,223
CTS Eventim AG & Co. KGaA	45,133	2,176,051
Deutsche Wohnen SE	15,907	746,413
Evotec AG†#	219,867	3,853,008
FUCHS PETROLUB SE (Preference Shares)	33,370	1,750,435
GEA Group AG	45,912	1,691,368
Hella GmbH & Co. KGaA	22,161	1,394,892
Henkel AG & Co. KGaA (Preference Shares)	9,504	1,173,791
Infineon Technologies AG	29,820	819,462
Koenig & Bauer AG	42,110	3,223,370
LEG Immobilien AG	29,348	3,214,002
MTU Aero Engines AG	8,606	1,625,414
Rocket Internet SE†*	128,256	3,655,906
Scout24 AG*	10,840	555,602
Symrise AG	57,122	4,641,603
TAG Immobilien AG	215,086	4,534,757

		38,831,348

Guernsey - 1.0%

Burford Capital, Ltd.	359,997	7,619,495

Hong Kong - 1.7%

China Resources Beer Holdings Co., Ltd.	774,000	3,755,518
Melco International Development, Ltd.	2,265,000	8,170,554
Techtronic Industries Co., Ltd.	184,500	1,103,845

		13,029,917

India - 1.4%

Bharat Heavy Electricals, Ltd.	786,376	970,575
CESC, Ltd.†	66,638	1,006,589
Dabur India, Ltd.†	264,657	1,507,602
Federal Bank, Ltd.	1,013,686	1,269,726
Mahindra & Mahindra, Ltd.	98,486	1,346,630
MOIL, Ltd.	335,736	925,102
PVR, Ltd.†	53,966	1,055,836
Shriram Transport Finance Co., Ltd.†	80,692	1,734,200
Tata Global Beverages, Ltd.	110,033	437,189

		10,253,449

Indonesia - 0.5%

Astra Agro Lestari Tbk PT	887,400	800,247
Indocement Tunggal Prakarsa Tbk PT	1,106,600	1,406,705
Kalbe Farma Tbk PT	10,673,900	1,050,566
PT Semen Indonesia Persero Tbk	236,500	142,691
XL Axiata Tbk PT†	530,500	80,003

		3,480,212

Ireland - 3.2%

Bank of Ireland Group PLC	50,790	420,410
Cairn Homes PLC (ISE)†	331,982	710,274
Cairn Homes PLC (LSE)†	2,470,189	5,181,045
Dalata Hotel Group PLC†	875,411	6,835,455
DCC PLC	22,602	2,168,312
Greencore Group PLC	69,432	168,635
Hibernia REIT PLC	2,365,467	4,098,233
Kerry Group PLC, Class A	12,681	1,339,930
Paddy Power Betfair PLC	26,538	3,210,048

		24,132,342

Israel - 1.3%

Bezeq The Israeli Telecommunication Corp., Ltd.	335,295	410,039
Israel Discount Bank, Ltd., Class A	2,006,305	6,044,102
Mizrahi Tefahot Bank, Ltd.	174,378	3,329,528

		9,783,669

Italy - 2.1%

Cerved Group SpA	257,382	2,718,883
Davide Campari-Milano SpA	113,996	850,849
El.En. SpA	152,729	5,367,178
Enav SpA*	140,240	675,207
Fincantieri SpA	1,961,207	3,123,276
FinecoBank Banca Fineco SpA	141,887	1,416,683
Infrastrutture Wireless Italiane SpA*	76,615	563,860
Italgas SpA	164,353	856,131

		15,572,067

Japan - 20.7%

ABC-Mart, Inc.	20,300	1,246,817
Aeon Delight Co., Ltd.	16,100	573,232
AEON Financial Service Co., Ltd.	40,800	949,061
Air Water, Inc.	21,300	412,891
Amano Corp.	15,941	396,382
Anicom Holdings, Inc.	113,500	4,306,699
Asante, Inc.	9,400	196,596
Bic Camera, Inc.	242,400	3,816,935
Chiba Bank, Ltd.	142,000	1,089,300
Cosmos Pharmaceutical Corp.	3,100	666,459
Daifuku Co., Ltd.	116,600	6,012,645
Daiseki Co., Ltd.	44,300	1,421,518
Daiwa Securities Group, Inc.	134,000	775,211
Doshisha Co., Ltd.	7,900	180,167
Ezaki Glico Co., Ltd.	24,500	1,269,583
Fancl Corp.	97,900	4,500,947
Fuji Seal International, Inc.	98,800	3,861,834

Fujitsu General, Ltd.#	34,500	535,690
Harmonic Drive Systems, Inc.#	189,200	8,959,921
Heian Ceremony Service Co., Ltd.	21,100	172,572
Hirose Electric Co., Ltd.	4,900	636,033
Hitachi Transport System, Ltd.†	20,500	551,348
Hogy Medical Co., Ltd.	4,400	199,619
Iriso Electronics Co., Ltd.#	17,200	1,064,372
Japan Exchange Group, Inc.	8,100	153,499
Japan Meat Co, Ltd.#	13,700	292,759
Japan Pure Chemical Co., Ltd.	2,300	51,187
Jeol, Ltd.	56,000	580,673
JGC Corp.	14,260	296,588
Kakaku.com, Inc.	16,100	348,573
Kansai Paint Co., Ltd.	58,000	1,240,092
Kikkoman Corp.	14,300	672,889
Kintetsu World Express, Inc.	15,500	314,298
Kobayashi Pharmaceutical Co., Ltd.	21,400	1,880,528
Koito Manufacturing Co., Ltd.	35,400	2,593,876
Kusuri no Aoki Holdings Co., Ltd.	60,100	4,410,031
Lion Corp.	20,000	364,963
Maeda Corp.	355,900	3,840,303
Matsumotokiyoshi Holdings Co., Ltd.	141,000	6,787,111
Meitec Corp.	11,700	536,828
Milbon Co., Ltd.	17,000	818,363
Miraca Holdings, Inc.	5,500	178,480
Mitsubishi Pencil Co., Ltd.	12,700	262,626
MonotaRO Co., Ltd.#	27,300	1,094,987
Nakanishi, Inc.	78,300	1,646,654
NGK Spark Plug Co., Ltd.#	46,900	1,278,749
Nihon Kohden Corp.	29,200	808,951
Nihon Parkerizing Co., Ltd.	48,700	720,215
Nippon Television Holdings, Inc.	34,100	573,649
Nissei ASB Machine Co., Ltd.	13,300	630,694
Nitori Holdings Co., Ltd.	6,300	1,080,434
Nomura Research Institute, Ltd.	50,200	2,518,100
Obara Group, Inc.	4,700	272,917
OBIC Business Consultants Co., Ltd.	14,400	1,073,173
OBIC Co., Ltd.	94,400	8,140,202
Omron Corp.	8,900	465,217
Park24 Co., Ltd.	19,300	520,372
Persol Holdings Co., Ltd.	336,300	7,182,140
Proto Corp.	31,900	474,000
Rakuten, Inc.	6,700	44,901
Rinnai Corp.	5,000	476,110
Ryohin Keikaku Co., Ltd.	2,800	948,947
S Foods, Inc.	11,500	473,030
San-A Co, Ltd.	8,300	420,788
Santen Pharmaceutical Co., Ltd.	113,100	1,959,217
SCREEN Holdings Co., Ltd.	54,300	4,587,437
Seino Holdings Co., Ltd.	22,500	422,369
Senko Group Holdings Co., Ltd.†	51,300	410,014
Seria Co., Ltd.#	155,834	7,495,533
SG Holdings Co., Ltd.	121,000	2,733,029
Shima Seiki Manufacturing, Ltd.	9,400	530,291
Shimamura Co., Ltd.	3,000	306,278
Shimano, Inc.	1,900	268,081
Shizuoka Bank, Ltd.	57,000	548,151
SK Kaken Co., Ltd.	3,000	286,001
SMS Co., Ltd.	78,100	2,920,496
Sony Financial Holdings, Inc.#	49,000	897,429
Stanley Electric Co., Ltd.	47,800	1,623,121
Sundrug Co., Ltd.	31,400	1,422,738
Taisei Lamick Co, Ltd.†	9,300	265,400
Tateru, Inc.	99,600	1,942,733
TechnoPro Holdings, Inc.	118,800	7,669,460
Terumo Corp.	20,500	1,210,471
THK Co., Ltd.	207,200	7,318,821
Toshiba Plant Systems & Services Corp.	16,200	360,224
TOTO, Ltd.	8,000	416,326
Unicharm Corp.	65,500	2,029,918
USS Co., Ltd.	117,000	2,208,341
Yamato Holdings Co., Ltd.#	147,500	4,223,922
Zojirushi Corp.	40,700	612,537

		154,932,067

Jersey - 0.1%

Sanne Group PLC	122,487	1,038,938

Luxembourg - 0.6%

B&M European Value Retail SA	180,772	966,850
Globant SA†	9,019	464,478
Nexa Resources SA#	204,204	3,210,087

		4,641,415

Malaysia - 0.3%

Genting Bhd	707,900	1,561,001
Public Bank Bhd	112,800	675,142

		2,236,143

Mauritius - 0.2%

MakeMyTrip, Ltd.†#	43,533	1,523,655

Mexico - 0.6%

Arca Continental SAB de CV	93,858	564,711
Concentradora Fibra Danhos SA de CV	237,633	363,396
Concentradora Fibra Hotelera Mexicana SA de CV*	345,251	195,262
Genomma Lab Internacional SAB de CV, Class B†#	468,936	396,880
GMexico Transportes SAB de CV#*	260,500	359,182
Grupo Aeroportuario del Centro Norte SAB de CV	77,717	369,830
Grupo Aeroportuario del Sureste SAB de CV ADR	4,272	682,537
Grupo Financiero Inbursa SAB de CV, Class O	253,198	357,746
Mexichem SAB de CV	146,000	411,691
PLA Administradora Industrial S de RL de CV	313,782	444,290

		4,145,525

Netherlands - 1.4%

Aalberts Industries NV	13,368	656,027
ASM International NV	15,274	891,828
IMCD NV	12,052	748,581
Takeaway.com NV†*	29,906	1,743,867
Wessanen	316,673	6,585,981

		10,626,284

New Zealand - 0.1%

Fisher & Paykel Healthcare Corp., Ltd.	39,866	369,588
Fletcher Building, Ltd.	106,116	489,343

		858,931

Norway - 0.8%

Aker Solutions ASA†#	161,994	1,060,031
Marine Harvest ASA	40,175	804,044
TGS NOPEC Geophysical Co. ASA	111,308	3,733,835
XXL ASA#*	57,662	524,765

		6,122,675

Philippines - 0.7%

Bloomberry Resorts Corp.	16,379,100	3,362,262
Jollibee Foods Corp.	92,650	482,450
Metropolitan Bank & Trust Co.	853,730	1,288,554

		5,133,266

Portugal - 0.1%

NOS SGPS SA	104,718	561,680

Singapore - 0.7%

Ascendas India Trust	1,754,500	1,388,399
City Developments, Ltd.	166,800	1,391,340
Singapore Technologies Engineering, Ltd.	609,800	1,579,502
Venture Corp., Ltd.	72,863	1,140,879

		5,500,120

South Africa - 0.6%

AVI, Ltd.	132,530	1,064,885
Clicks Group, Ltd.	117,324	1,869,917
Dis-Chem Pharmacies, Ltd.*	730,370	1,646,332

		4,581,134

South Korea - 1.8%

Coway Co., Ltd.	22,359	1,810,279
Hana Tour Service, Inc.	17,460	1,661,647
Hotel Shilla Co., Ltd.	35,450	4,059,901
Lock&Lock Co., Ltd.	18,995	418,585
LS Industrial Systems Co., Ltd.	29,924	2,138,584
Orion Corp.	15,620	1,873,113
Samsung Fire & Marine Insurance Co., Ltd.	4,834	1,122,864
TK Corp.	45,512	543,391

		13,628,364

Spain - 2.1%

Amadeus IT Group SA	89,723	7,110,421
Cellnex Telecom SA#*	61,888	1,577,203
CEMEX Latam Holdings SA†	103,592	318,982
CIE Automotive SA	147,490	5,607,988
Viscofan SA	13,486	900,390

		15,514,984

Sweden - 2.1%

Ahlsell AB*	173,293	1,054,818
Essity AB, Class B	25,611	649,356
Evolution Gaming Group AB*	81,023	5,141,580
LeoVegas AB*	315,094	2,680,049
Saab AB, Series B	11,010	454,927
SSAB AB, Class A	849,666	4,571,856
Swedish Match AB	26,593	1,261,159

		15,813,745

Switzerland - 3.2%

Coca-Cola HBC AG	17,679	604,103
DKSH Holding AG	2,812	223,807
Dufry AG	8,504	1,158,046
Geberit AG	1,979	853,275
Georg Fischer AG	5,155	6,654,083
Julius Baer Group, Ltd.	15,204	884,706
Logitech International SA	47,314	1,931,050
Lonza Group AG	1,605	430,777
Sika AG	449	3,574,753
Sonova Holding AG	8,735	1,524,485
Temenos AG	40,493	6,013,140

		23,852,225

Taiwan - 0.8%

Advantech Co., Ltd.	56,256	379,941
E.Sun Financial Holding Co., Ltd.	3,102,152	2,162,528
PChome Online, Inc.	270,932	1,304,525
Voltronic Power Technology Corp.	36,950	583,194
Yuanta Financial Holding Co., Ltd.	2,867,807	1,345,563

		5,775,751

Thailand - 0.4%

AEON Thana Sinsap Thailand PCL	147,000	726,039
PTT Global Chemical PCL	343,600	958,622
Thai Beverage PCL#	1,636,300	933,366

		2,618,027

Turkey - 0.7%

Ford Otomotiv Sanayi AS	16,035	226,583
Tofas Turk Otomobil Fabrikasi AS	27,255	150,445
Turk Hava Yollari AO†	1,212,544	4,456,451

		4,833,479

United Kingdom - 17.3%

Abcam PLC	442,438	7,136,288
Admiral Group PLC	19,594	501,615
Ashtead Group PLC	28,800	888,713
Auto Trader Group PLC*	376,738	1,766,133
Babcock International Group PLC	85,507	947,087
Beazley PLC	812,627	6,460,495
Bellway PLC	8,805	384,361
Britvic PLC	40,210	432,721
Bunzl PLC	233,066	7,095,877
Burberry Group PLC	27,976	769,555
Cobham PLC†	302,613	500,023
Compass Group PLC	154,147	3,314,864
Countryside Properties PLC*	821,201	4,035,441
Cranswick PLC†	58,319	2,612,806
Croda International PLC	87,137	5,401,526
Dechra Pharmaceuticals PLC	120,405	4,458,350

Domino’s Pizza Group PLC	383,551	1,934,974
Elementis PLC	51,486	201,763
EMIS Group PLC	30,008	371,798
Fevertree Drinks PLC	279,226	11,151,707
Forterra PLC*	46,578	190,769
Greggs PLC	69,525	975,547
Halma PLC	76,451	1,372,360
Hargreaves Lansdown PLC	47,250	1,195,090
Howden Joinery Group PLC	109,907	732,335
Ibstock PLC*	1,424,714	5,304,317
IG Group Holdings PLC	76,181	875,587
IMI PLC	52,988	817,389
Indivior PLC†	637,115	4,060,153
Intertek Group PLC	34,349	2,496,432
Jardine Lloyd Thompson Group PLC	81,620	1,328,162
Just Eat PLC†	209,225	2,344,765
KAZ Minerals PLC†	557,507	7,510,158
Keywords Studios PLC	412,903	9,353,892
Learning Technologies Group PLC#	2,143,838	3,092,500
Meggitt PLC	88,652	579,582
Melrose Industries PLC	197,622	620,146
Merlin Entertainments PLC*	147,621	719,916
Moneysupermarket.com Group PLC	268,028	1,129,293
PZ Cussons PLC	22,353	70,784
Rathbone Brothers PLC	48,315	1,563,435
Rightmove PLC	51,829	3,384,890
Rotork PLC	1,075,911	4,772,916
Scapa Group PLC	365,421	2,016,430
Schroders PLC	63,872	2,743,553
Shaftesbury PLC	34,182	419,212
Smith & Nephew PLC	99,929	1,818,297
Spectris PLC	18,760	696,202
Spirax-Sarco Engineering PLC	15,381	1,263,890
Stagecoach Group PLC	140,822	280,640
Tate & Lyle PLC	26,979	246,939
TechnipFMC PLC	25,240	796,179
UNITE Group PLC	66,397	749,847
Whitbread PLC	16,803	941,626
ZPG PLC*	402,823	2,624,427

		129,453,757

United States - 0.9%

Autoliv, Inc. SDR	4,456	658,404
EPAM Systems, Inc.†	23,219	2,860,117
Gran Tierra Energy, Inc.†	269,185	876,107
Yum China Holdings, Inc.	58,098	2,283,251

		6,677,879

Total Common Stocks
(cost $549,603,506)		728,191,591

RIGHTS - 0.1%
India - 0.1%
Reliance Worldwide Corp., Ltd. Expires 06/14/2018† (cost $0)	199,160	240,983

WARRANTS - 0.0%
Thailand - 0.0%

Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50)† (cost $0)	27,795	0

Total Long-Term Investment Securities
(cost $549,603,506)		728,432,574

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Registered Investment Companies - 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(3)(4)	12,357,270	12,357,270
U.S. Government Agencies - 1.2%

Federal Home Loan Bank Disc. Notes 1.48% due 06/01/2018	$8,752,000	8,752,000

Total Short-Term Investment Securities
(cost $21,109,270)		21,109,270

REPURCHASE AGREEMENTS - 1.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $11,216,087 and collateralized by $11,950,000 of U.S. Treasury Notes, bearing interest at 2.25%, due 08/15/2027 and having an approximate value of $11,440,906. (cost $11,216,000)	11,216,000	11,216,000

TOTAL INVESTMENTS
(cost $581,928,776)	101.6%	760,757,844
Liabilities in excess of other assets	(1.6)	(11,703,571)

NET ASSETS	100.0%	$749,054,273

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was $35,733,907 representing 4.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)

At May 31, 2018, the Fund had loaned securities with a total value of $28,879,158. This was secured by collateral of $12,357,270, which was received in cash and subsequently invested in short-term investments currently valued at $12,357,270 as reported in the Portfolio of Investments. Additional collateral of $18,141,443 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.75% to 3.50%	11/01/2034 to 12/01/2047	$315,912
Federal National Mtg. Assoc.	3.00% to 4.46%	10/01/2032 to 11/01/2046	301,283
Government National Mtg. Assoc.	2.50% to 4.00%	08/20/2044 to 04/16/2059	322,517
United States Treasury Bills	0.00%	06/21/2018 to 10/11/2018	88,858
United States Treasury Notes/Bonds	0.13% to 8.75%	06/30/2018 to 02/15/2048	17,112,873

(4)	The rate shown is the 7-day yield as of May 31, 2018.

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

ISE - Irish Stock Exchange

LSE - London Stock Exchange

SDR - Swedish Depositary Receipt

THB - Thai Baht

Industry Allocation*
Auto/Truck Parts & Equipment-Original	2.8%
Banks-Commercial	2.7
Building Products-Cement	2.2
Retail-Discount	2.1
Machinery-General Industrial	2.1
Retail-Drug Store	2.0
E-Commerce/Services	1.9
Beverages-Non-alcoholic	1.9
Oil Companies-Exploration & Production	1.8
Applications Software	1.7
Insurance-Property/Casualty	1.7
Computer Services	1.6
Registered Investment Companies	1.6
Commercial Services	1.6
Chemicals-Diversified	1.6
Gambling (Non-Hotel)	1.5
Brewery	1.5
Repurchase Agreements	1.5
Cosmetics & Toiletries	1.5
Enterprise Software/Service	1.5
Retail-Restaurants	1.5
Hotels/Motels	1.4
Building-Residential/Commercial	1.4
Food-Misc./Diversified	1.3
Medical-Drugs	1.3
Human Resources	1.3
Finance-Other Services	1.2
Consulting Services	1.2
Real Estate Operations & Development	1.2
Transport-Services	1.2
Diversified Operations	1.2
U.S. Government Agencies	1.2
Building & Construction Products-Misc.	1.2
Distribution/Wholesale	1.1
Computers-Integrated Systems	1.1
Retail-Misc./Diversified	1.0
Metal-Copper	1.0
Electronic Components-Misc.	1.0
Industrial Automated/Robotic	1.0
Medical-Biomedical/Gene	1.0
Transactional Software	1.0
Engineering/R&D Services	0.9
Airlines	0.9
Forestry	0.9
Electronic Components-Semiconductors	0.9
Investment Management/Advisor Services	0.9
Diversified Financial Services	0.8
Real Estate Investment Trusts	0.8
Beverages-Wine/Spirits	0.8
Transport-Marine	0.8
Machinery-Material Handling	0.8
Miscellaneous Manufacturing	0.8
Wireless Equipment	0.8
Oil-Field Services	0.7
Food-Retail	0.7
Lasers-System/Components	0.7
Medical Products	0.7
Veterinary Products	0.7
Insurance-Life/Health	0.7
Food-Catering	0.7
Agricultural Operations	0.7
Steel-Producers	0.7
Containers-Paper/Plastic	0.6
E-Commerce/Products	0.6
Instruments-Controls	0.6
Building Products-Wood	0.6
Diversified Minerals	0.5
Research & Development	0.5
Building & Construction-Misc.	0.5
Retail-Consumer Electronics	0.5
Finance-Credit Card	0.5
Power Converter/Supply Equipment	0.5
Multimedia	0.5
Real Estate Management/Services	0.5
Food-Confectionery	0.5
Aerospace/Defense	0.5
Appliances	0.4
Chemicals-Specialty	0.4
Medical Instruments	0.4
Food-Meat Products	0.4
Machinery-Print Trade	0.4
Fisheries	0.4
Shipbuilding	0.4
Educational Software	0.4
Insurance Brokers	0.4
E-Services/Consulting	0.4
Internet Financial Services	0.4
Machine Tools & Related Products	0.3
Internet Gambling	0.3
Metal-Diversified	0.3
Coatings/Paint	0.3
Retail-Apparel/Shoe	0.3
Retail-Automobile	0.3
Leisure Products	0.3
Oil Refining & Marketing	0.3
Food-Flour & Grain	0.3
Computers-Periphery Equipment	0.3
Airport Development/Maintenance	0.3
Transport-Truck	0.3
Transport-Rail	0.2
Gas-Distribution	0.2
Building-Maintenance & Services	0.2
Electronic Connectors	0.2
Travel Services	0.2
Dental Supplies & Equipment	0.2
Textile-Products	0.2
Satellite Telecom	0.2
Casino Hotels	0.2
Rental Auto/Equipment	0.2
Diversified Manufacturing Operations	0.2
Rubber/Plastic Products	0.2
Gold Mining	0.2
Hazardous Waste Disposal	0.2
Telecommunication Equipment	0.2
Electronic Measurement Instruments	0.2
Auto-Heavy Duty Trucks	0.2
Explosives	0.2
Tobacco	0.2
Soap & Cleaning Preparation	0.2
E-Marketing/Info	0.2
Theaters	0.2
Paper & Related Products	0.2
Electric Products-Misc.	0.1
Web Portals/ISP	0.1
Electric-Integrated	0.1
Retail-Home Furnishings	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal-Iron	0.1
Medical-Hospitals	0.1
Semiconductor Equipment	0.1
Water	0.1
Schools	0.1
Internet Content-Information/News	0.1
Finance-Investment Banker/Broker	0.1
Apparel Manufacturers	0.1

Home Furnishings	0.1
Finance-Consumer Loans	0.1
Resorts/Theme Parks	0.1
Pipelines	0.1
Machinery-Thermal Process	0.1
Investment Companies	0.1
Instruments-Scientific	0.1
Television	0.1
Cable/Satellite TV	0.1
Metal Processors & Fabrication	0.1
Retail-Sporting Goods	0.1
Aerospace/Defense-Equipment	0.1
Building Products-Air & Heating	0.1
Footwear & Related Apparel	0.1
Diagnostic Equipment	0.1
Consumer Products-Misc.	0.1
Industrial Gases	0.1
Chemicals-Plastics	0.1
Telephone-Integrated	0.1
Computers	0.1
Auto-Cars/Light Trucks	0.1
Medical Information Systems	0.1
Electric-Distribution	0.1

101.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,839,481	$17,982,789	**	$0	$19,822,270
Other Countries	67,861,841	640,507,480	**	—	708,369,321
Rights	240,983	—		—	240,983
Warrants	—	0		—	0
Short Term Investment Securities:
Registered Investment Companies	12,357,270	—		—	12,357,270
U.S. Government Agencies	—	8,752,000		—	8,752,000
Repurchase Agreements	—	11,216,000		—	11,216,000

Total Investments at Value	$82,299,575	$678,458,269		$0	$760,757,844

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $10,960,858 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.1%
Advertising Agencies - 0.8%

Omnicom Group, Inc.#	26,776	$1,930,014

Aerospace/Defense - 2.2%

Northrop Grumman Corp.	7,277	2,381,398
Raytheon Co.	16,007	3,353,467

		5,734,865

Aerospace/Defense-Equipment - 2.7%

Harris Corp.	6,370	958,494
L3 Technologies, Inc.	10,910	2,163,780
United Technologies Corp.	29,231	3,648,614

		6,770,888

Agricultural Chemicals - 2.0%

CF Industries Holdings, Inc.	71,269	2,932,007
Mosaic Co.	51,443	1,414,168
Nutrien, Ltd.	15,497	784,923

		5,131,098

Airlines - 1.1%

Delta Air Lines, Inc.	49,929	2,698,662

Auto-Cars/Light Trucks - 0.5%

General Motors Co.	27,218	1,162,209

Auto/Truck Parts & Equipment-Original - 0.5%

Aptiv PLC	6,587	642,233
Delphi Technologies PLC	13,361	669,386

		1,311,619

Banks-Commercial - 1.9%

BB&T Corp.	93,764	4,922,610

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	27,496	1,505,406

Banks-Super Regional - 4.6%

PNC Financial Services Group, Inc.	22,271	3,193,884
SunTrust Banks, Inc.	36,011	2,431,102
US Bancorp	45,939	2,296,491
Wells Fargo & Co.	68,690	3,708,573

		11,630,050

Beverages-Non-alcoholic - 1.3%

Coca-Cola Co.	20,592	885,456
Coca-Cola European Partners PLC	22,601	858,160
PepsiCo, Inc.	16,627	1,666,857

		3,410,473

Building Products-Cement - 2.1%

Martin Marietta Materials, Inc.#	11,158	2,486,783
Vulcan Materials Co.#	22,435	2,865,847

		5,352,630

Cable/Satellite TV - 0.6%

Comcast Corp., Class A	45,375	1,414,792

Casino Hotels - 0.4%

Las Vegas Sands Corp.	11,937	962,242

Cellular Telecom - 0.4%

Vodafone Group PLC ADR#	34,719	900,264

Chemicals-Diversified - 1.7%

DowDuPont, Inc.	49,641	3,182,485
Westlake Chemical Corp.	9,691	1,121,539

		4,304,024

Commercial Services - 0.4%

Quanta Services, Inc.†	26,012	936,692

Commercial Services-Finance - 0.4%

Total System Services, Inc.	10,883	927,123

Computer Data Security - 0.8%

Check Point Software Technologies, Ltd.†	11,511	1,120,711
Fortinet, Inc.†	15,658	957,956

		2,078,667

Computer Services - 1.6%

International Business Machines Corp.	22,369	3,160,964
Teradata Corp.†	25,605	1,020,871

		4,181,835

Computers - 0.6%

Apple, Inc.	7,687	1,436,470

Containers-Metal/Glass - 0.7%

Crown Holdings, Inc.†	41,713	1,807,841

Cosmetics & Toiletries - 1.0%

Procter & Gamble Co.	16,159	1,182,354
Unilever PLC ADR#	26,179	1,447,175

		2,629,529

Dialysis Centers - 0.3%

DaVita, Inc.†	12,426	830,554

Diversified Banking Institutions - 9.5%

Bank of America Corp.	272,301	7,907,621
Citigroup, Inc.	62,074	4,139,715
Goldman Sachs Group, Inc.	7,269	1,641,922
JPMorgan Chase & Co.	81,516	8,723,027
Morgan Stanley	38,203	1,915,498

		24,327,783

Diversified Manufacturing Operations - 1.2%

Carlisle Cos., Inc.	9,992	1,073,041
Dover Corp.	13,569	1,047,662
General Electric Co.	67,974	957,074

		3,077,777

Electric Products-Misc. - 0.4%

AMETEK, Inc.	12,547	916,307

Electric-Distribution - 0.4%

PPL Corp.#	36,614	1,000,294

Electric-Integrated - 1.7%

FirstEnergy Corp.#	70,413	2,423,616
Great Plains Energy, Inc.	58,146	1,973,475

		4,397,091

Electronic Components-Semiconductors - 1.5%

Intel Corp.	16,922	934,094
Microchip Technology, Inc.#	9,796	953,935
Texas Instruments, Inc.	17,157	1,920,040

		3,808,069

Enterprise Software/Service - 1.9%

Oracle Corp.	105,282	4,918,775

Finance-Credit Card - 0.4%

Discover Financial Services	14,572	1,076,288

Finance-Investment Banker/Broker - 0.9%

LPL Financial Holdings, Inc.	19,841	1,364,466
Raymond James Financial, Inc.	10,961	1,058,394

		2,422,860

Food-Misc./Diversified - 3.5%

Conagra Brands, Inc.	105,042	3,892,857
Kellogg Co.#	44,747	2,881,259
Kraft Heinz Co.#	23,304	1,339,514
Mondelez International, Inc., Class A	21,760	854,515

		8,968,145

Gold Mining - 0.7%

Newmont Mining Corp.	45,564	1,773,806

Instruments-Controls - 1.3%

Honeywell International, Inc.	22,827	3,376,342

Insurance-Life/Health - 0.3%

Athene Holding, Ltd., Class A†	19,372	865,347

Insurance-Multi-line - 4.0%

Chubb, Ltd.	14,108	1,843,775
Hartford Financial Services Group, Inc.	102,363	5,356,656
Voya Financial, Inc.	56,011	2,909,211

		10,109,642

Insurance-Property/Casualty - 4.6%

Berkshire Hathaway, Inc., Class B†	50,572	9,686,055
XL Group, Ltd.	34,650	1,925,847

		11,611,902

Investment Management/Advisor Services - 0.4%

Affiliated Managers Group, Inc.	5,990	953,967

Machinery-Pumps - 0.5%

Apergy Corp.†	27,976	1,208,283

Medical Information Systems - 0.2%

Cerner Corp.†	9,086	542,252

Medical Instruments - 0.4%

Boston Scientific Corp.†	30,837	937,136

Medical Labs & Testing Services - 1.0%

Laboratory Corp. of America Holdings†	9,017	1,628,380
Quest Diagnostics, Inc.	9,047	963,777

		2,592,157

Medical Products - 0.9%

Abbott Laboratories	38,635	2,377,212

Medical-Biomedical/Gene - 1.0%

Biogen, Inc.†	3,246	954,194
Gilead Sciences, Inc.	25,509	1,719,307

		2,673,501

Medical-Drugs - 6.2%

Bristol-Myers Squibb Co.	16,750	881,385
Johnson & Johnson	17,327	2,072,656
Merck & Co., Inc.	87,550	5,211,851
Novartis AG ADR	14,073	1,048,720
Pfizer, Inc.	181,462	6,519,930

		15,734,542

Medical-Generic Drugs - 0.4%

Mylan NV†	24,055	925,155

Medical-HMO - 1.5%

Humana, Inc.	6,570	1,911,739
UnitedHealth Group, Inc.	7,809	1,885,951

		3,797,690

Medical-Wholesale Drug Distribution - 0.3%

McKesson Corp.	6,208	881,164

Metal-Copper - 0.5%

Freeport-McMoRan, Inc.	83,024	1,403,106

Multimedia - 3.1%

Time Warner, Inc.	49,896	4,698,208
Twenty-First Century Fox, Inc., Class A	49,549	1,910,114
Twenty-First Century Fox, Inc., Class B	34,666	1,323,201

		7,931,523

Networking Products - 2.4%

Cisco Systems, Inc.	144,621	6,176,763

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	7,551	509,164

Office Automation & Equipment - 0.3%

Xerox Corp.	30,917	840,324

Oil Companies-Exploration & Production - 6.9%

Anadarko Petroleum Corp.	41,238	2,878,412
Cimarex Energy Co.	10,343	961,072
EOG Resources, Inc.	8,014	944,129
Hess Corp.#	35,041	2,117,177
Noble Energy, Inc.	54,683	1,952,183
Occidental Petroleum Corp.	93,611	7,882,046
Pioneer Natural Resources Co.	4,556	879,764

		17,614,783

Oil Companies-Integrated - 0.3%

Chevron Corp.	6,241	775,756

Oil Refining & Marketing - 4.6%

Marathon Petroleum Corp.	46,796	3,698,288
Phillips 66	36,538	4,256,312
Valero Energy Corp.	31,782	3,851,978

		11,806,578

Oil-Field Services - 1.1%

Schlumberger, Ltd.	39,688	2,725,375

Pharmacy Services - 0.7%

CVS Health Corp.	28,777	1,824,174

Real Estate Investment Trusts - 0.7%

Equity Residential	27,339	1,749,423

Retail-Auto Parts - 0.4%

Advance Auto Parts, Inc.	7,778	1,000,406

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	7,299	455,385

Semiconductor Components-Integrated Circuits - 0.6%

QUALCOMM, Inc.	25,520	1,483,222

Telephone-Integrated - 2.2%

Verizon Communications, Inc.	118,277	5,638,265

Transport-Rail - 0.2%

Union Pacific Corp.	4,294	613,011

Web Portals/ISP - 0.4%

Alphabet, Inc., Class A†	855	940,500

Total Common Stocks
(cost $227,703,155)		252,731,802

EXCHANGE-TRADED FUNDS - 0.3%

iShares Russell 1000 Value ETF# (cost $773,747)	6,296	762,131

Total Long-Term Investment Securities
(cost $228,476,902)		253,493,933

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Commercial Paper - 1.3%
Credit Agricole Corporate & Investment Bank 1.66% due 06/01/2018	$3,400,000	3,399,840

Time Deposits - 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018	604,000	604,000

U.S. Government Agencies - 0.1%
Federal Home Loan Bank Disc. Notes 1.50% due 06/01/2018	200,000	200,000

Total Short-Term Investment Securities
(cost $4,204,000)		4,203,840

TOTAL INVESTMENTS
(cost $232,680,902)	101.0%	257,697,773
Liabilities in excess of other assets	(1.0)	(2,604,127)

NET ASSETS	100.0%	$255,093,646

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At May 31, 2018, the Fund had loaned securities with a total value of $14,748,905. This was secured by collateral of $15,111,980 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$3,278,582
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	1,327,602
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 11/20/2046	872,931
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	469,693
United States Treasury Notes/Bonds	zero coupon to 8.75%	07/15/2018 to 02/15/2048	9,163,172

ADR	- American Depositary Receipt

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$252,731,802	$—	$—	$252,731,802
Exchange-Traded Funds	762,131	—	—	762,131
Short-Term Investment Securities	—	4,203,840	—	4,203,840

Total Investments at Value	$253,493,933	$4,203,840	$—	$257,697,773

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 100.0%
Aerospace/Defense-Equipment - 1.0%

HEICO Corp., Class A	21,535	$1,637,737

Airlines - 1.4%

JetBlue Airways Corp.†	68,345	1,291,037
Spirit Airlines, Inc.†#	28,570	1,048,233

		2,339,270

Apparel Manufacturers - 0.6%

Under Armour, Inc., Class C†#	53,233	1,007,168

Applications Software - 0.5%

PTC, Inc.†	9,921	855,587

Auto-Heavy Duty Trucks - 0.6%

PACCAR, Inc.	16,727	1,040,921

Auto/Truck Parts & Equipment-Original - 0.4%

Allison Transmission Holdings, Inc.	15,530	641,544

Banks-Commercial - 6.4%

Cullen/Frost Bankers, Inc.	12,142	1,386,981
East West Bancorp, Inc.	11,464	796,519
First Citizens BancShares, Inc., Class A	2,901	1,274,380
First Republic Bank#	20,717	2,063,413
M&T Bank Corp.	11,674	2,008,862
Pinnacle Financial Partners, Inc.	11,322	759,140
Prosperity Bancshares, Inc.	15,509	1,123,317
South State Corp.	13,777	1,233,386

		10,645,998

Banks-Fiduciary - 1.0%

Northern Trust Corp.	15,990	1,639,295

Building Products-Air & Heating - 1.7%

Lennox International, Inc.	14,100	2,866,671

Building-Residential/Commercial - 1.4%

NVR, Inc.†	778	2,326,640

Commercial Services - 2.1%

Cintas Corp.	9,189	1,674,695
CoStar Group, Inc.†	4,815	1,835,575

		3,510,270

Commercial Services-Finance - 7.2%

Global Payments, Inc.	26,349	2,928,955
Total System Services, Inc.	18,741	1,596,546
TransUnion	54,384	3,730,742
WEX, Inc.†	21,009	3,693,592

		11,949,835

Computer Services - 3.6%

Genpact, Ltd.	118,527	3,559,366
Teradata Corp.†	59,589	2,375,813

		5,935,179

Computer Software - 1.4%

Akamai Technologies, Inc.†	31,794	2,396,632

Containers-Metal/Glass - 1.5%

Ball Corp.#	47,770	1,765,101
Silgan Holdings, Inc.	29,053	790,823

		2,555,924

Containers-Paper/Plastic - 1.4%

Packaging Corp. of America	19,988	2,348,590

Data Processing/Management - 1.0%

Dun & Bradstreet Corp.	13,237	1,625,636

Decision Support Software - 0.7%

MSCI, Inc.	7,110	1,155,873

Disposable Medical Products - 1.2%

STERIS PLC	19,341	2,008,369

Distribution/Wholesale - 1.5%

Fastenal Co.#	22,188	1,181,067
KAR Auction Services, Inc.	26,200	1,382,574

		2,563,641

E-Commerce/Services - 3.5%

GrubHub, Inc.†#	12,155	1,303,138
TripAdvisor, Inc.†#	32,506	1,694,863
Zillow Group, Inc., Class A†#	16,801	978,490
Zillow Group, Inc., Class C†#	30,922	1,803,680

		5,780,171

E-Services/Consulting - 1.8%

CDW Corp.	37,727	3,020,046

Educational Software - 0.8%

2U, Inc.†#	13,595	1,288,806

Electric-Integrated - 0.4%

Black Hills Corp.#	12,126	705,248

Electronic Components-Semiconductors - 1.1%

Silicon Laboratories, Inc.†	17,432	1,840,819

Electronic Measurement Instruments - 2.7%

Keysight Technologies, Inc.†	39,008	2,291,330
National Instruments Corp.	53,662	2,233,412

		4,524,742

Enterprise Software/Service - 4.2%

Black Knight, Inc.†	23,818	1,205,191
Blackbaud, Inc.	22,843	2,226,507
Guidewire Software, Inc.†#	20,600	1,912,504
Veeva Systems, Inc., Class A†	21,860	1,691,090

		7,035,292

Finance-Auto Loans - 1.0%

Credit Acceptance Corp.†#	4,792	1,691,624

Finance-Mortgage Loan/Banker - 0.6%

FNF Group	26,053	962,919

Gas-Distribution - 1.5%

NiSource, Inc.#	19,335	489,175
UGI Corp.	40,070	2,022,333

		2,511,508

Hotels/Motels - 1.1%

Choice Hotels International, Inc.	22,932	1,842,586

Human Resources - 1.0%

Robert Half International, Inc.	25,869	1,647,338

Instruments-Controls - 0.9%

Mettler-Toledo International, Inc.†	2,846	1,567,406

Instruments-Scientific - 0.9%

Waters Corp.†	7,583	1,460,637

Insurance-Property/Casualty - 3.8%

Alleghany Corp.	2,140	1,220,999
Markel Corp.†	2,668	2,927,010
White Mountains Insurance Group, Ltd.	1,204	1,086,104
WR Berkley Corp.	15,220	1,163,873

		6,397,986

Insurance-Reinsurance - 0.9%

Fairfax Financial Holdings, Ltd.	2,592	1,455,366

Internet Infrastructure Software - 0.5%

F5 Networks, Inc.†	5,270	912,290

Internet Security - 0.4%

Proofpoint, Inc.†	6,492	758,850

Lasers-System/Components - 1.2%

II-VI, Inc.†	44,904	1,973,531

Linen Supply & Related Items - 0.5%

UniFirst Corp.	4,899	870,062

Machine Tools & Related Products - 0.8%

Lincoln Electric Holdings, Inc.	14,154	1,268,198

Machinery-General Industrial - 2.2%

IDEX Corp.	20,601	2,856,947
Middleby Corp.†#	8,286	825,451

		3,682,398

Medical Instruments - 1.8%

Integra LifeSciences Holdings Corp.†#	14,617	943,381
Teleflex, Inc.	7,465	1,994,350

		2,937,731

Medical Products - 1.0%

Varian Medical Systems, Inc.†#	14,477	1,706,404

Medical-Biomedical/Gene - 6.3%

Alnylam Pharmaceuticals, Inc.†	5,044	501,727
BeiGene, Ltd. ADR†	6,829	1,366,619
Bluebird Bio, Inc.†#	6,796	1,216,824
Ionis Pharmaceuticals, Inc.†#	38,905	1,814,918
Sage Therapeutics, Inc.†#	13,244	2,022,226
Seattle Genetics, Inc.†#	9,640	583,124
Spark Therapeutics, Inc.†#	15,476	1,234,830
Ultragenyx Pharmaceutical, Inc.†#	25,168	1,842,298

		10,582,566

Medical-Drugs - 2.9%

Aerie Pharmaceuticals, Inc.†#	22,865	1,172,975
Alkermes PLC†#	38,282	1,806,910
Ironwood Pharmaceuticals, Inc.†#	60,665	1,127,156
TESARO, Inc.†#	14,478	662,658

		4,769,699

Multimedia - 1.1%

FactSet Research Systems, Inc.#	8,950	1,799,040

Non-Hazardous Waste Disposal - 1.0%

Waste Connections, Inc.	21,468	1,650,460

Oil Companies-Exploration & Production - 5.0%

Cimarex Energy Co.	9,701	901,417
Diamondback Energy, Inc.#	12,059	1,456,245
Newfield Exploration Co.†	65,590	1,917,852
RSP Permian, Inc.†	21,683	948,414
WPX Energy, Inc.†	173,143	3,152,934

		8,376,862

Printing-Commercial - 0.6%

Cimpress NV†	7,215	1,004,544

Real Estate Investment Trusts - 0.7%

Equity Commonwealth†	39,377	1,225,019

Real Estate Management/Services - 0.6%

Redfin Corp.†#	42,622	941,946

Rental Auto/Equipment - 0.9%

AMERCO	4,543	1,467,116

Retail-Automobile - 1.3%

CarMax, Inc.†#	31,931	2,200,685

Retail-Misc./Diversified - 0.6%

PriceSmart, Inc.#	12,424	1,051,692

Semiconductor Equipment - 1.2%

MKS Instruments, Inc.	17,857	2,003,555

Telecommunication Equipment - 1.1%

CommScope Holding Co., Inc.†	62,403	1,829,656

Therapeutics - 2.2%

Agios Pharmaceuticals, Inc.†#	20,681	1,933,674
Neurocrine Biosciences, Inc.†	17,927	1,725,653

		3,659,327

Transport-Rail - 1.3%

Genesee & Wyoming, Inc., Class A†	27,111	2,117,640

Web Hosting/Design - 2.0%

VeriSign, Inc.†	25,996	3,390,918

Total Long-Term Investment Securities (cost $141,474,726)		166,963,463

SHORT-TERM INVESTMENT SECURITIES - 2.9%
Registered Investment Companies - 2.6%

State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	4,327,161	4,327,161

Time Deposits - 0.3%

Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018	$467,000	467,000

Total Short-Term Investment Securities (cost $4,794,161)		4,794,161

TOTAL INVESTMENTS
(cost $146,268,887)	102.9%	171,757,624
Liabilities in excess of other assets	(2.9)	(4,846,157)

NET ASSETS	100.0%	$166,911,467

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At May 31, 2018, the Fund had loaned securities with a total value of $30,103,141. This was secured by collateral of $4,327,161 which was received in cash and subsequently invested in short-term investments currently valued at $4,327,161 as reported in the Portfolio of Investments. Additional collateral of $26,350,051 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$2,318,766
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	938,942
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 11/20/2046	617,378
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	1,549,367
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	20,925,598

(2)	The rate shown is the 7-day yield as of May 31, 2018.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$166,963,463	$—	$—	$166,963,463
Short-Term Investment Securities:
Registered Investment Companies	4,327,161	—	—	4,327,161
Time Deposits	—	467,000	—	467,000

Total Investments at Value	$171,290,624	$467,000	$—	$171,757,624

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Advertising Agencies - 0.1%

Omnicom Group, Inc.#	14,242	$1,026,563

Aerospace/Defense - 0.2%

Spirit AeroSystems Holdings, Inc., Class A	26,262	2,224,654

Aerospace/Defense-Equipment - 2.6%

Arconic, Inc.	68,773	1,213,844
Curtiss-Wright Corp.	29,605	3,767,236
Harris Corp.	79,449	11,954,691
L3 Technologies, Inc.	11,837	2,347,632
Moog, Inc., Class A	62,780	5,118,453

		24,401,856

Agricultural Chemicals - 0.5%

Mosaic Co.	72,487	1,992,668
Nutrien, Ltd.	60,465	3,062,552

		5,055,220

Airlines - 1.4%

American Airlines Group, Inc.#	39,164	1,705,201
Delta Air Lines, Inc.	62,504	3,378,341
JetBlue Airways Corp.†	184,584	3,486,792
Southwest Airlines Co.	76,829	3,924,425

		12,494,759

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	27,466	1,709,209

Auto/Truck Parts & Equipment-Original - 1.1%

BorgWarner, Inc.	70,803	3,453,770
Lear Corp.	17,668	3,498,264
WABCO Holdings, Inc.†	23,484	2,839,920

		9,791,954

Banks-Commercial - 5.6%

BancorpSouth Bank	129,997	4,354,900
Bank of the Ozarks#	98,490	4,682,215
East West Bancorp, Inc.	116,952	8,125,825
First Midwest Bancorp, Inc.	66,200	1,739,074
IBERIABANK Corp.	78,479	6,270,472
MB Financial, Inc.	33,094	1,634,513
Pinnacle Financial Partners, Inc.	61,174	4,101,717
Regions Financial Corp.	238,427	4,348,908
South State Corp.	59,197	5,299,611
Western Alliance Bancorp†	86,565	5,216,407
Zions Bancorporation	108,093	5,924,577

		51,698,219

Banks-Fiduciary - 0.4%

State Street Corp.	35,004	3,364,234

Banks-Super Regional - 3.6%

Comerica, Inc.	94,218	8,883,815
Fifth Third Bancorp	217,235	6,643,046
Huntington Bancshares, Inc.	485,850	7,224,590
KeyCorp	177,001	3,440,899
SunTrust Banks, Inc.	98,350	6,639,609

		32,831,959

Batteries/Battery Systems - 0.3%

EnerSys	36,301	2,900,813

Beverages-Non-alcoholic - 0.2%

Coca-Cola European Partners PLC	58,416	2,218,056

Building Products-Cement - 0.5%

Buzzi Unicem SpA#	132,214	3,186,585
Cemex SAB de CV ADR†	219,951	1,310,908

		4,497,493

Building Products-Doors & Windows - 0.8%

JELD-WEN Holding, Inc.†	111,335	3,047,239
Sanwa Holdings Corp.	418,621	4,559,374

		7,606,613

Building Products-Wood - 0.5%

Masco Corp.	122,791	4,576,421

Building-Heavy Construction - 0.6%

Granite Construction, Inc.	72,367	4,115,511
MasTec, Inc.†	34,912	1,628,645

		5,744,156

Building-Residential/Commercial - 0.9%

D.R. Horton, Inc.	31,006	1,308,763
Lennar Corp., Class A	30,404	1,573,103
PulteGroup, Inc.	95,992	2,903,758
Toll Brothers, Inc.	59,199	2,337,769

		8,123,393

Capacitors - 0.2%

KEMET Corp.†	92,500	1,848,150

Cellular Telecom - 0.5%

Millicom International Cellular SA SDR	80,484	5,077,705

Chemicals-Diversified - 2.5%

Celanese Corp., Series A	67,320	7,601,775
FMC Corp.	101,020	8,797,832
Olin Corp.	90,731	2,933,333
Westlake Chemical Corp.	34,440	3,985,741

		23,318,681

Chemicals-Specialty - 0.8%

Cabot Corp.	98,311	5,923,238
Versum Materials, Inc.	45,670	1,825,430

		7,748,668

Commercial Services - 0.2%

Atento SA	260,600	1,967,530

Commercial Services-Finance - 0.5%

Moody’s Corp.	16,809	2,867,111
Western Union Co.#	75,561	1,502,908

		4,370,019

Computer Services - 1.9%

Amdocs, Ltd.	91,650	6,182,709
Cognizant Technology Solutions Corp., Class A	19,557	1,473,620
DXC Technology Co.	70,054	6,452,674
Leidos Holdings, Inc.	57,787	3,470,687

		17,579,690

Computer Software - 0.6%

SS&C Technologies Holdings, Inc.	100,865	5,135,037

Computers - 0.6%

HP, Inc.	234,300	5,161,629

Computers-Memory Devices - 0.6%

NetApp, Inc.	54,551	3,726,924
Western Digital Corp.	16,701	1,394,701

		5,121,625

Consulting Services - 0.5%

Booz Allen Hamilton Holding Corp.	101,280	4,566,715

Containers-Metal/Glass - 0.2%

Crown Holdings, Inc.†	49,685	2,153,348

Containers-Paper/Plastic - 0.9%

Berry Global Group, Inc.†	41,455	2,001,862
Graphic Packaging Holding Co.	252,808	3,660,660
WestRock Co.	48,959	2,882,706

		8,545,228

Cruise Lines - 0.4%

Norwegian Cruise Line Holdings, Ltd.†	64,269	3,363,839

Data Processing/Management - 1.7%

Dun & Bradstreet Corp.	57,754	7,092,769
Fidelity National Information Services, Inc.	83,770	8,562,969

		15,655,738

Dialysis Centers - 0.4%

DaVita, Inc.†	48,941	3,271,216

Disposable Medical Products - 0.7%

STERIS PLC#	65,321	6,782,933

Distribution/Wholesale - 0.5%

WESCO International, Inc.†	71,990	4,272,607

Diversified Manufacturing Operations - 2.0%

Dover Corp.	39,360	3,038,986
Eaton Corp. PLC	57,055	4,369,272
Ingersoll-Rand PLC	18,460	1,615,988
Parker-Hannifin Corp.	29,969	5,121,702
Textron, Inc.	66,759	4,444,814

		18,590,762

E-Commerce/Products - 0.5%

eBay, Inc.†	126,577	4,774,484

E-Commerce/Services - 0.5%

Expedia Group, Inc.	21,406	2,590,768
IAC/InterActiveCorp†	14,608	2,266,285

		4,857,053

Electric Products-Misc. - 0.7%

AMETEK, Inc.	89,518	6,537,500

Electric-Integrated - 4.7%

Alliant Energy Corp.	277,014	11,473,920
DTE Energy Co.	37,873	3,879,332
Edison International	47,333	2,942,219
Entergy Corp.	48,516	3,925,430
Great Plains Energy, Inc.	177,730	6,032,156
PG&E Corp.	37,354	1,618,549
Pinnacle West Capital Corp.	85,089	6,773,935
Xcel Energy, Inc.	136,414	6,209,565

		42,855,106

Electronic Components-Misc. - 0.8%

Flex, Ltd.†	161,544	2,243,846
Sensata Technologies Holding PLC†#	95,042	4,855,696

		7,099,542

Electronic Components-Semiconductors - 1.3%

ON Semiconductor Corp.†	60,758	1,526,849
Qorvo, Inc.†	20,329	1,631,402
Silicon Motion Technology Corp. ADR#	139,013	6,760,202
Skyworks Solutions, Inc.	16,700	1,646,787

		11,565,240

Electronic Connectors - 0.7%

TE Connectivity, Ltd.	68,417	6,368,254

Electronic Measurement Instruments - 0.8%

Keysight Technologies, Inc.†	117,969	6,929,499

Electronic Parts Distribution - 1.6%

Arrow Electronics, Inc.†	170,658	12,649,171
Avnet, Inc.	53,269	2,030,614

		14,679,785

Engineering/R&D Services - 0.2%

Fluor Corp.	43,079	2,099,670

Engines-Internal Combustion - 0.3%

Cummins, Inc.	21,643	3,081,747

Entertainment Software - 0.5%

Activision Blizzard, Inc.	41,740	2,959,783
NetEase, Inc. ADR	5,765	1,316,265

		4,276,048

Finance-Consumer Loans - 1.2%

Navient Corp.	206,896	2,857,234
SLM Corp.†	322,590	3,687,204
Synchrony Financial	121,891	4,221,085

		10,765,523

Finance-Credit Card - 1.3%

Alliance Data Systems Corp.	10,822	2,281,494
Discover Financial Services	127,729	9,434,064

		11,715,558

Finance-Investment Banker/Broker - 2.0%

E*TRADE Financial Corp.†	71,184	4,509,506
Raymond James Financial, Inc.	76,283	7,365,887
TD Ameritrade Holding Corp.	104,329	6,176,277

		18,051,670

Finance-Leasing Companies - 0.3%

Air Lease Corp.	62,468	2,774,204

Food-Misc./Diversified - 1.1%

Ingredion, Inc.	27,937	3,111,903
Nomad Foods, Ltd.†	118,050	2,054,070
Post Holdings, Inc.†#	69,491	5,341,773

		10,507,746

Food-Wholesale/Distribution - 0.7%

US Foods Holding Corp.†	191,780	6,842,710

Gas-Distribution - 1.2%

UGI Corp.	210,428	10,620,301

Hazardous Waste Disposal - 0.6%

Clean Harbors, Inc.†	100,480	5,325,440

Hotels/Motels - 0.4%

Wyndham Worldwide Corp.†	30,625	3,320,975

Human Resources - 0.9%

ManpowerGroup, Inc.	38,084	3,427,560
Robert Half International, Inc.	80,354	5,116,943

		8,544,503

Industrial Automated/Robotic - 0.4%

Ichor Holdings, Ltd.†#	139,097	3,460,733

Insurance Brokers - 1.3%

Aon PLC	36,377	5,088,051
Jardine Lloyd Thompson Group PLC	302,973	4,930,129
Marsh & McLennan Cos., Inc.	25,155	2,021,708

		12,039,888

Insurance-Life/Health - 1.1%

CNO Financial Group, Inc.	231,113	4,626,882
Torchmark Corp.	18,704	1,586,661
Unum Group	99,700	3,869,357

		10,082,900

Insurance-Multi-line - 1.6%

Allstate Corp.	62,579	5,849,885
Assurant, Inc.	41,224	3,848,261
Loews Corp.	100,367	4,904,935

		14,603,081

Insurance-Property/Casualty - 2.3%

Alleghany Corp.	12,894	7,356,800
Hanover Insurance Group, Inc.	35,061	4,250,796
Lancashire Holdings, Ltd.#	592,510	4,722,398
WR Berkley Corp.	60,358	4,615,576

		20,945,570

Insurance-Reinsurance - 1.9%

Everest Re Group, Ltd.	17,226	3,880,845
Reinsurance Group of America, Inc.	93,179	13,924,670

		17,805,515

Machine Tools & Related Products - 0.7%

Milacron Holdings Corp.†	304,679	6,005,223

Machinery-Pumps - 0.2%

Apergy Corp.†	33,571	1,449,931

Medical Instruments - 0.1%

Boston Scientific Corp.†	45,404	1,379,828

Medical Labs & Testing Services - 1.2%

ICON PLC†	27,905	3,599,187
Laboratory Corp. of America Holdings†	41,872	7,561,664

		11,160,851

Medical Products - 0.6%

Hill-Rom Holdings, Inc.	47,869	4,403,948
Zimmer Biomet Holdings, Inc.	13,591	1,515,532

		5,919,480

Medical-Biomedical/Gene - 0.1%

Five Prime Therapeutics, Inc.†	37,768	663,206

Medical-Drugs - 0.2%

Jazz Pharmaceuticals PLC†	9,122	1,541,618

Medical-Hospitals - 1.4%

Acadia Healthcare Co., Inc.†#	143,551	5,769,315
Envision Healthcare Corp.†	121,053	5,190,753
Universal Health Services, Inc., Class B	19,884	2,286,262

		13,246,330

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	53,681	2,796,243
McKesson Corp.	49,995	7,096,291

		9,892,534

Metal Processors & Fabrication - 0.2%

Timken Co.	44,563	2,107,830

Metal-Aluminum - 0.4%

Alcoa Corp.†	85,894	4,128,925

Office Automation & Equipment - 0.4%

Xerox Corp.	127,801	3,473,631

Oil Companies-Exploration & Production - 6.4%

Anadarko Petroleum Corp.	66,065	4,611,337
Cimarex Energy Co.	28,652	2,662,344
Diamondback Energy, Inc.#	141,811	17,125,096
Energen Corp.†	96,581	6,552,055
Enerplus Corp.#	101,498	1,239,291
EQT Corp.	113,693	5,859,737
Jagged Peak Energy, Inc.†#	88,823	1,070,317
Laredo Petroleum, Inc.†#	209,502	1,944,179
Newfield Exploration Co.†	269,945	7,893,192
Parsley Energy, Inc., Class A†	64,589	1,904,084
Pioneer Natural Resources Co.	21,662	4,182,932
WPX Energy, Inc.†	229,536	4,179,850

		59,224,414

Oil Refining & Marketing - 1.3%

Andeavor	36,137	5,219,267
Delek US Holdings, Inc.	45,089	2,515,065
Marathon Petroleum Corp.	50,044	3,954,977

		11,689,309

Oil-Field Services - 0.2%

Superior Energy Services, Inc.†	124,637	1,362,282
TechnipFMC PLC	5,365	167,120

		1,529,402

Power Converter/Supply Equipment - 0.9%

Hubbell, Inc.	73,043	7,866,001

Real Estate Investment Trusts - 8.5%

American Assets Trust, Inc.	51,680	1,878,568
American Homes 4 Rent, Class A	86,338	1,719,853
Boston Properties, Inc.	50,757	6,180,680
Brixmor Property Group, Inc.	327,838	5,206,067
Corporate Office Properties Trust	204,946	5,717,993
DCT Industrial Trust, Inc.	42,522	2,769,458
Douglas Emmett, Inc.	102,633	3,950,344
Duke Realty Corp.	157,519	4,429,434
Equity LifeStyle Properties, Inc.	33,584	3,052,786
Equity Residential	67,478	4,317,917
Extra Space Storage, Inc.	38,134	3,670,398
Forest City Realty Trust, Inc., Class A	41,550	846,374
Kilroy Realty Corp.	24,093	1,834,682
Life Storage, Inc.	36,304	3,358,846
Park Hotels & Resorts, Inc.#	176,834	5,697,591
PS Business Parks, Inc.	49,782	6,101,282
Regency Centers Corp.	72,314	4,199,997

SL Green Realty Corp.#	55,450	5,407,484
STORE Capital Corp.#	282,740	7,577,432

		77,917,186

Retail-Gardening Products - 0.2%

Tractor Supply Co.	20,854	1,549,661

Retail-Restaurants - 0.1%

Dave & Buster’s Entertainment, Inc.†#	13,090	545,068

Retirement/Aged Care - 0.1%

Brookdale Senior Living, Inc.†	174,728	1,375,109

Rubber-Tires - 0.4%

Goodyear Tire & Rubber Co.	149,685	3,656,805

Savings & Loans/Thrifts - 0.7%

Sterling Bancorp	277,448	6,811,348

Semiconductor Components-Integrated Circuits - 0.3%

Marvell Technology Group, Ltd.	139,722	3,009,612

Semiconductor Equipment - 1.1%

Axcelis Technologies, Inc.†	106,144	2,255,560
KLA-Tencor Corp.	26,610	3,013,050
Teradyne, Inc.	120,715	4,576,306

		9,844,916

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.	10,103	2,233,470

Steel-Producers - 1.9%

Commercial Metals Co.	172,717	4,083,030
Reliance Steel & Aluminum Co.	75,157	7,032,440
Steel Dynamics, Inc.	137,535	6,798,355

		17,913,825

Telecom Equipment-Fiber Optics - 0.4%

Acacia Communications, Inc.†#	112,469	3,637,247

Television - 0.2%

TEGNA, Inc.	197,812	2,051,310

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	9,013	1,254,970

Toys - 0.4%

Hasbro, Inc.	46,446	4,029,191

Transport-Rail - 0.7%

Genesee & Wyoming, Inc., Class A†	81,579	6,372,136

Transport-Truck - 0.8%

Knight-Swift Transportation Holdings, Inc.	137,264	5,583,899
Schneider National, Inc., Class B#	67,439	1,988,102

		7,572,001

Web Hosting/Design - 0.6%

VeriSign, Inc.†	45,492	5,933,976

Wire & Cable Products - 0.2%

Belden, Inc.#	29,604	1,635,917

Total Long-Term Investment Securities
(cost $789,103,061)		905,949,198

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Registered Investment Companies - 2.0%

State Street Institutional Liquid Reserves Fund, Administration Class 1.70%(2)	11,366,226	11,367,362
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	7,098,797	7,098,797

Total Short-Term Investment Securities
(cost $18,465,394)		18,466,159

REPURCHASE AGREEMENTS - 0.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $4,931,038 collateralized by $5,305,000 of United States Treasury Notes, bearing interest at 2.25% due 08/15/2027 and having an approximate value of $5,078,996 (cost $4,931,000)	$4,931,000	4,931,000

TOTAL INVESTMENTS
(cost $812,499,455)	101.0%	929,346,357
Liabilities in excess of other assets	(1.0)	(8,913,769)

NET ASSETS	100.0%	$920,432,588

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)

At May 31, 2018, the Fund had loaned securities with a total value of $55,095,276. This was secured by collateral of $7,098,797, which was received in cash and subsequently invested in short-term investments currently valued at $7,098,797 as reported in the Portfolio of Investments. Additional collateral of $49,786,448 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2017
Federal Home Loan Mtg. Corp.	2.75% to 4.00%	11/01/2034 to 04/01/2048	$5,939,608
Federal National Mtg. Assoc.	3.00% to 4.46%	10/01/2032 to 05/01/2048	2,767,060
Government National Mtg. Assoc.	2.50% to 4.00%	08/20/2044 to 04/16/2059	2,079,154
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	4,459,530
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	34,541,096

(2)	The rate shown is the 7-day yield as of May 31, 2018.
ADR	- American Depositary Receipt
SDR	- Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$883,473,007	$22,476,191	**	$—	$905,949,198
Short-Term Investment Securities	18,466,159	—		—	18,466,159
Repurchase Agreements	—	4,931,000		—	4,931,000

Total Investments at Value	$901,939,166	$27,407,191		$—	$929,346,357

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 45.2%

VALIC Co. I Blue Chip Growth Fund	967,265	$20,157,796
VALIC Co. I Dividend Value Fund	2,594,371	32,144,261
VALIC Co. I Large Cap Core Fund	719,871	8,429,689
VALIC Co. I Mid Cap Index Fund	1,114,948	31,263,139
VALIC Co. I Mid Cap Strategic Growth Fund	594,793	9,427,470
VALIC Co. I Nasdaq-100 Index Fund	1,009,857	14,107,706
VALIC Co. I Science & Technology Fund	558,504	17,391,827
VALIC Co. I Small Cap Index Fund	885,483	20,197,869
VALIC Co. I Small Cap Special Values Fund	2,486,912	34,418,858
VALIC Co. I Stock Index Fund	1,020,846	40,282,602
VALIC Co. I Value Fund	595,109	10,634,595
VALIC Co. II Capital Appreciation Fund†	1,268,744	24,283,765
VALIC Co. II Large Cap Value Fund†	1,370,611	31,126,569
VALIC Co. II Mid Cap Growth Fund†	797,874	9,494,702
VALIC Co. II Mid Cap Value Fund†	1,819,406	42,119,254
VALIC Co. II Small Cap Growth Fund†	928,704	20,440,776
VALIC Co. II Small Cap Value Fund†	3,541,929	58,264,729

Total Domestic Equity Investment Companies
(cost $374,319,558)		424,185,607

Domestic Fixed Income Investment Companies - 35.0%

VALIC Co. I Capital Conservation Fund	3,833,269	36,569,382
VALIC Co. I Inflation Protected Fund	4,260,559	46,354,881
VALIC Co. II Core Bond Fund†	7,858,508	86,050,663
VALIC Co. II High Yield Bond Fund†	5,393,413	42,230,427
VALIC Co. II Strategic Bond Fund†	10,445,161	117,194,708

Total Domestic Fixed Income Investment Companies
(cost $329,239,306)		328,400,061

International Equity Investment Companies - 14.9%

VALIC Co. I Emerging Economies Fund	1,447,353	12,866,972
VALIC Co. I Foreign Value Fund	3,445,935	36,768,128
VALIC Co. I International Equities Index Fund	5,779,745	42,827,909
VALIC Co. I International Growth Fund	1,177,009	17,666,900
VALIC Co. II International Opportunities Fund†	1,394,189	30,379,378

Total International Equity Investment Companies
(cost $134,076,375)		140,509,287

International Fixed Income Investment Companies - 2.2%

VALIC Co. I International Government Bond Fund (cost $21,006,461)	1,762,993	20,521,238

Real Estate Investment Companies - 2.7%

VALIC Co. I Global Real Estate Fund (cost $26,310,906)	3,332,207	25,591,347

TOTAL INVESTMENTS
(cost $884,952,606)	100.0%	939,207,540
Liabilities in excess of other assets	(0.0)	(129,195)

NET ASSETS	100.0%	$939,078,345

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$939,207,540	$—	$—	$939,207,540

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.3%
Advanced Materials - 0.8%

Hexcel Corp.	23,040	$1,631,923

Aerospace/Defense-Equipment - 1.3%

HEICO Corp.#	26,524	2,436,495

Applications Software - 1.8%

HubSpot, Inc.†#	22,525	2,730,030
Smartsheet, Inc., Class A†	33,419	832,801

		3,562,831

Banks-Commercial - 2.1%

Bank of the Ozarks#	19,992	950,420
Signature Bank†	4,582	584,159
Texas Capital Bancshares, Inc.†	26,759	2,578,230

		4,112,809

Building & Construction Products-Misc. - 2.5%

Summit Materials, Inc., Class A†	77,996	2,216,646
Trex Co., Inc.†	22,327	2,630,791

		4,847,437

Building Products-Air & Heating - 1.1%

Lennox International, Inc.	10,812	2,198,188

Building Products-Cement - 0.7%

Eagle Materials, Inc.	12,161	1,318,009

Building Products-Doors & Windows - 0.7%

Masonite International Corp.†	19,754	1,305,739

Building-Mobile Home/Manufactured Housing - 0.7%

Winnebago Industries, Inc.	38,096	1,380,980

Building-Residential/Commercial - 0.7%

TRI Pointe Group, Inc.†	78,889	1,361,624

Casino Hotels - 1.6%

Boyd Gaming Corp.	81,861	3,090,253

Chemicals-Specialty - 1.1%

Ferro Corp.†	106,557	2,180,156

Computer Software - 2.2%

Cloudera, Inc.†#	102,980	1,670,336
Envestnet, Inc.†	48,736	2,578,134

		4,248,470

Computers - 1.3%

Nutanix, Inc., Class A†	45,864	2,451,431

Data Processing/Management - 0.4%

DocuSign, Inc.†#	15,119	753,077

Diagnostic Equipment - 0.6%

GenMark Diagnostics, Inc.†#	153,486	1,125,052

Distribution/Wholesale - 1.7%

H&E Equipment Services, Inc.	42,324	1,463,141
Pool Corp.	12,324	1,761,346

		3,224,487

Diversified Manufacturing Operations - 1.0%

ITT, Inc.	37,489	1,935,182

Drug Delivery Systems - 1.7%

Nektar Therapeutics†	26,245	2,106,686
Revance Therapeutics, Inc.†	43,975	1,226,903

		3,333,589

E-Commerce/Products - 0.7%

Wayfair, Inc., Class A†#	15,490	1,430,502

E-Commerce/Services - 2.4%

Groupon, Inc.†#	256,890	1,235,641
GrubHub, Inc.†#	32,233	3,455,700

		4,691,341

Educational Software - 2.1%

2U, Inc.†#	23,085	2,188,458
Instructure, Inc.†	45,215	1,944,245

		4,132,703

Electric Products-Misc. - 1.2%

Littelfuse, Inc.	10,664	2,314,621

Electronic Components-Semiconductors - 2.4%

Inphi Corp.†#	66,720	2,253,802
Monolithic Power Systems, Inc.	18,587	2,449,952

		4,703,754

Enterprise Software/Service - 5.5%

Evolent Health, Inc., Class A†#	87,369	1,786,696
Guidewire Software, Inc.†	12,548	1,164,956
Paycom Software, Inc.†#	22,429	2,365,587
Pluralsight, Inc., Class A†	54,444	1,171,635
SailPoint Technologies Holding, Inc.†	93,983	2,452,016
Tyler Technologies, Inc.†	7,700	1,783,474

		10,724,364

Finance-Investment Banker/Broker - 1.5%

Evercore, Inc., Class A	27,669	2,888,644

Food-Wholesale/Distribution - 1.6%

Performance Food Group Co.†	84,471	3,019,838

Footwear & Related Apparel - 1.2%

Wolverine World Wide, Inc.	69,472	2,329,396

Gambling (Non-Hotel) - 0.0%

Red Rock Resorts, Inc., Class A	800	27,552

Internet Application Software - 2.8%

Okta, Inc.†	46,900	2,636,249
Zendesk, Inc.†	49,622	2,773,374

		5,409,623

Internet Security - 1.6%

Proofpoint, Inc.†#	19,507	2,280,173
Zscaler, Inc.†	32,930	864,742

		3,144,915

Internet Telephone - 1.2%

RingCentral, Inc., Class A†	29,948	2,268,561

Investment Companies - 0.4%

PennantPark Investment Corp.	118,390	860,695

Investment Management/Advisor Services - 0.4%

Financial Engines, Inc.	9,308	415,602
WisdomTree Investments, Inc.	40,740	446,511

		862,113

Machinery-Construction & Mining - 1.0%

Oshkosh Corp.	26,474	1,925,983

Machinery-Pumps - 0.9%

Graco, Inc.	38,546	1,749,988

Medical Instruments - 1.2%

iRhythm Technologies, Inc.†	23,336	1,774,236
TransEnterix, Inc.†#	144,675	513,596

		2,287,832

Medical Labs & Testing Services - 1.8%

Teladoc, Inc.†#	69,129	3,518,666

Medical Products - 1.8%

K2M Group Holdings, Inc.†	69,455	1,645,389
Nevro Corp.†#	23,591	1,856,376

		3,501,765

Medical-Biomedical/Gene - 8.5%

ACADIA Pharmaceuticals, Inc.†	18,852	341,221
Adverum Biotechnologies, Inc.†	105,320	658,250
ARMO BioSciences, Inc.†	8,997	449,850

Atara Biotherapeutics, Inc.†#	15,110	752,478
Bellicum Pharmaceuticals, Inc.†#	81,293	656,847
Biohaven Pharmaceutical Holding Co., Ltd.†#	34,942	1,222,970
Exact Sciences Corp.†#	39,549	2,354,747
FibroGen, Inc.†#	28,263	1,523,376
Halozyme Therapeutics, Inc.†#	89,673	1,649,983
Homology Medicines, Inc.†#	54,482	1,096,723
Insmed, Inc.†#	11,960	333,206
REGENXBIO, Inc.†	32,155	1,742,801
Sage Therapeutics, Inc.†#	13,021	1,988,177
Spark Therapeutics, Inc.†#	22,910	1,827,989

		16,598,618

Medical-Drugs - 2.6%

Clementia Pharmaceuticals, Inc.†#	44,563	631,458
Clovis Oncology, Inc.†#	7,829	367,650
Coherus Biosciences, Inc.†#	40,387	630,037
Global Blood Therapeutics, Inc.†	8,067	388,426
Horizon Pharma PLC†	100,918	1,644,963
TherapeuticsMD, Inc.†#	243,021	1,436,254

		5,098,788

Medical-HMO - 1.1%

WellCare Health Plans, Inc.†	9,380	2,079,265

Medical-Hospitals - 0.8%

Acadia Healthcare Co., Inc.†#	40,883	1,643,088

Medical-Outpatient/Home Medical - 0.7%

Amedisys, Inc.†	17,284	1,319,633

Miscellaneous Manufacturing - 1.1%

John Bean Technologies Corp.	23,178	2,046,617

Non-Hazardous Waste Disposal - 1.3%

Advanced Disposal Services, Inc.†	107,047	2,502,759

Oil Companies-Exploration & Production - 1.0%

Jagged Peak Energy, Inc.†#	79,791	961,481
RSP Permian, Inc.†	24,589	1,075,523

		2,037,004

Patient Monitoring Equipment - 1.3%

Insulet Corp.†	26,259	2,462,832

Real Estate Investment Trusts - 0.9%

CubeSmart	30,326	924,943
Highwoods Properties, Inc.	19,146	915,753

		1,840,696

Real Estate Management/Services - 0.6%

RE/MAX Holdings, Inc., Class A	24,223	1,262,018

Resort/Theme Parks - 0.3%

Vail Resorts, Inc.	2,287	550,687

Retail-Apparel/Shoe - 0.5%

Burlington Stores, Inc.†	6,483	948,139

Retail-Automobile - 2.0%

Lithia Motors, Inc., Class A#	19,231	1,879,830
Rush Enterprises, Inc., Class A†	47,850	2,058,986

		3,938,816

Retail-Building Products - 0.9%

Floor & Decor Holdings, Inc., Class A†#	35,254	1,656,938

Retail-Discount - 1.4%

Ollie’s Bargain Outlet Holdings, Inc.†	39,497	2,792,438

Retail-Misc./Diversified - 0.9%

Hudson, Ltd., Class A†	98,891	1,732,570

Retail-Pet Food & Supplies - 0.7%

Freshpet, Inc.†#	60,525	1,379,970

Retail-Restaurants - 1.0%

Texas Roadhouse, Inc.	32,101	1,989,299

Retail-Vision Service Center - 1.2%

National Vision Holdings, Inc.†	65,269	2,375,792

Savings & Loans/Thrifts - 0.7%

BofI Holding, Inc.†#	33,152	1,366,194

Schools - 1.3%

Bright Horizons Family Solutions, Inc.†	24,119	2,440,843

Semiconductor Equipment - 3.1%

Entegris, Inc.	90,645	3,181,640
MKS Instruments, Inc.	24,986	2,803,429

		5,985,069

Steel Pipe & Tube - 1.1%

Advanced Drainage Systems, Inc.	77,002	2,233,058

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	36,133	832,866

Television - 0.7%

World Wrestling Entertainment, Inc., Class A#	23,774	1,376,277

Therapeutics - 1.3%

G1 Therapeutics, Inc.†	15,784	683,605
Neurocrine Biosciences, Inc.†	11,637	1,120,178
Portola Pharmaceuticals, Inc.†#	17,137	688,050

		2,491,833

Transport-Marine - 0.9%

Kirby Corp.†	19,178	1,739,445

Transport-Truck - 1.6%

Saia, Inc.†	37,493	3,089,423

Water Treatment Systems - 0.6%

Evoqua Water Technologies Corp.†#	60,649	1,169,919

Web Hosting/Design - 0.4%

GoDaddy, Inc., Class A†	10,592	758,281

Wireless Equipment - 0.7%

Quantenna Communications, Inc.†#	79,316	1,269,056

Total Long-Term Investment Securities
(cost $143,024,206)		189,298,819

SHORT-TERM INVESTMENT SECURITIES - 7.9%
Registered Investment Companies - 6.2%

State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	11,976,175	11,976,175

Time Deposits - 1.7%

Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 06/01/2018	$3,348,000	3,348,000

Total Short-Term Investment Securities
(cost $15,324,175)		15,324,175

TOTAL INVESTMENTS
(cost $158,348,381)	105.2%	204,622,994
Liabilities in excess of other assets	(5.2)	(10,157,329)

NET ASSETS	100.0%	$194,465,665

#	The security or a portion thereof is out on loan.
†	Non-income producing security

(1)	At May 31, 2018, the Fund had loaned securities with a total value of $38,086,384. This was secured by collateral of $11,976,175 which was received in cash and subsequently invested in short-term investments currently valued at $11,976,175 as reported in the Portfolio of Investments. Additional collateral of $27,240,115 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$2,764,292
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	1,119,349
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 11/20/2046	736,000
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	789,547
United States Treasury Notes/Bonds	zero coupon to 8.00%	06/30/2018 to 02/15/2048	21,830,927

(2)	The rate shown is the 7-day yield as of May 31, 2018.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$189,298,819	$—	$—	$189,298,819
Short-Term Investment Securities:
Registered Investment Companies	11,976,175	—	—	11,976,175
Time Deposits	—	3,348,000	—	3,348,000

Total Investments at Value	$201,274,994	$3,348,000	$—	$204,622,994

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Advertising Agencies - 0.0%

MDC Partners, Inc., Class A†#	42,700	$177,205

Aerospace/Defense-Equipment - 0.8%

AAR Corp.	20,000	893,800
Curtiss-Wright Corp.	11,900	1,514,275
Moog, Inc., Class A	26,600	2,168,698

		4,576,773

Airlines - 0.3%

SkyWest, Inc.	31,400	1,789,800

Appliances - 0.1%

Hamilton Beach Brands Holding Co., Class A	18,300	512,949

Applications Software - 0.3%

Progress Software Corp.	47,500	1,799,300

Auto-Truck Trailers - 0.6%

Wabash National Corp.#	155,400	3,109,554

Auto/Truck Parts & Equipment-Original - 1.1%

Cooper-Standard Holding, Inc.†	18,300	2,272,860
Dana, Inc.	67,300	1,500,790
Meritor, Inc.†	95,200	1,975,400
Modine Manufacturing Co.†	6,100	109,800

		5,858,850

Auto/Truck Parts & Equipment-Replacement - 0.3%

Douglas Dynamics, Inc.	40,000	1,842,000

Banks-Commercial - 17.7%

1st Source Corp.	17,820	947,668
Allegiance Bancshares, Inc.†	4,900	213,395
American National Bankshares, Inc.	900	35,730
BancFirst Corp.	19,080	1,140,030
Bancorp, Inc.†	94,200	1,066,344
BancorpSouth Bank	55,500	1,859,250
Bank of Hawaii Corp.#	24,280	2,062,100
Bank of Marin Bancorp	600	46,500
Bank of N.T. Butterfield & Son, Ltd.	48,800	2,330,200
Banner Corp.	26,900	1,612,655
Bryn Mawr Bank Corp.	4,600	215,970
Cadence BanCorp	7,200	210,312
Cathay General Bancorp, Class B	38,890	1,640,769
Central Pacific Financial Corp.	67,900	1,998,976
Central Valley Community Bancorp	7,400	158,804
Century Bancorp, Inc., Class A	1,218	97,318
Chemung Financial Corp.	900	47,250
Citizens & Northern Corp.	2,900	74,153
City Holding Co.	21,500	1,597,235
Columbia Banking System, Inc.	15,589	662,844
Community Bank System, Inc.#	20,180	1,208,378
Community Trust Bancorp, Inc.	24,618	1,256,749
Customers Bancorp, Inc.†	11,500	348,565
East West Bancorp, Inc.	8,373	581,756
Enterprise Financial Services Corp.	28,500	1,556,100
Farmers National Banc Corp.	13,900	219,620
FCB Financial Holdings, Inc., Class A†	36,500	2,224,675
Fidelity Southern Corp.	38,200	932,844
Financial Institutions, Inc.	32,600	1,038,310
First Bancorp, Inc.	13,400	557,574
First BanCorp./Puerto Rico†	433,100	3,356,525
First Business Financial Services, Inc.	8,400	217,392
First Citizens BancShares, Inc., Class A	2,140	940,081
First Commonwealth Financial Corp.	195,600	3,068,964
First Community Bancshares, Inc.	18,900	651,105
First Financial Bancorp	55,639	1,749,847
First Financial Bankshares, Inc.#	11,260	592,276
First Financial Corp.	5,300	231,080
First Hawaiian, Inc.	22,100	647,088
First Internet Bancorp	13,900	490,670
First Interstate BancSystem, Inc., Class A	26,537	1,158,340
First Merchants Corp.	26,400	1,200,936
First Midwest Bancorp, Inc.	13,800	362,526
Franklin Financial Network, Inc.†	5,600	204,680
Fulton Financial Corp.	102,900	1,795,605
Glacier Bancorp, Inc.	31,500	1,228,185
Great Southern Bancorp, Inc.	14,700	845,250
Great Western Bancorp, Inc.	15,500	675,645
Green Bancorp, Inc.	35,900	805,955
Hancock Holding Co.†	104,821	5,267,255
Hanmi Financial Corp.	65,100	1,949,745
Heartland Financial USA, Inc.	12,500	685,625
Heritage Commerce Corp.	8,300	141,598
Heritage Financial Corp.	3,639	116,994
Hilltop Holdings, Inc.	67,400	1,580,530
HomeStreet, Inc.†	10,000	268,000
Hope Bancorp, Inc.	127,527	2,294,211
IBERIABANK Corp.	33,500	2,676,650
Independent Bank Corp.	35,700	1,239,495
Lakeland Financial Corp.	6,170	301,034
MB Financial, Inc.	2,500	123,475
Mercantile Bank Corp.	2,800	101,080
Midland States Bancorp, Inc.	4,500	145,980
OFG Bancorp	105,700	1,490,370
Pacific Mercantile Bancorp†	7,300	71,540
PacWest Bancorp	29,435	1,561,821
Peoples Bancorp, Inc.	12,100	454,113
Pinnacle Financial Partners, Inc.	10,500	704,025
Preferred Bank	20,400	1,299,480
Premier Financial Bancorp, Inc.	2,340	52,416
Republic Bancorp, Inc., Class A	6,200	272,242
S&T Bancorp, Inc.	3,280	148,158
Sandy Spring Bancorp, Inc.	4,000	166,200
Shore Bancshares, Inc.	3,600	67,968
Sierra Bancorp	5,300	149,672
Simmons First National Corp., Class A	20,230	647,360
South State Corp.	2,770	247,984
Southside Bancshares, Inc.	11,479	392,008
State Bank Financial Corp.	8,500	285,175
Stock Yards Bancorp, Inc.	2,850	113,145
Texas Capital Bancshares, Inc.†	7,900	761,165
Tompkins Financial Corp.	3,348	282,136
Towne Bank	3,000	94,950
TriCo Bancshares	33,400	1,299,928
TriState Capital Holdings, Inc.†	7,500	192,750
Triumph Bancorp, Inc.†	7,700	316,085
TrustCo Bank Corp.	36,300	315,810
Trustmark Corp.	57,500	1,849,775
UMB Financial Corp.	33,060	2,547,273
Umpqua Holdings Corp.	136,714	3,218,248
Union Bankshares Corp.	54,819	2,253,061
United Community Banks, Inc.	84,200	2,733,132
Valley National Bancorp#	11,216	142,555

Washington Trust Bancorp, Inc.	5,680	346,480
Webster Financial Corp.	16,600	1,064,060
West Bancorporation, Inc.	5,830	145,458
Westamerica Bancorporation#	51,124	2,925,827
Wintrust Financial Corp.	38,200	3,518,602

		97,186,868

Banks-Fiduciary - 0.0%

Boston Private Financial Holdings, Inc.	6,400	108,800

Banks-Mortgage - 0.3%

Walker & Dunlop, Inc.	28,300	1,588,196

Broadcast Services/Program - 0.2%

Hemisphere Media Group, Inc.†#	54,500	662,175
MSG Networks, Inc., Class A†	16,500	318,450

		980,625

Building & Construction Products-Misc. - 0.1%

Gibraltar Industries, Inc.†	9,280	367,952
Louisiana-Pacific Corp.	2,700	78,786

		446,738

Building & Construction-Misc. - 1.0%

EMCOR Group, Inc.	61,798	4,692,322
MYR Group, Inc.†	25,700	1,003,328

		5,695,650

Building Products-Wood - 0.2%

Boise Cascade Co.	7,800	372,060
Universal Forest Products, Inc.	22,900	842,262

		1,214,322

Building-Heavy Construction - 0.1%

Tutor Perini Corp.†	23,600	467,280

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	23,800	677,348

Building-Residential/Commercial - 1.5%

AV Homes, Inc.†#	4,400	80,740
Beazer Homes USA, Inc.†	144,300	2,178,930
Hovnanian Enterprises, Inc., Class A†#	380,200	676,756
KB Home	177,800	4,683,252
MDC Holdings, Inc.	22,360	706,129

		8,325,807

Chemicals-Diversified - 0.0%

Innophos Holdings, Inc.	3,200	152,096

Chemicals-Fibers - 0.1%

Rayonier Advanced Materials, Inc.	20,500	367,155

Chemicals-Specialty - 0.3%

Chemours Co.	4,600	225,354
Minerals Technologies, Inc.	15,560	1,135,880
Tronox, Ltd., Class A	11,000	202,070

		1,563,304

Circuit Boards - 0.3%

TTM Technologies, Inc.†	90,100	1,624,503

Coal - 1.3%

Arch Coal, Inc., Class A#	34,300	2,818,088
NACCO Industries, Inc., Class A	8,900	341,315
Peabody Energy Corp.	34,900	1,510,123
Ramaco Resources, Inc.†	17,700	143,016
SunCoke Energy, Inc.†	56,500	765,010
Warrior Met Coal, Inc.#	54,000	1,467,180

		7,044,732

Commercial Services-Finance - 0.8%

EVERTEC, Inc.	5,100	111,180
Green Dot Corp., Class A†	7,600	541,652
Travelport Worldwide, Ltd.	218,500	3,832,490

		4,485,322

Communications Software - 0.1%

Ribbon Communications, Inc.†	69,000	418,140

Computer Services - 1.6%

Convergys Corp.	84,600	1,999,944
Engility Holdings, Inc.†	13,400	421,296
Insight Enterprises, Inc.†	39,700	1,861,930
Sykes Enterprises, Inc.†	29,400	827,610
Unisys Corp.†#	229,700	2,767,885
Virtusa Corp.†	13,300	645,715

		8,524,380

Computer Software - 0.0%

TiVo Corp.	14,500	208,800

Computers-Integrated Systems - 0.3%

NetScout Systems, Inc.†	60,000	1,620,000

Consulting Services - 1.4%

CRA International, Inc.	9,300	503,130
FTI Consulting, Inc.†	58,300	3,614,017
Huron Consulting Group, Inc.†	32,600	1,320,300
ICF International, Inc.	6,300	445,095
Vectrus, Inc.†	51,200	1,641,984

		7,524,526

Consumer Products-Misc. - 0.6%

Central Garden & Pet Co., Class A†	75,660	2,875,836
Helen of Troy, Ltd.†	4,200	377,160

		3,252,996

Containers-Paper/Plastic - 0.2%

Graphic Packaging Holding Co.	54,410	787,857
KapStone Paper and Packaging Corp.	7,400	254,560

		1,042,417

Data Processing/Management - 0.3%

Fair Isaac Corp.†	10,320	1,899,190

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	28,100	415,880

Dialysis Centers - 0.2%

American Renal Associates Holdings, Inc.†	66,000	953,040

Distribution/Wholesale - 0.5%

Essendant, Inc.	60,200	842,198
Titan Machinery, Inc.†	74,300	1,344,087
Veritiv Corp.†	10,300	342,475

		2,528,760

Diversified Manufacturing Operations - 0.1%

Harsco Corp.†	32,500	796,250

E-Services/Consulting - 0.1%

Perficient, Inc.†	32,000	835,520

Electric Products-Misc. - 0.0%

Graham Corp.	3,800	96,938

Electric-Distribution - 0.2%

Genie Energy, Ltd., Class B	10,100	56,358
Spark Energy, Inc., Class A#	47,400	474,000
Unitil Corp.	11,700	564,759

		1,095,117

Electric-Generation - 0.1%

Atlantic Power Corp.†	364,000	746,200

Electric-Integrated - 2.3%

Avista Corp.	36,780	1,928,743
El Paso Electric Co.	48,800	2,859,680
IDACORP, Inc.	15,200	1,403,872
MGE Energy, Inc.	4,800	286,320
NorthWestern Corp.	30,118	1,640,829
PNM Resources, Inc.	1,600	63,920
Portland General Electric Co.	90,600	3,864,996
Westar Energy, Inc.	8,700	493,290

		12,541,650

Electronic Components-Misc. - 2.1%

Bel Fuse, Inc., Class B	30,000	579,000
Benchmark Electronics, Inc.	153,821	4,260,842
Kimball Electronics, Inc.†	25,300	473,110
Plexus Corp.†	6,000	348,900
Sanmina Corp.†	28,100	809,280
Stoneridge, Inc.†	59,700	1,882,341
Vishay Intertechnology, Inc.#	134,400	2,849,280
Vishay Precision Group, Inc.†	12,400	465,620

		11,668,373

Electronic Components-Semiconductors - 0.8%

Alpha & Omega Semiconductor, Ltd.†	59,800	928,694
Amkor Technology, Inc.†	190,800	1,736,280
Rambus, Inc.†	20,700	278,622
SMART Global Holdings, Inc.†#	22,700	1,010,831
Xperi Corp.	10,100	199,475

		4,153,902

Electronic Parts Distribution - 0.9%

Tech Data Corp.†	54,100	4,696,421

Energy-Alternate Sources - 0.8%

First Solar, Inc.†	5,600	378,616
FutureFuel Corp.	41,300	556,311
Pacific Ethanol, Inc.†	134,800	451,580
Pattern Energy Group, Inc., Class A#	41,100	763,638
Renewable Energy Group, Inc.†#	30,800	549,780
REX American Resources Corp.†	25,200	1,915,704

		4,615,629

Engineering/R&D Services - 0.8%

Argan, Inc.	5,300	205,110
KBR, Inc.	143,600	2,645,112
VSE Corp.	29,800	1,472,418

		4,322,640

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.	22,700	418,815

Enterprise Software/Service - 0.1%

Verint Systems, Inc.†	10,100	426,220

Entertainment Software - 0.2%

Take-Two Interactive Software, Inc.†	7,700	863,016

Finance-Consumer Loans - 0.4%

Enova International, Inc.†	31,000	1,041,600
Nelnet, Inc., Class A	13,500	829,440
Regional Management Corp.†	5,000	178,450

		2,049,490

Finance-Investment Banker/Broker - 0.6%

Houlihan Lokey, Inc.	4,800	234,672
Investment Technology Group, Inc.	6,400	140,416
Ladenburg Thalmann Financial Services, Inc.	19,400	69,258
Oppenheimer Holdings, Inc., Class A	10,300	289,945
Piper Jaffray Cos.	10,700	800,360
Stifel Financial Corp.	26,500	1,558,200

		3,092,851

Finance-Leasing Companies - 0.1%

Marlin Business Services Corp.	11,200	328,720

Finance-Mortgage Loan/Banker - 0.3%

Arlington Asset Investment Corp., Class A#	6,400	73,216
Nationstar Mtg. Holdings, Inc.†#	24,200	433,664
PennyMac Financial Services, Inc., Class A†	52,500	1,055,250

		1,562,130

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	38,700	443,502

Financial Guarantee Insurance - 0.6%

MBIA, Inc.†#	192,500	1,574,650
MGIC Investment Corp.†	118,400	1,230,176
Radian Group, Inc.	34,100	542,190

		3,347,016

Food-Dairy Products - 0.1%

Dean Foods Co.	44,400	424,908

Food-Misc./Diversified - 0.3%

Darling Ingredients, Inc.†	78,100	1,467,499

Food-Wholesale/Distribution - 0.3%

Fresh Del Monte Produce, Inc.	6,400	287,424
SpartanNash Co.	50,500	1,250,380
United Natural Foods, Inc.†	1,100	50,138

		1,587,942

Footwear & Related Apparel - 0.4%

Deckers Outdoor Corp.†	17,400	1,968,984
Weyco Group, Inc.	1,000	34,670

		2,003,654

Gambling (Non-Hotel) - 0.6%

Pinnacle Entertainment, Inc.†	103,300	3,502,903

Gas-Distribution - 1.6%

New Jersey Resources Corp.	30,100	1,336,440
Northwest Natural Gas Co.	33,100	1,979,380
Southwest Gas Holdings, Inc.	40,940	3,099,158
Spire, Inc.	26,500	1,888,125
WGL Holdings, Inc.	5,600	493,920

		8,797,023

Heart Monitors - 0.0%

FONAR Corp.†	5,900	157,530

Home Furnishings - 0.1%

Hooker Furniture Corp.	10,600	395,380

Housewares - 0.1%

Lifetime Brands, Inc.	31,500	343,350

Human Resources - 1.4%

Barrett Business Services, Inc.	16,600	1,431,252
Cross Country Healthcare, Inc.†	30,100	366,919
Heidrick & Struggles International, Inc.	48,600	1,837,080
Kelly Services, Inc., Class A	32,100	719,361
Korn/Ferry International	30,400	1,662,272
TrueBlue, Inc.†	67,500	1,741,500

		7,758,384

Independent Power Producers - 1.1%

NRG Yield, Inc., Class C	36,500	638,750
Ormat Technologies, Inc.#	20,200	1,046,764
Vistra Energy Corp.†	175,159	4,296,650

		5,982,164

Industrial Automated/Robotic - 0.1%

Hurco Cos., Inc.	8,200	393,190

Instruments-Controls - 0.1%

Watts Water Technologies, Inc., Class A	7,500	577,125

Insurance-Life/Health - 1.7%

American Equity Investment Life Holding Co.	68,600	2,431,184
CNO Financial Group, Inc.	207,809	4,160,336
Primerica, Inc.	28,100	2,763,635

		9,355,155

Insurance-Multi-line - 0.1%

Horace Mann Educators Corp.	15,280	675,376
United Fire Group, Inc.	2,200	118,008

		793,384

Insurance-Property/Casualty - 1.5%

Federated National Holding Co.	12,200	277,672
First American Financial Corp.	17,300	900,984
Global Indemnity, Ltd.	1,700	64,311
Hallmark Financial Services, Inc.†	10,800	106,488
HCI Group, Inc.	5,000	207,300
Heritage Insurance Holdings, Inc.#	89,100	1,504,008
Infinity Property & Casualty Corp.	1,300	188,110
Kinsale Capital Group, Inc.	4,200	222,432
National General Holdings Corp.	4,400	120,472
Navigators Group, Inc.	8,600	505,680
ProAssurance Corp.	19,480	748,032
Selective Insurance Group, Inc.	11,600	659,460
Stewart Information Services Corp.	18,300	772,077
Third Point Reinsurance, Ltd.†	58,300	778,305
Universal Insurance Holdings, Inc.	40,500	1,443,825

		8,499,156

Insurance-Reinsurance - 0.1%

Argo Group International Holdings, Ltd.†	11,175	678,881

Internet Content-Entertainment - 0.2%

Limelight Networks, Inc.†	179,000	877,100

Investment Companies - 0.0%

Rafael Holdings, Inc., Class B†	2,100	19,320

Investment Management/Advisor Services - 0.3%

Associated Capital Group, Inc., Class A#	1,700	65,960
BrightSphere Investment Group PLC	20,400	316,404
GAMCO Investors, Inc., Class A	2,800	72,128
Virtus Investment Partners, Inc.	9,500	1,192,725

		1,647,217

Lasers-System/Components - 0.1%

Electro Scientific Industries, Inc.†	24,500	480,690

Machine Tools & Related Products - 0.1%

Milacron Holdings Corp.†	22,600	445,446

Machinery-Construction & Mining - 0.1%

Hyster-Yale Materials Handling, Inc.	5,100	340,170

Machinery-Farming - 0.2%

AGCO Corp.	14,160	900,576

Machinery-General Industrial - 0.7%

Applied Industrial Technologies, Inc.	1,200	83,700
DXP Enterprises, Inc.†	33,300	1,299,366
Kadant, Inc.	24,100	2,350,955

		3,734,021

Machinery-Pumps - 0.1%

SPX FLOW, Inc.†	15,200	662,264

Medical Imaging Systems - 0.2%

Lantheus Holdings, Inc.†	63,800	893,200

Medical Information Systems - 0.2%

Allscripts Healthcare Solutions, Inc.†	98,200	1,242,230

Medical Instruments - 0.2%

AngioDynamics, Inc.†	39,200	824,376
Halyard Health, Inc.†	4,200	230,580

		1,054,956

Medical Products - 0.7%

Haemonetics Corp.†	21,500	1,942,525
Integer Holdings Corp.†	1,900	125,400
Wright Medical Group NV†#	63,800	1,592,448

		3,660,373

Medical-Biomedical/Gene - 2.9%

Abeona Therapeutics, Inc.†#	32,600	577,020
Acceleron Pharma, Inc.†#	12,500	444,250
Acorda Therapeutics, Inc.†	33,700	884,625
AMAG Pharmaceuticals, Inc.†#	78,200	1,911,990
Arcus Biosciences, Inc.†#	38,500	613,305
Ardelyx, Inc.†	69,500	276,262
Arsanis, Inc.†#	24,717	425,627
Bluebird Bio, Inc.†#	7,500	1,342,875
Celldex Therapeutics, Inc.†	149,900	86,972

Corvus Pharmaceuticals, Inc.†#	33,700	462,701
Deciphera Pharmaceuticals, Inc.†#	23,500	604,420
Epizyme, Inc.†	18,600	324,570
Fate Therapeutics, Inc.†#	67,100	734,745
Five Prime Therapeutics, Inc.†	34,600	607,576
Idera Pharmaceuticals, Inc.†#	271,500	556,575
Iovance Biotherapeutics, Inc.†	49,700	725,620
Karyopharm Therapeutics, Inc.†	33,900	629,862
Lexicon Pharmaceuticals, Inc.†#	13,800	160,080
MacroGenics, Inc.†	1,700	38,641
Medicines Co.†#	21,400	724,604
Myriad Genetics, Inc.†	30,200	1,102,602
Radius Health, Inc.†#	7,500	213,750
Retrophin, Inc.†	17,800	498,578
Rigel Pharmaceuticals, Inc.†	152,100	494,325
Sage Therapeutics, Inc.†#	1,700	259,573
Syndax Pharmaceuticals, Inc.†#	37,220	324,931
Tocagen, Inc.†#	56,800	532,784
Ultragenyx Pharmaceutical, Inc.†#	1,700	124,440

		15,683,303

Medical-Drugs - 1.2%

Adamas Pharmaceuticals, Inc.†#	24,100	690,224
Enanta Pharmaceuticals, Inc.†	9,800	977,942
Immune Design Corp.†	128,500	578,250
Intra-Cellular Therapies, Inc.†	37,600	875,328
Kala Pharmaceuticals, Inc.†#	26,000	396,240
Lannett Co., Inc.†#	32,500	537,875
Minerva Neurosciences, Inc.†#	92,500	814,000
MyoKardia, Inc.†#	10,400	495,040
Spero Therapeutics, Inc.†#	39,500	420,280
Vanda Pharmaceuticals, Inc.†	7,800	137,280
Zogenix, Inc.†#	13,500	574,425

		6,496,884

Medical-Generic Drugs - 0.3%

Amphastar Pharmaceuticals, Inc.†	20,300	320,740
Momenta Pharmaceuticals, Inc.†	47,900	1,130,440

		1,451,180

Medical-HMO - 0.7%

Magellan Health, Inc.†	5,200	475,540
Molina Healthcare, Inc.†	16,600	1,409,838
Tivity Health, Inc.†#	6,800	238,340
Triple-S Management Corp., Class B†	22,700	831,955
WellCare Health Plans, Inc.†	4,800	1,064,016

		4,019,689

Medical-Hospitals - 0.3%

Community Health Systems, Inc.†#	353,000	1,443,770

Medical-Wholesale Drug Distribution - 0.2%

Owens & Minor, Inc.	72,700	1,185,010

Metal Processors & Fabrication - 0.4%

Global Brass & Copper Holdings, Inc.	60,400	1,896,560
LB Foster Co., Class A†	6,400	148,480

		2,045,040

Metal Products-Distribution - 0.3%

Worthington Industries, Inc.	34,640	1,660,988

Metal-Aluminum - 0.3%

Kaiser Aluminum Corp.	16,000	1,764,160

Metal-Iron - 0.1%

Cleveland-Cliffs, Inc.†#	80,300	679,338

Miscellaneous Manufacturing - 0.0%

FreightCar America, Inc.	5,600	95,872

Motion Pictures & Services - 0.1%

Eros International PLC†#	28,100	379,350

Multimedia - 0.0%

E.W. Scripps Co., Class A	16,700	208,583

Networking Products - 0.4%

Extreme Networks, Inc.†	149,100	1,283,751
Infinera Corp.†#	27,600	242,880
NETGEAR, Inc.†	9,200	556,140

		2,082,771

Office Furnishings-Original - 0.0%

Kimball International, Inc., Class B	8,600	139,750

Office Supplies & Forms - 0.9%

ACCO Brands Corp.	380,800	4,912,320

Oil & Gas Drilling - 0.8%

Noble Corp. PLC†#	338,200	1,880,392
Rowan Cos. PLC, Class A†#	175,475	2,737,410

		4,617,802

Oil Companies-Exploration & Production - 2.2%

Abraxas Petroleum Corp.†	356,800	963,360
Denbury Resources, Inc.†#	906,700	3,853,475
EP Energy Corp., Class A†#	276,328	801,351
HighPoint Resources Corp.†#	100,100	714,714
Midstates Petroleum Co., Inc.†	13,200	173,976
PDC Energy, Inc.†	26,000	1,572,740
Sanchez Energy Corp.†	57,900	228,126
SRC Energy, Inc.†	26,400	341,616
Unit Corp.†	45,900	1,002,456
W&T Offshore, Inc.†	379,800	2,601,630

		12,253,444

Oil Field Machinery & Equipment - 0.2%

Exterran Corp.†	35,000	964,600
Natural Gas Services Group, Inc.†	6,600	152,130

		1,116,730

Oil Refining & Marketing - 1.1%

Delek US Holdings, Inc.	108,200	6,035,396

Oil-Field Services - 1.9%

Archrock, Inc.	117,100	1,352,505
C&J Energy Services, Inc.†	30,500	821,060
FTS International, Inc.†#	40,800	772,752
Mammoth Energy Services, Inc.†#	4,500	169,920
Matrix Service Co.†	14,200	275,480
McDermott International, Inc.†#	61,633	1,339,285
MRC Global, Inc.†	189,200	3,906,980
NOW, Inc.†#	34,000	478,040
Oil States International, Inc.†	35,900	1,270,860

		10,386,882

Paper & Related Products - 1.1%

Domtar Corp.	14,640	703,745
Schweitzer-Mauduit International, Inc.	74,600	3,268,226
Verso Corp., Class A†	95,100	1,923,873

		5,895,844

Pharmacy Services - 0.2%

Diplomat Pharmacy, Inc.†#	55,700	1,311,178

Pipelines - 0.1%

SemGroup Corp., Class A#	25,200	637,560

Pollution Control - 0.0%

CECO Environmental Corp.	9,500	54,245

Poultry - 0.0%

Sanderson Farms, Inc.	1,400	137,032

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.	18,100	611,961

Printing-Commercial - 0.6%

ARC Document Solutions, Inc.†	156,430	305,038
Ennis, Inc.	12,400	226,300
LSC Communications, Inc.	51,800	655,788
Quad/Graphics, Inc.	105,100	2,077,827
RR Donnelley & Sons Co.	2,700	16,848

		3,281,801

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Co.†	130,100	884,680

Publishing-Newspapers - 0.6%

Gannett Co., Inc.	210,100	2,220,757
tronc, Inc.†	61,500	986,460

		3,207,217

Racetracks - 0.5%

Penn National Gaming, Inc.†	76,200	2,596,896
Speedway Motorsports, Inc.	6,000	100,200

		2,697,096

Radio - 0.0%

Townsquare Media, Inc., Class A	23,000	143,290

Real Estate Investment Trusts - 10.9%

AG Mtg. Investment Trust, Inc.	18,600	351,168
Alexander & Baldwin, Inc.	29,575	630,243
American Assets Trust, Inc.	54,900	1,995,615
Apartment Investment & Management Co., Class A	29,179	1,191,379
Armada Hoffler Properties, Inc.	67,200	967,680
ARMOUR Residential REIT, Inc.#	17,500	405,475
Ashford Hospitality Trust, Inc.	335,580	2,473,225
Braemar Hotels & Resorts, Inc.	94,300	1,037,300
Capstead Mtg. Corp.	258,500	2,365,275
CBL & Associates Properties, Inc.#	53,540	270,912
Cedar Realty Trust, Inc.	57,600	252,864
Cherry Hill Mtg. Investment Corp.	27,400	492,652
Chesapeake Lodging Trust	14,500	467,335
CorEnergy Infrastructure Trust, Inc.	13,300	481,327
CoreSite Realty Corp.	17,900	1,900,264
Cousins Properties, Inc.	106,260	1,000,969
CYS Investments, Inc.	216,800	1,586,976
DCT Industrial Trust, Inc.	53,960	3,514,415
DiamondRock Hospitality Co.	288,434	3,671,765
Dynex Capital, Inc.	85,400	553,392
EastGroup Properties, Inc.	1,500	139,845
Ellington Residential Mortgage REIT#	7,479	86,457
EPR Properties	9,800	601,622
First Industrial Realty Trust, Inc.	53,918	1,775,520
Franklin Street Properties Corp.#	52,800	408,672
GEO Group, Inc.	76,850	1,905,880
Getty Realty Corp.	59,546	1,554,746
Gladstone Commercial Corp.	10,800	203,040
Government Properties Income Trust#	56,400	819,492
Hersha Hospitality Trust	10,100	214,827
Highwoods Properties, Inc.	15,100	722,233
Hospitality Properties Trust	23,540	681,483
Hudson Pacific Properties, Inc.	7,100	251,340
InfraREIT, Inc.†	84,700	1,809,192
Invesco Mtg. Capital, Inc.	107,800	1,749,594
Invitation Homes, Inc.#	4,338	95,479
Kite Realty Group Trust	41,600	652,704
LaSalle Hotel Properties	11,778	403,985
LTC Properties, Inc.	14,620	601,467
Mack-Cali Realty Corp.	18,800	371,676
NexPoint Residential Trust, Inc.	11,493	318,586
Pebblebrook Hotel Trust#	49,300	2,012,426
Pennsylvania Real Estate Investment Trust#	80,980	891,590
PotlatchDeltic Corp.	27,200	1,373,600
Preferred Apartment Communities, Inc., Class A#	73,300	1,075,311
PS Business Parks, Inc.	9,500	1,164,320
Ramco-Gershenson Properties Trust#	24,500	301,350
Redwood Trust, Inc.	74,500	1,218,820
Retail Opportunity Investments Corp.#	14,700	266,364
Rexford Industrial Realty, Inc.#	13,800	431,526
RLJ Lodging Trust	95,326	2,230,629
Saul Centers, Inc.	1,800	89,208
Select Income REIT	10,700	231,120
Summit Hotel Properties, Inc.	43,900	671,231
Sun Communities, Inc.	4,800	464,064
Sunstone Hotel Investors, Inc.	143,672	2,498,456
Taubman Centers, Inc.	2,000	109,180
Urstadt Biddle Properties, Inc., Class A	22,600	493,810
Washington Prime Group, Inc.#	96,853	704,121
Washington Real Estate Investment Trust	1,400	40,152
Xenia Hotels & Resorts, Inc.	106,400	2,678,088

		59,923,437

Retail-Apparel/Shoe - 1.4%

Abercrombie & Fitch Co., Class A	4,400	104,940
American Eagle Outfitters, Inc.	34,600	768,120
Caleres, Inc.	17,300	613,458
Cato Corp., Class A	21,900	499,977
Chico’s FAS, Inc.	27,800	235,188
Children’s Place, Inc.#	23,750	3,057,812
Tailored Brands, Inc.	78,700	2,582,147

		7,861,642

Retail-Appliances - 0.1%

Conn’s, Inc.†#	23,700	548,655

Retail-Discount - 0.1%

Citi Trends, Inc.	13,300	399,133

Retail-Hair Salons - 0.2%

Regis Corp.†	56,200	971,698

Retail-Home Furnishings - 0.0%

Pier 1 Imports, Inc.	23,000	54,740

Retail-Jewelry - 0.5%

Movado Group, Inc.	57,700	2,833,070

Retail-Misc./Diversified - 0.1%

Hudson, Ltd., Class A†	35,500	621,960

Retail-Office Supplies - 0.3%

Office Depot, Inc.	619,100	1,461,076

Retail-Pawn Shops - 0.4%

EZCORP, Inc., Class A†#	109,700	1,360,280
FirstCash, Inc.	11,000	998,250

		2,358,530

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	3,400	70,992

Retail-Regional Department Stores - 0.6%

Dillard’s, Inc., Class A#	39,590	3,223,814

Retail-Restaurants - 0.5%

Brinker International, Inc.#	28,600	1,250,678
Cannae Holdings, Inc.†	33,400	667,666
Ruth’s Hospitality Group, Inc.	40,472	1,074,532

		2,992,876

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†#	44,200	1,169,090

Rubber/Plastic Products - 0.7%

Myers Industries, Inc.	8,158	159,897
Trinseo SA	48,800	3,528,240

		3,688,137

Savings & Loans/Thrifts - 3.0%

BankFinancial Corp.	13,400	238,654
Beneficial Bancorp, Inc.	169,558	2,772,273
Berkshire Hills Bancorp, Inc.	3,300	129,690
Charter Financial Corp.	48,900	1,199,517
Dime Community Bancshares, Inc.	22,600	459,910
First Defiance Financial Corp.	9,700	606,347
Flagstar Bancorp, Inc.†	13,500	469,665
Flushing Financial Corp.	28,200	752,658
HomeTrust Bancshares, Inc.†	4,700	126,430
Investors Bancorp, Inc.	144,600	1,928,964
Meridian Bancorp, Inc.	46,000	899,300
Meta Financial Group, Inc.	10,000	1,131,500
Northfield Bancorp, Inc.	94,400	1,542,496
Oritani Financial Corp.	4,100	65,190
Provident Financial Holdings, Inc.	4,622	84,814
Riverview Bancorp, Inc.	5,000	43,750
Sterling Bancorp	46,400	1,139,120
Territorial Bancorp, Inc.	2,300	70,334
United Community Financial Corp.	18,200	190,372
United Financial Bancorp, Inc.	14,400	250,848
Washington Federal, Inc.	52,200	1,693,890
Waterstone Financial, Inc.	13,100	227,285
WSFS Financial Corp.	4,374	228,979

		16,251,986

Schools - 0.3%

American Public Education, Inc.†	10,100	430,260
K12, Inc.†	66,700	1,076,538

		1,506,798

Security Services - 0.0%

Ascent Capital Group, Inc., Class A†	27,000	52,920

Semiconductor Components-Integrated Circuits - 0.3%

Cypress Semiconductor Corp.#	105,522	1,736,892

Semiconductor Equipment - 0.0%

Photronics, Inc.†	15,700	136,590

Steel-Producers - 0.6%

AK Steel Holding Corp.†#	128,000	578,560
Carpenter Technology Corp.#	24,800	1,486,512
Commercial Metals Co.	39,900	943,236
Schnitzer Steel Industries, Inc., Class A	12,700	395,605

		3,403,913

Telecom Services - 0.1%

HC2 Holdings, Inc.†	65,400	402,210

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	10,600	147,870
Comtech Telecommunications Corp.	13,400	419,420

		567,290

Telephone-Integrated - 0.3%

Frontier Communications Corp.#	180,200	1,338,886
IDT Corp., Class B	22,600	110,740
Windstream Holdings, Inc.#	77,160	425,152

		1,874,778

Television - 0.1%

Gray Television, Inc.†	17,900	196,900
Sinclair Broadcast Group, Inc., Class A	4,500	123,300

		320,200

Textile-Apparel - 0.1%

Perry Ellis International, Inc.†	19,900	547,250

Tobacco - 0.3%

Universal Corp.	16,500	1,091,475
Vector Group, Ltd.	29,300	568,420

		1,659,895

Toys - 0.1%

Funko, Inc., Class A†#	58,600	582,484

Transport-Marine - 0.3%

Costamare, Inc.	212,598	1,549,839
Ship Finance International, Ltd.#	17,200	245,100

		1,794,939

Transport-Truck - 1.2%

ArcBest Corp.	87,120	4,133,844
Covenant Transportation Group, Inc., Class A†	11,100	333,888
Schneider National, Inc., Class B#	9,300	274,164
YRC Worldwide, Inc.†	156,600	1,678,752

		6,420,648

Travel Services - 0.3%

Liberty TripAdvisor Holdings, Inc., Class A†	94,500	1,384,425

Water - 0.4%

American States Water Co.	21,000	1,181,880
Artesian Resources Corp., Class A	1,900	74,100
California Water Service Group	16,560	666,540
Consolidated Water Co., Ltd.	16,400	215,660

		2,138,180

Wireless Equipment - 0.1%

InterDigital, Inc.	10,000	788,500

Wound, Burn & Skin Care - 0.0%

Dermira, Inc.†#	19,900	172,732

Total Common Stocks (cost $427,246,286)		534,200,543

WARRANTS - 0.0%
Other Financial Services - 0.0%

Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75)†(3) (cost $0)	994	0

Total Long-Term Investment Securities (cost $427,246,286)		534,200,543

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Registered Investment Companies - 2.5%

State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2) (cost $13,817,795)	13,817,795	13,817,795

REPURCHASE AGREEMENTS - 1.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $5,639,044 collateralized by $6,010,000 of United States Treasury Notes, bearing interest at 2.25% due 08/15/2027 and having an approximate value of $5,753,962 (cost $5,639,000)	$5,639,000	5,639,000

TOTAL INVESTMENTS (cost $446,703,081)	101.1%	553,657,338
Liabilities in excess of other assets	(1.1)	(5,823,528)

NET ASSETS	100.0%	$547,833,810

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	At May 31, 2018, the Fund had loaned securities with a total value of $64,993,164. This was secured by collateral of $13,817,795, which was received in cash and subsequently invested in short-term investments currently valued at $13,817,795 as reported in the Portfolio of Investments. Additional collateral of $53,719,115 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$3,428,691
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	1,388,385
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 11/20/2046	912,898
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	4,055,461
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/30/2018 to 02/15/2048	43,933,680

(2)	The rate shown is the 7-day yield as of May 31, 2018
(3)	Illiquid security. At May 31,2018, the aggregate value of these securities was $0 representing 0.0% of net assets

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
159	Long	Russell 2000 E-Mini Index	June 2018	$12,846,013	$12,991,890	$145,877

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$534,200,543	$—	$—	$534,200,543
Warrants	—	0	—	0
Short-Term Investment Securities	13,817,795	—	—	13,817,795
Repurchase Agreements	—	5,639,000	—	5,639,000

Total Investments at Value	$548,018,338	$5,639,000	$—	$553,657,338

Other Financial Instruments:+
Futures Contracts	$145,877	$—	$—	$145,877

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 96.9%
Advertising Agencies - 0.2%

Omnicom Group, Inc.#	17,654	$1,272,500

Aerospace/Defense - 0.1%

TransDigm Group, Inc.	3,219	1,075,500

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	15,780	649,189
Mosaic Co.	22,701	624,051

		1,273,240

Airlines - 0.6%

American Airlines Group, Inc.#	22,156	964,672
Delta Air Lines, Inc.	25,882	1,398,922
Southwest Airlines Co.	28,427	1,452,051
United Continental Holdings, Inc.†	7,225	502,788

		4,318,433

Apparel Manufacturers - 0.4%

Hanesbrands, Inc.#	38,249	697,279
Michael Kors Holdings, Ltd.†	3,967	227,666
PVH Corp.	6,033	965,280
Ralph Lauren Corp.	4,915	661,461
Under Armour, Inc., Class C†#	18,930	358,156

		2,909,842

Appliances - 0.1%

Whirlpool Corp.#	4,020	581,895

Applications Software - 5.1%

Intuit, Inc.	11,549	2,328,278
Microsoft Corp.	332,127	32,827,433
Red Hat, Inc.†	1,210	196,528
salesforce.com, Inc.†	28,397	3,672,584

		39,024,823

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.	315,203	3,640,595

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	27,275	1,697,323

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC	14,263	1,390,643

Banks-Commercial - 1.8%

BB&T Corp.	126,664	6,649,860
Citizens Financial Group, Inc.	26,503	1,082,648
M&T Bank Corp.	27,750	4,775,220
Regions Financial Corp.	68,927	1,257,228

		13,764,956

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	52,495	2,874,101
Northern Trust Corp.	17,400	1,783,848

		4,657,949

Banks-Super Regional - 4.7%

Capital One Financial Corp.	56,655	5,325,570
Comerica, Inc.	13,291	1,253,208
Fifth Third Bancorp	111,890	3,421,596
Huntington Bancshares, Inc.	39,535	587,886
KeyCorp	47,778	928,804
PNC Financial Services Group, Inc.	72,817	10,442,686
SunTrust Banks, Inc.	42,601	2,875,994
US Bancorp	222,792	11,137,372

		35,973,116

Beverages-Non-alcoholic - 2.4%

Dr Pepper Snapple Group, Inc.	9,753	1,163,533
Monster Beverage Corp.†	14,955	765,098
PepsiCo, Inc.	161,536	16,193,984

		18,122,615

Building Products-Air & Heating - 0.3%

Johnson Controls International PLC	70,812	2,376,451

Building Products-Cement - 0.2%

Martin Marietta Materials, Inc.	1,197	266,776
Vulcan Materials Co.#	7,853	1,003,142

		1,269,918

Building Products-Wood - 0.1%

Masco Corp.	11,158	415,859

Cable/Satellite TV - 0.9%

Comcast Corp., Class A	234,352	7,307,095

Chemicals-Diversified - 0.3%

Eastman Chemical Co.	18,069	1,884,777
LyondellBasell Industries NV, Class A	6,980	782,598

		2,667,375

Chemicals-Specialty - 0.0%

International Flavors & Fragrances, Inc.	417	50,928

Commercial Services - 0.8%

Cintas Corp.	11,063	2,016,232
Ecolab, Inc.	26,830	3,826,226
Nielsen Holdings PLC	21,104	636,708

		6,479,166

Commercial Services-Finance - 1.8%

Automatic Data Processing, Inc.	29,610	3,849,892
H&R Block, Inc.	2,176	59,731
IHS Markit, Ltd.†	16,877	831,699
Moody’s Corp.	5,537	944,446
PayPal Holdings, Inc.†	56,424	4,630,718
S&P Global, Inc.	16,068	3,173,430

		13,489,916

Computer Aided Design - 0.1%

Autodesk, Inc.†	4,569	589,858

Computer Services - 2.0%

Accenture PLC, Class A	36,868	5,741,823
Cognizant Technology Solutions Corp., Class A	22,285	1,679,175
DXC Technology Co.	8,856	815,726
International Business Machines Corp.	50,446	7,128,524

		15,365,248

Computer Software - 0.0%

Citrix Systems, Inc.†	3,287	347,173

Computers - 0.4%

Hewlett Packard Enterprise Co.	74,536	1,135,929
HP, Inc.	98,583	2,171,783

		3,307,712

Computers-Memory Devices - 0.3%

NetApp, Inc.	6,491	443,465
Seagate Technology PLC	14,483	816,117
Western Digital Corp.	10,824	903,912

		2,163,494

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	10,557	1,064,673

Containers-Paper/Plastic - 0.1%

WestRock Co.	9,182	540,636

Cosmetics & Toiletries - 2.2%

Colgate-Palmolive Co.	67,155	4,236,809
Procter & Gamble Co.	168,361	12,318,974

		16,555,783

Data Processing/Management - 0.6%

Fidelity National Information Services, Inc.	20,892	2,135,580
Fiserv, Inc.†	30,746	2,232,160
Paychex, Inc.	3,899	255,696

		4,623,436

Dental Supplies & Equipment - 0.3%

Align Technology, Inc.†	4,440	1,473,858
DENTSPLY SIRONA, Inc.	23,282	1,019,984

		2,493,842

Diagnostic Equipment - 1.6%

Danaher Corp.	70,115	6,961,017
Thermo Fisher Scientific, Inc.	27,451	5,717,220

		12,678,237

Distribution/Wholesale - 0.1%

Fastenal Co.	13,935	741,760

Diversified Manufacturing Operations - 1.2%

Eaton Corp. PLC	38,539	2,951,317
Illinois Tool Works, Inc.	32,047	4,605,154
Parker-Hannifin Corp.	6,755	1,154,429
Pentair PLC	13,035	568,847

		9,279,747

E-Commerce/Products - 0.1%

eBay, Inc.†	16,246	612,799

E-Commerce/Services - 0.6%

Booking Holdings, Inc.†	2,128	4,487,782
Expedia Group, Inc.	2,568	310,805

		4,798,587

Electric Products-Misc. - 0.5%

Emerson Electric Co.	59,578	4,220,506

Electric-Distribution - 0.8%

CenterPoint Energy, Inc.	99,472	2,599,204
PPL Corp.#	127,576	3,485,376

		6,084,580

Electric-Integrated - 1.2%

AES Corp.	36,772	468,843
CMS Energy Corp.	54,193	2,499,923
Eversource Energy	57,471	3,280,445
WEC Energy Group, Inc.	42,449	2,680,654

		8,929,865

Electronic Components-Misc. - 0.4%

Corning, Inc.	69,801	1,896,493
Garmin, Ltd.	14,235	855,381

		2,751,874

Electronic Components-Semiconductors - 4.7%

Advanced Micro Devices, Inc.†#	11,302	155,177
Broadcom, Inc.	18,072	4,555,409
Intel Corp.	243,234	13,426,517
Microchip Technology, Inc.#	6,913	673,188
Micron Technology, Inc.†	36,234	2,086,716
NVIDIA Corp.	21,960	5,538,092
Qorvo, Inc.†	3,356	269,319
Skyworks Solutions, Inc.	3,892	383,790
Texas Instruments, Inc.	79,878	8,939,147

		36,027,355

Electronic Connectors - 0.1%

TE Connectivity, Ltd.	8,332	775,543

Electronic Forms - 0.9%

Adobe Systems, Inc.†	29,047	7,240,836

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	10,123	626,816
Fortive Corp.	24,941	1,812,961

		2,439,777

Engines-Internal Combustion - 0.2%

Cummins, Inc.	9,405	1,339,178

Enterprise Software/Service - 1.4%

CA, Inc.	11,342	405,363
Oracle Corp.	221,581	10,352,264

		10,757,627

Entertainment Software - 0.3%

Activision Blizzard, Inc.	17,380	1,232,416
Electronic Arts, Inc.†	9,818	1,285,274

		2,517,690

Finance-Consumer Loans - 0.2%

Synchrony Financial	37,102	1,284,842

Finance-Credit Card - 4.5%

American Express Co.	53,344	5,243,715
Discover Financial Services	21,767	1,607,711
Mastercard, Inc., Class A	64,303	12,225,286
Visa, Inc., Class A#	120,489	15,750,322

		34,827,034

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	58,050	3,228,741

Finance-Other Services - 0.8%

CME Group, Inc.	22,519	3,668,345
Intercontinental Exchange, Inc.	30,551	2,165,761

		5,834,106

Food-Confectionery - 0.1%

J.M. Smucker Co.	4,077	438,278

Food-Misc./Diversified - 0.8%

Campbell Soup Co.#	18,234	613,392
General Mills, Inc.	74,910	3,167,944
Kraft Heinz Co.	43,620	2,507,277

		6,288,613

Food-Retail - 0.3%

Kroger Co.	94,675	2,303,443

Gas-Distribution - 0.1%

NiSource, Inc.	34,038	861,161

Home Decoration Products - 0.1%

Newell Brands, Inc.#	43,043	1,014,954

Hotels/Motels - 0.2%

Wyndham Worldwide Corp.†	11,315	1,226,999

Independent Power Producers - 0.1%

NRG Energy, Inc.	28,636	980,210

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	10,486	1,839,349

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	8,077	1,303,709

Insurance Brokers - 0.3%

Aon PLC	4,058	567,592
Marsh & McLennan Cos., Inc.	15,619	1,255,299
Willis Towers Watson PLC	2,359	356,563

		2,179,454

Insurance-Life/Health - 1.0%

Aflac, Inc.	65,430	2,948,276
Lincoln National Corp.	8,101	537,015
Principal Financial Group, Inc.	10,663	594,995
Prudential Financial, Inc.	40,314	3,904,008

		7,984,294

Insurance-Multi-line - 1.7%

Allstate Corp.	34,665	3,240,484
Chubb, Ltd.	53,489	6,990,478
Cincinnati Financial Corp.	5,565	386,044
Loews Corp.	51,055	2,495,058

		13,112,064

Insurance-Property/Casualty - 2.8%

Berkshire Hathaway, Inc., Class B†	99,189	18,997,669
Travelers Cos., Inc.	18,754	2,410,264

		21,407,933

Internet Content-Entertainment - 0.7%

Netflix, Inc.†	16,196	5,694,514

Investment Companies - 0.2%

Jefferies Financial Group, Inc.	77,029	1,685,395

Investment Management/Advisor Services - 1.2%

Ameriprise Financial, Inc.	11,281	1,563,885
BlackRock, Inc.	10,957	5,853,558
Franklin Resources, Inc.	18,949	636,118
Invesco, Ltd.	12,634	345,161
T. Rowe Price Group, Inc.	6,933	841,805

		9,240,527

Machinery-Construction & Mining - 0.9%

Caterpillar, Inc.	48,092	7,305,656

Machinery-Farming - 0.5%

Deere & Co.	27,794	4,155,481

Machinery-General Industrial - 0.0%

Roper Technologies, Inc.	1,074	296,198

Medical Information Systems - 0.1%

Cerner Corp.†	15,166	905,107

Medical Instruments - 0.3%

Edwards Lifesciences Corp.†	14,194	1,948,978

Medical Labs & Testing Services - 0.2%

Laboratory Corp. of America Holdings†	6,643	1,199,659
Quest Diagnostics, Inc.	5,358	570,788

		1,770,447

Medical Products - 2.6%

Abbott Laboratories	170,338	10,480,897
Baxter International, Inc.	47,320	3,352,149
Stryker Corp.	36,919	6,424,644

		20,257,690

Medical-Biomedical/Gene - 3.4%

Alexion Pharmaceuticals, Inc.†	13,779	1,600,155
Amgen, Inc.	48,120	8,643,314
Biogen, Inc.†	10,561	3,104,512
Celgene Corp.†	44,955	3,537,059
Gilead Sciences, Inc.	62,850	4,236,090
Illumina, Inc.†	5,865	1,597,861
Incyte Corp.†	5,150	351,591
Regeneron Pharmaceuticals, Inc.†	3,848	1,155,631
Vertex Pharmaceuticals, Inc.†	13,073	2,013,242

		26,239,455

Medical-Drugs - 1.9%

AbbVie, Inc.	95,672	9,465,788
Zoetis, Inc.	57,355	4,800,613

		14,266,401

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC#	7,648	559,528

Medical-HMO - 0.4%

Centene Corp.†	4,887	572,561
Humana, Inc.	8,985	2,614,455

		3,187,016

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	18,462	1,904,171

Multimedia - 1.4%

Time Warner, Inc.	19,138	1,802,034
Walt Disney Co.	92,714	9,222,262

		11,024,296

Networking Products - 1.6%

Cisco Systems, Inc.	282,051	12,046,398

Non-Hazardous Waste Disposal - 0.9%

Republic Services, Inc.	39,658	2,674,139
Waste Management, Inc.	47,094	3,895,145

		6,569,284

Office Automation & Equipment - 0.1%

Xerox Corp.	15,961	433,820

Oil Companies-Exploration & Production - 3.6%

Anadarko Petroleum Corp.	32,829	2,291,464
Apache Corp.#	22,668	906,720
Cabot Oil & Gas Corp.	15,359	350,953
Concho Resources, Inc.†#	2,045	280,799
Devon Energy Corp.	27,039	1,124,011
EOG Resources, Inc.	28,543	3,362,651
EQT Corp.	7,272	374,799
Hess Corp.	43,533	2,630,264
Marathon Oil Corp.	125,177	2,682,543
Noble Energy, Inc.	18,857	673,195

Occidental Petroleum Corp.	139,999	11,787,916
Pioneer Natural Resources Co.	5,966	1,152,035

		27,617,350

Oil Field Machinery & Equipment - 0.3%

National Oilwell Varco, Inc.	47,119	1,951,669

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	9,011	1,092,133

Oil-Field Services - 0.9%

Baker Hughes a GE Co., LLC	28,806	996,399
Schlumberger, Ltd.	87,337	5,997,432

		6,993,831

Paper & Related Products - 0.3%

International Paper Co.	38,510	2,060,285

Pipelines - 0.4%

Kinder Morgan, Inc.	101,219	1,688,333
ONEOK, Inc.	23,891	1,628,411

		3,316,744

Real Estate Investment Trusts - 5.1%

American Tower Corp.	55,188	7,636,364
AvalonBay Communities, Inc.	8,118	1,343,854
Boston Properties, Inc.	3,844	468,084
Crown Castle International Corp.	42,552	4,431,791
Digital Realty Trust, Inc.	4,980	535,250
Equinix, Inc.	4,380	1,738,203
Equity Residential	14,584	933,230
Essex Property Trust, Inc.	738	176,404
GGP, Inc.	32,670	662,548
HCP, Inc.	58,725	1,407,638
Host Hotels & Resorts, Inc.	76,822	1,661,660
Prologis, Inc.	32,868	2,115,056
Public Storage	10,585	2,242,326
Realty Income Corp.#	10,326	550,376
Simon Property Group, Inc.	32,543	5,214,039
Ventas, Inc.	36,569	1,998,861
Vornado Realty Trust	11,795	822,229
Welltower, Inc.	28,684	1,653,633
Weyerhaeuser Co.	98,324	3,670,435

		39,261,981

Retail-Apparel/Shoe - 0.6%

L Brands, Inc.	24,823	841,748
Ross Stores, Inc.	33,037	2,605,959
Tapestry, Inc.	22,263	973,338

		4,421,045

Retail-Auto Parts - 0.2%

O’Reilly Automotive, Inc.†	4,645	1,251,409

Retail-Automobile - 0.0%

CarMax, Inc.†#	3,401	234,397

Retail-Building Products - 0.7%

Lowe’s Cos., Inc.	57,637	5,476,091

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	6,713	458,162

Retail-Discount - 0.2%

Dollar Tree, Inc.†	14,975	1,236,785

Retail-Drug Store - 0.4%

Walgreens Boots Alliance, Inc.	54,203	3,381,725

Retail-Jewelry - 0.0%

Tiffany & Co.	1,709	223,503

Retail-Major Department Stores - 1.0%

TJX Cos., Inc.	80,947	7,311,133

Retail-Perfume & Cosmetics - 0.1%

ULTA Beauty, Inc.†	2,353	580,979

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.#	18,312	1,222,326
Macy’s, Inc.	21,755	759,467

		1,981,793

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	670	288,221
Darden Restaurants, Inc.	6,198	541,767
Starbucks Corp.	104,397	5,916,178
Yum! Brands, Inc.	34,715	2,823,371

		9,569,537

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	26,987	2,622,597
QUALCOMM, Inc.	82,967	4,822,042

		7,444,639

Semiconductor Equipment - 0.6%

Applied Materials, Inc.	59,913	3,042,382
KLA-Tencor Corp.	9,541	1,080,328
Lam Research Corp.	1,330	263,579

		4,386,289

Steel-Producers - 0.1%

Nucor Corp.	15,225	977,293

Telephone-Integrated - 0.2%

CenturyLink, Inc.	93,307	1,700,054

Television - 0.1%

CBS Corp., Class B	18,409	927,261

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	4,926	1,005,101

Tools-Hand Held - 0.2%

Stanley Black & Decker, Inc.	9,281	1,292,286

Toys - 0.0%

Mattel, Inc.#	12,200	189,344

Transport-Rail - 1.6%

CSX Corp.	48,391	3,128,478
Norfolk Southern Corp.	16,548	2,509,504
Union Pacific Corp.	49,148	7,016,369

		12,654,351

Transport-Services - 0.9%

United Parcel Service, Inc., Class B	62,827	7,295,471

Water - 0.1%

American Water Works Co., Inc.	8,483	705,277

Web Portals/ISP - 3.9%

Alphabet, Inc., Class A†	15,193	16,712,300
Alphabet, Inc., Class C†	12,416	13,471,236

		30,183,536

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	5,823	625,041

Total Long-Term Investment Securities
(cost $502,204,353)		745,419,995

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(1)(2)	867,459	867,459

U.S. Government Treasuries - 0.6%

United States Treasury Bills
1.71% due 06/14/2018(3)	$355,000	354,798
1.71% due 07/26/2018(3)	200,000	199,453
1.75% due 06/28/2018(3)	400,000	399,480
1.81% due 07/05/2018(3)	1,000,000	998,345
1.83% due 08/23/2018(3)	2,500,000	2,489,286

		4,441,362

Total Short-Term Investment Securities
(cost $5,309,026)		5,308,821

REPURCHASE AGREEMENTS - 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.28%, dated 05/31/2018, to be repurchased 06/01/2018 in the amount of $19,333,150 and collateralized by $20,600,000 of United States Treasury Notes, bearing interest at 2.25% due 08/15/2027 and having an approximate value of $19,722,399. (cost $19,333,000)	19,333,000	19,333,000

TOTAL INVESTMENTS
(cost $526,846,379)	100.1%	770,061,816
Liabilities in excess of other assets	(0.1)	(951,216)

NET ASSETS	100.0%	$769,110,600

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2018.
(2)	At May 31, 2018, the Fund had loaned securities with a total value of $29,790,103. This was secured by collateral of $867,459 which was received in cash and subsequently invested in short-term investments currently valued at $867,459 as reported in the Portfolio of Investments. Additional collateral of $29,763,097 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$2,186,899
Federal National Mtg. Assoc.	3.50% to 4.00%	11/01/2047 to 05/01/2048	885,545
Government National Mtg. Assoc.	2.50%	09/20/2046 to 11/20/2046	582,268
United States Treasury Bills	0.00%	06/14/2018 to 11/08/2018	539,403
United States Treasury Notes/Bonds	zero coupon to 8.75%	07/15/2018 to 02/15/2048	25,568,982

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
179	Long	S&P 500 E-Mini Index	June 2018	$23,878,251	$24,214,225	$335,974

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$745,419,995	$—	$—	$745,419,995
Short Term Investment Securities:
Registered Investment Companies	867,459	—	—	867,459
U.S. Government Treasuries	—	4,441,362	—	4,441,362
Repurchase Agreements	—	19,333,000	—	19,333,000

Total Investments at Value	$746,287,454	$23,774,362	$—	$770,061,816

Other Financial Instruments:+
Futures Contracts	$335,974	$—	$—	$335,974

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS - May 31, 2018 - (unaudited)

Security Description	Principal Amount/ Shares(10)	Value (Note 1)
ASSET BACKED SECURITIES - 0.9%
Diversified Financial Services - 0.9%

American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.29% (1 ML+0.34%) due 12/15/2025	$ 475,000	$475,662
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	475,000	476,457
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	150,000	147,847
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	168,000	168,431
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	518,000	525,612
BX Trust FRS Series 2018-MCSF, Class A 2.50% (1 ML + 0.58%) due 04/15/2035*(1)	900,000	893,259
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	100,000	98,345
CarMax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	500,000	487,728
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	175,000	169,665
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	841,433	835,637
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	142,000	142,004
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.98% due 03/10/2048(1)(3)(4)	3,100,117	132,007
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	100,000	98,549
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	111,998
Ford Credit Auto Owner Trust* Series 2015-2, Class A 2.44% due 01/15/2027	120,000	118,853
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	129,000	126,970
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	243,868
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	195,194
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	75,014
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	833,000	823,995
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,792
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	200,000	198,160

Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*		250,000	246,277
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*		100,000	99,833
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025		270,000	267,046
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024		200,000	196,749

Total Asset Backed Securities
(cost $7,557,981)			7,452,952

U.S. CORPORATE BONDS & NOTES - 36.1%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		174,000	175,937

Aerospace/Defense - 0.0%

General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		398,000	397,861

Aerospace/Defense-Equipment - 0.6%

Harris Corp. Senior Notes 4.40% due 06/15/2028		361,000	365,548
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*		1,343,000	1,371,539
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028		176,000	178,169
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021		2,034,000	1,967,895
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	200,000	235,430
United Technologies Corp. Senior Notes 1.90% due 05/04/2020		260,000	255,360
United Technologies Corp. Senior Notes 2.15% due 05/18/2030	EUR	300,000	356,701

			4,730,642

Agricultural Chemicals - 0.1%

Mosaic Co. Senior Notes 3.25% due 11/15/2022		179,000	174,715
Mosaic Co. Senior Notes 4.05% due 11/15/2027#		244,000	234,396
Mosaic Co. Senior Notes 4.88% due 11/15/2041		111,000	103,201

			512,312

Airlines - 0.3%

Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(5)		47,508	47,679
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023		182,000	180,919
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024		917,767	924,522
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023		937,937	956,696

			2,109,816

Applications Software - 0.0%

Microsoft Corp. Senior Notes 4.10% due 02/06/2037	222,000	233,413

Auto-Cars/Light Trucks - 0.6%

BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	636,000	635,216
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	153,000	147,077
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	357,000	353,076
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,104,000	1,091,482
Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	761,000	761,542
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	786,000	768,135
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	563,000	550,474
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	412,000	399,100
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	444,000	443,539

		5,149,641

Auto-Heavy Duty Trucks - 0.2%

JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,845,000	1,872,675

Auto/Truck Parts & Equipment-Replacement - 0.2%

Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,750,000	1,736,875

Banks-Commercial - 0.6%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	1,089,000	1,112,106
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	262,797
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	438,000	441,350
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	712,000	714,935
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	386,000	374,120
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,198,000	1,582,658
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	619,000	601,500
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	179,000	172,732

		5,262,198

Banks-Super Regional - 0.4%

Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026#	266,000	249,628
Citibank NA Senior Notes 2.13% due 10/20/2020	427,000	417,173

Huntington National Bank Senior Notes 2.38% due 03/10/2020	268,000	264,923
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	963,000	939,019
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	443,000	414,221
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	466,000	460,269
Wells Fargo Bank NA Senior Notes 2.40% due 01/15/2020	287,000	284,800

		3,030,033

Batteries/Battery Systems - 0.2%

EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,768,000	1,748,110

Beverages-Non-alcoholic - 0.0%

Maple Escrow Subsidiary, Inc. Company Guar. Notes 4.60% due 05/25/2028*	263,000	265,108

Brewery - 0.2%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	549,000	543,879
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	192,000	197,777
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	836,000	870,822
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	238,000	238,491

		1,850,969

Broadcast Services/Program - 0.2%

Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	131,000	126,808
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,455,000	1,378,612

		1,505,420

Building & Construction Products-Misc. - 0.2%

Owens Corning Company Guar. Notes 4.30% due 07/15/2047	499,000	423,550
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	151,000	130,479
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,350,000	1,363,500

		1,917,529

Building & Construction-Misc. - 0.3%

Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,306,000	2,259,880

Building Products-Cement - 0.1%

CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*	215,000	208,273
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	111,000	98,611
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	271,000	259,061

		565,945

Building Products-Wood - 0.3%

Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024#*	1,890,000	1,897,087
Masco Corp. Senior Notes 4.45% due 04/01/2025	382,000	386,317
Masco Corp. Senior Notes 4.50% due 05/15/2047	182,000	168,490

		2,451,894

Building-Heavy Construction - 0.2%

Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,900,000	1,913,680

Building-Residential/Commercial - 0.2%

Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	117,000	115,464
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	304,000	273,904
William Lyon Homes, Inc. Senior Notes 6.00% due 09/01/2023*	1,375,000	1,373,281

		1,762,649

Cable/Satellite TV - 1.4%

Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,823,000	2,844,172
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,080,000	1,924,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	980,000	955,500
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	168,000	153,415
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	47,000	45,823
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	96,000	89,540
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	175,000	171,577
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	157,000	167,501
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	212,000	194,269
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,450,000	1,388,375
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	1,340,000	1,414,973

DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		1,375,000	1,375,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026		734,000	633,992

			11,358,137

Cellular Telecom - 1.2%

Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		2,695,000	2,789,325
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		5,277,000	5,538,211
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*		730,000	725,474
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033#		869,000	901,588

			9,954,598

Chemicals-Diversified - 0.0%

Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047		131,000	123,574

Chemicals-Specialty - 0.4%

GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*		1,439,000	1,403,025
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*		1,565,000	1,611,950
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		155,000	205,372

			3,220,347

Circuit Boards - 0.2%

TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*		1,690,000	1,651,975

Coal - 0.3%

SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		2,140,000	2,172,100

Coatings/Paint - 0.0%

RPM International, Inc. Senior Notes 4.25% due 01/15/2048		40,000	36,343

Commercial Services - 0.1%

Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR	600,000	712,514
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		367,000	355,043

			1,067,557

Computer Services - 0.5%

Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		3,079,000	3,086,698
IBM Credit LLC Senior Notes 1.63% due 09/06/2019		447,000	441,429
IBM Credit LLC Senior Notes 2.65% due 02/05/2021		983,000	975,789

			4,503,916

Computers - 0.4%

Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	800,000	946,258

Apple, Inc. Senior Notes 2.85% due 05/06/2021	294,000	294,618
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,355,000	1,429,954
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	734,000	862,634
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	91,000	94,633

		3,628,097

Computers-Integrated Systems - 0.5%

Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	2,100,000	2,047,500
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	2,285,000	2,316,419

		4,363,919

Computers-Memory Devices - 0.0%

Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	258,000	253,808

Consumer Products-Misc. - 0.1%

Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,325,000	1,238,875

Containers-Metal/Glass - 0.3%

Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	854,000	926,590
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,584,000	1,556,280

		2,482,870

Containers-Paper/Plastic - 0.4%

Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	609,000	575,261
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	1,700,000	1,576,750
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,354,000	1,387,850

		3,539,861

Cosmetics & Toiletries - 0.3%

Coty, Inc. Senior Notes 6.50% due 04/15/2026*#	1,425,000	1,373,344
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,178,000	1,104,375

		2,477,719

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	159,000	160,119

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	1,325,000	1,255,835

Distribution/Wholesale - 0.2%

H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	1,675,000	1,654,063

Diversified Banking Institutions - 1.6%

Bank of America Corp. Senior Notes 3.55% due 03/05/2024		273,000	270,747
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049		216,000	199,623
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		1,529,000	1,497,592
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		315,000	367,803
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		374,000	361,897
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		211,000	201,721
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		1,187,000	1,175,925
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		269,000	263,800
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		168,000	192,328
Goldman Sachs Group, Inc. Senior Notes 1.25% due 05/01/2025	EUR	800,000	924,668
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	700,000	860,296
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023		723,000	700,778
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		441,000	407,997
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		456,000	532,198
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		361,000	434,737
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		882,000	867,033
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		705,000	660,217
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	350,000	420,939
Morgan Stanley Senior Notes 2.75% due 05/19/2022		687,000	669,852
Morgan Stanley Senior Notes 3.59% due 07/22/2028		464,000	443,481
Morgan Stanley Senior Notes 3.97% due 07/22/2038		176,000	165,638
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		352,000	356,164
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		1,020,000	1,062,259

			13,037,693

Diversified Manufacturing Operations - 0.1%

Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027		277,000	266,222
General Electric Co. Senior Notes 1.50% due 05/17/2029	EUR	500,000	564,088

			830,310

Electric-Distribution - 0.0%

Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033		163,000	165,265

Electric-Generation - 0.1%

Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		554,000	587,600

Electric-Integrated - 0.6%

Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		437,000	476,786
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		258,000	255,178
Edison International Senior Notes 4.13% due 03/15/2028#		466,000	463,936
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022		345,000	342,098
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027		356,000	349,477
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047		404,000	421,408
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		931,000	1,227,338
Georgia Power Co. Senior Notes 2.00% due 09/08/2020		224,000	219,216
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*		432,000	421,896
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020		269,000	268,794
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065		562,000	570,558

			5,016,685

Electronic Components-Misc. - 0.0%

Jabil, Inc. Senior Notes 3.95% due 01/12/2028		176,000	167,876

Electronic Components-Semiconductors - 0.1%

Intel Corp. Senior Notes 2.45% due 07/29/2020		535,000	532,315
Texas Instruments, Inc. Senior Notes 4.15% due 05/15/2048		313,000	326,935

			859,250

Electronic Parts Distribution - 0.2%

Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024		1,365,000	1,345,875

Energy-Alternate Sources - 0.2%

Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*		1,941,000	1,965,262

Enterprise Software/Service - 0.4%

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	2,335,000	2,445,772
Oracle Corp. Senior Notes 2.95% due 11/15/2024	519,000	504,217
Oracle Corp. Senior Notes 3.80% due 11/15/2037	224,000	218,984
Oracle Corp. Senior Notes 3.85% due 07/15/2036	459,000	452,370
Oracle Corp. Senior Notes 3.90% due 05/15/2035	84,000	83,413

		3,704,756

Finance-Auto Loans - 0.3%

Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	1,650,000	1,691,250
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023#	1,174,000	1,218,025

		2,909,275

Finance-Consumer Loans - 0.7%

Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,950,000	2,037,750
SLM Corp. Senior Notes 5.63% due 08/01/2033	2,214,000	1,892,970
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,650,000	1,641,750
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	468,000	467,860

		6,040,330

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,730,000	1,762,438
American Express Co. Senior Notes 2.50% due 08/01/2022	647,000	622,156

		2,384,594

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	211,000	190,709
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	3,007
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)(6)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)(6)	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,730,000	1,665,125
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	224,000	221,671

		2,080,537

Finance-Mortgage Loan/Banker - 0.2%

Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,775,000	1,731,868

Finance-Other Services - 0.3%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	457,000	449,636
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	248,000	238,770
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	168,000	163,100
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	1,270,000	1,295,400

		2,146,906

Food-Meat Products - 0.2%

JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	472,000	438,960
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	908,000	869,410
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	140,000	133,954

		1,442,324

Food-Misc./Diversified - 0.0%

Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	349,000	362,373

Food-Retail - 0.3%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	2,724,000	2,397,665
Kroger Co. Senior Notes 4.65% due 01/15/2048#	357,000	337,616

		2,735,281

Funeral Services & Related Items - 0.2%

Carriage Services, Inc. Senior Notes 6.63% due 06/01/2026*	1,460,000	1,472,775

Gambling (Non-Hotel) - 0.0%

Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)(6)	272,905	4,421

Gas-Distribution - 0.0%

NiSource, Inc. Senior Notes 4.38% due 05/15/2047	122,000	120,269

Hotels/Motels - 0.4%

Wyndham Worldwide Corp. Senior Notes 4.15% due 04/01/2024	1,460,000	1,443,732
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027#	1,540,000	1,520,413

		2,964,145

Independent Power Producers - 0.3%

Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	864,000	816,480
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	1,695,000	1,686,525

		2,503,005

Insurance-Life/Health - 0.0%

AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*		122,000	116,791
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		103,000	89,955

			206,746

Insurance-Multi-line - 0.2%

Assurant, Inc. Senior Notes 4.90% due 03/27/2028#		423,000	427,395
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		231,000	273,356

Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*		700,000	698,167

			1,398,918

Insurance-Mutual - 0.1%

Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		118,000	114,465
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	275,584
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		628,000	614,355

			1,004,404

Insurance-Property/Casualty - 0.2%

Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	950,000	1,118,892
Markel Corp. Senior Notes 4.30% due 11/01/2047		211,000	195,552

			1,314,444

Internet Connectivity Services - 0.3%

Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,519,000	1,541,785
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025#		592,000	600,140

			2,141,925

Internet Content-Entertainment - 0.2%

Netflix, Inc. Senior Notes 5.88% due 02/15/2025		1,375,000	1,414,669

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		241,000	233,980
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#		366,000	367,527
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		1,049,000	1,041,132

			1,642,639

Machinery-Electrical - 0.1%

ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		444,000	444,860

Machinery-Farming - 0.1%

CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022		180,000	182,871
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021		289,000	284,989

			467,860

Machinery-Pumps - 0.1%

Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	691,000	703,093

Machinery-Thermal Process - 0.2%

Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	1,761,000	1,816,031

Marine Services - 0.2%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	1,990,000	2,024,825

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	418,000	405,676
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	226,000	215,952

		621,628

Medical-Biomedical/Gene - 0.1%

Celgene Corp. Senior Notes 3.63% due 05/15/2024	269,000	263,911
Celgene Corp. Senior Notes 4.55% due 02/20/2048	328,000	305,531

		569,442

Medical-Drugs - 0.1%

Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	1,090,000	808,998
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	274,000	274,812

		1,083,810

Medical-Generic Drugs - 0.1%

Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	200,000	195,004
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	245,000	237,226

		432,230

Medical-HMO - 0.2%

Centene Escrow I Corp. Senior Notes 5.38% due 06/01/2026*	248,000	250,654
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	1,242,000	1,198,794
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	224,000	225,245

		1,674,693

Medical-Hospitals - 0.5%

CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021#	1,525,000	1,433,027
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,639,000	1,632,854
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,350,000	1,410,750

		4,476,631

Medical-Wholesale Drug Distribution - 0.0%

Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	159,000	163,765

Metal Processors & Fabrication - 0.4%

Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	1,799,000	1,898,808
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,358,000	1,375,111

		3,273,919

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023#	1,658,000	1,593,769

Metal-Diversified - 0.0%

Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*#	154,000	144,858

Metal-Iron - 0.2%

Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	1,450,000	1,387,940

Multimedia - 0.0%

Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	66,000	63,877

Networking Products - 0.1%

Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	596,000	585,372

Oil Companies-Exploration & Production - 1.7%

Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	279,000	329,862
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026*	1,460,000	1,461,737
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	1,400,000	1,368,972
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	314,000	313,506
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	28,000	31,435
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	1,725,000	1,690,500
Hess Corp. Senior Notes 5.60% due 02/15/2041	344,000	350,868
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,384,000	2,324,400
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,323,000	1,369,305
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	256,000	259,686
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	349,000	425,330

Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,363,000	1,402,186
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	915,000	873,825
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	782,000	514,165
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026#	1,250,000	1,293,775

		14,009,552

Oil Companies-Integrated - 0.1%

Chevron Corp. Senior Notes 3.19% due 06/24/2023	576,000	576,138

Oil Field Machinery & Equipment - 0.2%

Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,409,000	1,414,284

Oil Refining & Marketing - 0.3%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	2,014,000	2,088,921

Oil-Field Services - 0.6%

Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	1,455,000	1,445,470
Halliburton Co. Senior Notes 4.85% due 11/15/2035	95,000	100,133
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,950,000	1,852,500
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	1,230,000	1,266,900

		4,665,003

Paper & Related Products - 0.2%

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	500,000	531,925
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	180,000	180,286
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	761,000	768,462
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	217,000	228,521
International Paper Co. Senior Notes 5.00% due 09/15/2035	136,000	141,269

		1,850,463

Petrochemicals - 0.0%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	252,000	252,064

Pharmacy Services - 0.1%

CVS Health Corp. Senior Notes 4.78% due 03/25/2038	354,000	353,145
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	224,000	229,731
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	164,554	162,201
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	103,844	110,753

CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	223,228	242,859

		1,098,689

Physicians Practice Management - 0.3%

MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	2,144,000	2,111,840

Pipelines - 2.4%

Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047#	470,000	469,235
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,329,000	1,302,420
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,655,000	2,907,252
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	1,425,000	1,385,812
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023#	1,320,000	1,278,750
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	113,000	105,000
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	28,000	28,335
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	508,000	557,041
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026#	232,000	232,569
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	281,000	253,003
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	309,000	292,506
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,403,000	1,315,313
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	678,000	661,050
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,794,000	1,789,515
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	244,000	252,702
MPLX LP Senior Notes 4.13% due 03/01/2027	115,000	112,353
MPLX LP Senior Notes 4.70% due 04/15/2048	232,000	222,078
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	288,000	287,640
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027#	294,000	287,536

Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046		115,000	113,819
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		2,179,000	2,113,630
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023		498,000	464,385
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		1,743,000	1,699,425
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*		848,000	852,240
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026		248,000	250,145
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023		527,000	512,576
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		265,000	277,588

			20,023,918

Platinum - 0.2%

Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*#		1,125,000	1,079,847
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		890,000	854,279

			1,934,126

Poultry - 0.1%

Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*		1,290,000	1,212,600

Publishing-Books - 0.2%

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#		2,190,000	2,047,650

Racetracks - 0.2%

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		1,610,000	1,597,498

Radio - 0.2%

Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		1,760,000	1,705,000

Real Estate Investment Trusts - 1.7%

American Tower Corp. Senior Notes 1.95% due 05/22/2026	EUR	635,000	749,474
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		1,763,000	1,718,925
EPR Properties Company Guar. Notes 4.95% due 04/15/2028		116,000	112,932
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		2,395,000	2,300,637
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023		1,300,000	1,278,485
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*		1,290,000	1,199,700
iStar, Inc. Senior Notes 5.25% due 09/15/2022#		1,385,000	1,345,181

iStar, Inc. Senior Notes 6.00% due 04/01/2022		616,000	616,000
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		1,814,000	1,705,269
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026		700,000	673,137
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*		2,250,000	2,164,950
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024#		172,000	166,749

			14,031,439

Real Estate Management/Services - 0.4%

Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024		2,006,000	1,970,895
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*		1,595,000	1,499,300

			3,470,195

Real Estate Operations & Development - 0.2%

Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*		1,310,000	1,277,250

Rental Auto/Equipment - 0.4%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*#		2,144,000	2,090,400
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*#		1,434,000	1,380,225

			3,470,625

Retail-Appliances - 0.2%

Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		1,492,000	1,465,890

Retail-Auto Parts - 0.0%

O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027		221,000	211,104

Retail-Automobile - 0.2%

Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024		965,000	955,350
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027		336,000	316,715

			1,272,065

Retail-Discount - 0.2%

Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023		265,000	263,768
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020		629,000	618,163
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/08/2026	EUR	475,000	623,478

			1,505,409

Retail-Office Supplies - 0.3%

Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*#		2,605,000	2,416,137

Retail-Pawn Shops - 0.1%

FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*		988,000	990,470

Retail-Restaurants - 0.5%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		1,092,000	1,075,620
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048		60,000	55,538
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*		1,450,000	1,511,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*		1,420,000	1,402,250

			4,045,033

Rubber/Plastic Products - 0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(7)(8)		25,000	0

Satellite Telecom - 0.2%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		2,125,000	2,061,250

Savings & Loans/Thrifts - 0.2%

Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020		500,000	499,540
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020		447,000	473,442
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		824,000	921,746

			1,894,728

Schools - 0.2%

Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*		1,900,000	1,909,500

Security Services - 0.2%

ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021		1,400,000	1,442,000

Semiconductor Components-Integrated Circuits - 0.0%

QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020		279,000	278,332

Steel-Producers - 0.5%

AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025#		1,325,000	1,235,563
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*		1,169,000	1,160,233
United States Steel Corp. Senior Notes 6.25% due 03/15/2026		695,000	688,710
United States Steel Corp. Senior Notes 6.88% due 08/15/2025#		1,235,000	1,263,034

			4,347,540

Telecom Services - 0.1%

Embarq Corp. Senior Notes 8.00% due 06/01/2036		716,000	680,200

Telephone-Integrated - 1.1%

AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	500,000	589,821
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		235,000	205,119
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		1,041,000	987,058

AT&T, Inc. Senior Notes 4.75% due 05/15/2046		100,000	92,496
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*		1,155,000	1,131,024
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		1,285,000	1,269,259
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023#		1,540,000	1,536,150
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#		2,310,000	1,518,825
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	230,000	267,109
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		152,000	146,620
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		996,000	1,039,800

			8,783,281

Television - 0.3%

Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,320,000	1,432,200
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		1,065,000	1,003,762

			2,435,962

Theaters - 0.1%

Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*		823,000	820,943

Transport-Equipment & Leasing - 0.0%

GATX Corp. Senior Notes 3.25% due 09/15/2026		228,000	211,916
GATX Corp. Senior Notes 3.85% due 03/30/2027		78,000	75,092

			287,008

Transport-Marine - 0.0%

Kirby Corp. Senior Notes 4.20% due 03/01/2028		261,000	258,244

Transport-Services - 0.0%

CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028		278,000	275,810

Travel Services - 0.1%

Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*#		1,013,000	1,023,333

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		422,000	420,380

Total U.S. Corporate Bonds & Notes (cost $306,772,790)			301,489,197

FOREIGN CORPORATE BONDS & NOTES - 20.9%
Aerospace/Defense - 0.2%

Bombardier, Inc. Senior Notes 5.75% due 03/15/2022*#		1,580,000	1,581,975

Agricultural Chemicals - 0.6%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,540,000	1,570,800

Nufarm Australia, Ltd./Nufarm Americas, Inc. Company Guar. Notes 5.75% due 04/30/2026*		1,450,000	1,405,630
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*#		1,467,000	1,508,076
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		309,000	308,672
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		211,000	206,916

			5,000,094

Airlines - 0.1%

Gol Finance, Inc. Company Guar. Notes 7.00% due 01/31/2025*		950,000	812,250

Auto-Cars/Light Trucks - 0.2%

Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*		386,000	373,058
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	1,100,000	1,298,743

			1,671,801

Auto/Truck Parts & Equipment-Original - 0.3%

Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		1,635,000	1,561,425
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*		924,000	918,836

			2,480,261

Banks-Commercial - 1.8%

ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	900,000	1,299,822
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		890,000	912,173
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021		361,000	355,739
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	1,100,000	1,521,774
BPCE SA Sub. Notes 4.50% due 03/15/2025*		540,000	531,468
CaixaBank SA Senior Notes 0.75% due 04/18/2023	EUR	1,300,000	1,483,367
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		613,000	599,641
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		425,000	421,156
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,515,000	1,947,238
Fidelity Bank PLC Senior Notes 10.50% due 10/16/2022		900,000	922,140
Intesa Sanpaolo SpA Senior Notes 1.38% due 01/18/2024	EUR	440,000	497,077

Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*		206,000	179,817
Intesa Sanpaolo SpA Senior Notes 4.00% due 10/30/2023	EUR	500,000	650,598
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		507,000	465,388
Standard Chartered PLC Senior Notes 1.63% due 10/03/2027	EUR	650,000	746,407
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020		402,000	392,561
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*		215,000	214,948
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020#		260,000	260,720
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		950,000	894,161
Zenith Bank PLC Senior Notes 7.38% due 05/30/2022		890,000	903,519

			15,199,714

Banks-Money Center - 0.1%

Bank of Scotland PLC Sub. Notes 9.38% due 05/15/2021	GBP	400,000	638,941

Brewery - 0.1%

Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	610,000	754,904

Building Products-Cement - 0.1%

CIMPOR Financial Operations BV Company Guar. Notes 5.75% due 07/17/2024		960,000	864,010

Building Societies - 0.0%

Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	257,471

Building-Residential/Commercial - 0.2%

Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		1,431,000	1,414,501

Cable/Satellite TV - 1.1%

Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,170,000	2,075,063
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#		2,175,000	1,924,897
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*		2,915,000	2,834,837
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		2,200,000	2,112,000

			8,946,797

Cellular Telecom - 0.5%

C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,354,000	1,316,765
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	234,466
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023		325,000	338,673

Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025#		880,000	887,040
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	199,572
VEON Holdings BV Senior Notes 4.95% due 06/16/2024		1,210,000	1,142,240
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024		130,000	129,317

			4,248,073

Chemicals-Diversified - 0.6%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	271,483
Cydsa SAB de CV Company Guar. Notes 6.25% due 10/04/2027		1,210,000	1,131,350
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,555,000	1,485,025
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	866,760
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		1,265,000	1,246,025

			5,000,643

Computers-Memory Devices - 0.2%

Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#		2,050,000	1,970,196

Cruise Lines - 0.2%

Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		1,715,000	1,787,888

Diamonds/Precious Stones - 0.1%

Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		920,000	912,640

Diversified Banking Institutions - 1.8%

Banco Santander SA Senior Notes 1.13% due 01/17/2025	EUR	600,000	676,354
Banco Santander SA Senior Notes 3.85% due 04/12/2023		200,000	197,943
Barclays PLC Sub. Notes 4.84% due 05/09/2028		292,000	276,723
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		471,000	463,879
Credit Agricole SA Senior Notes 1.88% due 12/20/2026	EUR	700,000	826,075
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*#		485,000	474,468
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028		201,000	197,194
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028#		335,000	331,003
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025		652,000	642,156
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		121,000	112,047

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022		300,000	290,496
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		222,000	220,235
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025		88,000	88,117
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		329,000	317,102
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023		1,103,000	1,098,027
Natwest Markets PLC Senior Notes 0.63% due 03/02/2022	EUR	350,000	408,464
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	675,000	776,719
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	425,000	523,390
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		200,000	195,121
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	196,658
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029		240,000	239,969
Santander Issuances SAU Sub. Notes 3.25% due 04/04/2026	EUR	800,000	975,129
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	1,200,000	1,525,723
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		828,000	815,978
UniCredit SpA Senior Notes 1.00% due 01/18/2023	EUR	825,000	910,474
UniCredit SpA Sub. Notes 4.38% due 01/03/2027	EUR	975,000	1,173,549
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		931,000	848,190

			14,801,183

Diversified Financial Services - 0.1%

GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020		608,000	595,415
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		515,000	496,261

			1,091,676

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*#		783,000	774,211

Diversified Minerals - 0.1%

Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	825,000	1,059,241

Diversified Operations - 0.2%

Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		735,000	687,225
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		920,000	860,200

			1,547,425

Electric-Distribution - 0.4%

State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		3,000,000	2,933,746
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*		300,000	306,159

			3,239,905

Electric-Generation - 0.2%

Electricite de France SA Senior Notes 1.00% due 10/13/2026	EUR	500,000	569,187
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		336,000	329,863
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		33,000	34,260
Genneia SA Senior Notes 8.75% due 01/20/2022		860,000	868,445

			1,801,755

Electric-Integrated - 0.5%

Capex SA Senior Notes 6.88% due 05/15/2024		900,000	848,961
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	620,000	743,438
EDP Finance BV Senior Notes 3.63% due 07/15/2024*		407,000	396,848
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*		604,000	542,531
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		625,000	572,522
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	600,000	705,415
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	300,000	348,185

			4,157,900

Finance-Commercial - 0.1%

Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		910,000	891,800

Finance-Consumer Loans - 0.2%

goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		1,325,000	1,411,125

Finance-Other Services - 0.1%

Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*		1,049,000	1,054,245

Food-Misc./Diversified - 0.1%

Yasar Holding AS Company Guar. Notes 8.88% due 05/06/2020		440,000	398,003

Gambling (Non-Hotel) - 0.2%

International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		1,225,000	1,254,859

Gas-Distribution - 0.1%

China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022		980,000	1,000,605

Gold Mining - 0.0%

Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023		123,000	121,701
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*		200,000	183,500

			305,201

Insurance-Life/Health - 0.1%

Athene Holding, Ltd. Senior Bonds 4.13% due 01/12/2028		808,000	763,028

Insurance-Multi-line - 0.0%

XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		231,000	244,577

Insurance-Property/Casualty - 0.1%

Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		133,000	133,155
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	400,000	523,996

			657,151

Internet Application Software - 0.1%

Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*		1,250,000	1,198,597

Machinery-Farming - 0.0%

CNH Industrial NV Senior Notes 3.85% due 11/15/2027		305,000	290,654

Machinery-Pumps - 0.0%

Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*		165,000	162,573

Medical-Drugs - 0.6%

Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		575,000	408,250
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		244,000	230,438
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		3,380,000	3,194,100
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		1,234,000	1,292,615

			5,125,403

Metal-Copper - 0.4%

First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		725,000	688,750
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*#		750,000	712,500
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		814,000	816,035
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*		1,200,000	1,239,000

			3,456,285

Metal-Diversified - 0.3%

Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	300,000	443,241
Glencore Finance Europe, Ltd. Company Guar. Notes 1.75% due 03/17/2025	EUR	1,000,000	1,176,205
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		930,000	864,374

			2,483,820

Oil & Gas Drilling - 0.6%

Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#		939,000	880,313
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*		1,007,000	1,025,881
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*†(7)(9)		1,153,000	455,435
Shelf Drilling Holdings, Ltd. Senior Notes 8.25% due 02/15/2025*		1,400,000	1,428,000
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		1,650,000	1,571,625

			5,361,254

Oil Companies-Exploration & Production - 0.8%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		312,000	396,029
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024		910,000	881,863
Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		950,000	893,079
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		2,060,000	1,859,150
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,064,000	1,066,330
Nostrum Oil & Gas Finance BV Company Guar. Notes 7.00% due 02/16/2025*		1,240,000	1,161,260

			6,257,711

Oil Companies-Integrated - 3.1%

BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	1,100,000	1,458,666
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		413,000	413,296
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#		350,000	337,030
Cenovus Energy, Inc. Senior Bonds 5.40% due 06/15/2047		231,000	230,804
Pertamina Persero PT Senior Notes 4.30% due 05/20/2023		4,550,000	4,535,536
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	614,567
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		940,000	870,440

Petroleos del Peru SA Senior Notes 5.63% due 06/19/2047		1,950,000	1,901,250
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		1,000,000	1,005,000
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		3,000,000	2,906,700
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		4,882,000	4,613,002
Petronas Capital, Ltd. Company Guar. Notes 7.88% due 05/22/2022		5,000,000	5,777,975
YPF SA Senior Notes 6.95% due 07/21/2027		900,000	833,625

			25,497,891

Oil-Field Services - 0.2%

KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		1,793,000	1,841,232

Paper & Related Products - 0.3%

Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		535,000	533,662
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		868,000	859,320
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.50% due 01/17/2027		1,100,000	1,105,610

			2,498,592

Printing-Commercial - 0.3%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		2,050,000	2,160,188

Real Estate Operations & Development - 0.1%

Future Land Development Holdings, Ltd. Senior Sec. Notes 5.00% due 02/16/2020		940,000	919,474

Retail-Major Department Stores - 0.1%

El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026		1,300,000	1,183,000

Satellite Telecom - 0.6%

Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*#		2,400,000	2,309,280
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		1,880,000	1,643,825
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023#		1,605,000	1,227,825

			5,180,930

Semiconductor Equipment - 0.1%

Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*		929,000	929,000

Special Purpose Entity - 0.0%

Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(5)(6)(7)(8)		560,000	0

Telephone-Integrated - 0.5%

Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		1,253,000	1,387,697
Telefonica Emisiones SAU Company Guar. Notes 1.46% due 04/13/2026	EUR	600,000	693,782

Telefonica Emisiones SAU Company Guar. Notes 2.93% due 10/17/2029	EUR	500,000	629,735
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		562,000	539,014
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		457,000	459,216

			3,709,444

Transport-Marine - 0.9%

PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	461,344
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025		3,300,000	3,205,125
SCF Capital Designated Activity Co. Company Guar. Notes 5.38% due 06/16/2023		3,730,000	3,668,828

			7,335,297

Transport-Rail - 1.0%

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		172,000	212,443
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		6,800,000	7,334,997
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022		700,000	673,259

			8,220,699

Transport-Services - 0.1%

Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		870,000	900,015

Total Foreign Corporate Bonds & Notes
(cost $181,216,955)			174,708,108

FOREIGN GOVERNMENT OBLIGATIONS - 15.7%
Banks-Export/Import - 0.7%

Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*		2,300,000	2,100,217
Export-Import Bank of India Senior Notes 4.00% due 01/14/2023		3,500,000	3,476,337

			5,576,554

Banks-Special Purpose - 0.1%

Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		900,000	947,916

Central Bank - 0.4%

Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		3,800,000	3,479,280

Sovereign - 14.5%

Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	507,162
Dominican Republic Senior Bonds 6.85% due 01/27/2045		2,800,000	2,785,328
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		400,000	424,244
Dominican Republic Senior Bonds 7.45% due 04/30/2044		3,500,000	3,738,175
Dominican Republic Senior Bonds 8.63% due 04/20/2027		600,000	687,000

Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	1,700,000	1,377,000
Government of Egypt Senior Notes 7.50% due 01/31/2027	2,700,000	2,818,233
Government of Egypt Senior Notes 8.50% due 01/31/2047	250,000	265,010
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	2,150,000	1,985,714
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*	900,000	855,000
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027	900,000	855,000
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	2,300,000	2,340,250
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	169,000	162,663
Republic of Argentina Senior Notes 5.25% due 12/31/2038	4,600,000	2,785,346
Republic of Argentina Senior Notes 5.88% due 01/11/2028	725,000	632,562
Republic of Argentina Senior Bonds 6.88% due 01/11/2048	1,200,000	984,000
Republic of Argentina Senior Notes 7.63% due 04/22/2046	1,050,000	926,625
Republic of Argentina Senior Notes 8.28% due 12/31/2033	2,663,872	2,667,895
Republic of Belarus Senior Notes 6.20% due 02/28/2030	2,700,000	2,626,560
Republic of Chile Senior Notes 3.24% due 02/06/2028	332,000	318,056
Republic of Colombia Senior Notes 4.38% due 07/12/2021	500,000	508,250
Republic of Colombia Senior Bonds 7.38% due 09/18/2037	5,800,000	7,192,000
Republic of Colombia Senior Notes 8.13% due 05/21/2024	900,000	1,084,500
Republic of Croatia Senior Notes 6.38% due 03/24/2021	3,650,000	3,863,598
Republic of Ecuador Senior Notes 7.88% due 01/23/2028*	2,600,000	2,288,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027	2,700,000	2,653,290
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*	1,700,000	1,668,890
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,500,000	1,445,595

Republic of Honduras Senior Notes 6.25% due 01/19/2027		3,200,000	3,213,632
Republic of Hungary Senior Notes 5.38% due 02/21/2023		1,200,000	1,274,400
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		1,900,000	2,034,558
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		1,500,000	1,487,731
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024		600,000	646,742
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	660,000	812,325
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		3,300,000	3,039,300
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,300,000	1,197,300
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		1,540,000	1,529,220
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		800,000	881,000
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,275,000	1,362,325
Republic of Namibia Senior Notes 5.25% due 10/29/2025		1,200,000	1,139,122
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		2,050,000	2,052,952
Republic of Nigeria Senior Notes 7.63% due 11/28/2047		2,800,000	2,756,130
Republic of Panama Senior Notes 3.75% due 03/16/2025		500,000	493,750
Republic of Panama Senior Notes 4.50% due 04/16/2050		215,000	208,012
Republic of Paraguay Senior Bonds 4.70% due 03/27/2027#		3,500,000	3,430,000
Republic of Poland Senior Notes 5.13% due 04/21/2021		1,800,000	1,887,426
Republic of Senegal Bonds 6.25% due 05/23/2033		2,200,000	2,034,366
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		1,490,000	1,341,715
Republic of South Africa Senior Notes 4.67% due 01/17/2024		850,000	844,662
Republic of South Africa Senior Notes 5.65% due 09/27/2047		1,500,000	1,430,250
Republic of South Africa Senior Notes 6.25% due 03/08/2041		2,000,000	2,065,960
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023*		2,900,000	2,854,531

Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		550,000	546,743
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		2,800,000	2,783,418
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		700,000	701,030
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		450,000	450,662
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		2,750,000	2,792,949
Republic of Turkey Senior Notes 5.75% due 05/11/2047		950,000	788,215
Republic of Turkey Senior Notes 6.13% due 10/24/2028		3,640,000	3,454,025
Republic of Turkey Senior Notes 6.63% due 02/17/2045		3,350,000	3,065,250
Republic of Turkey Senior Notes 8.00% due 02/14/2034		900,000	964,125
Republic of Zambia Senior Notes 8.50% due 04/14/2024		2,650,000	2,470,462
Russian Federation Senior Notes 4.38% due 03/21/2029*		2,200,000	2,128,500
Russian Federation Senior Notes 4.75% due 05/27/2026		4,200,000	4,230,240
Russian Federation Senior Notes 5.25% due 06/23/2047		2,000,000	1,898,736
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	1,000,000	1,368,838
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	200,000	367,561
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,000,000	1,880,566
United Mexican States Senior Notes 4.35% due 01/15/2047		321,000	280,233

			120,634,908

Total Foreign Government Obligations
(cost $137,926,624)			130,638,658

U.S. GOVERNMENT AGENCIES - 8.5%
Federal Home Loan Mtg. Corp. - 2.0%

2.50% due 01/01/2028		218,820	214,767
2.50% due 04/01/2028		480,547	471,649
2.50% due 03/01/2031		303,234	295,572
2.50% due 10/01/2032		447,654	436,288
3.00% due 10/01/2032		1,068,570	1,063,610
3.00% due 04/01/2043		486,157	475,643
3.50% due 03/01/2042		307,278	309,027
3.50% due 04/01/2042		571,038	574,288

3.50% due 08/01/2042	522,318	525,287
3.50% due 09/01/2043	51,556	51,850
3.50% due 07/01/2045	5,355,023	5,365,595
3.50% due 11/01/2047	4,304,627	4,297,747
4.00% due 01/01/2046	352,077	362,187
4.00% due 01/01/2047	84,306	86,836
4.50% due 02/01/2020	3,003	3,025
4.50% due 08/01/2020	1,967	1,981
4.50% due 03/01/2023	18,437	18,572
5.00% due 05/01/2034	64,107	68,910
5.00% due 11/01/2043	52,094	55,796
5.50% due 06/01/2022	17,731	18,312
5.50% due 07/01/2035	18,696	20,341
6.00% due 03/01/2040	51,787	57,522
6.50% due 02/01/2036	9,787	11,015
Federal Home Loan Mtg. Corp. FRS 3.11% (6 ML+1.49%) due 02/01/2037	23,684	24,432
3.93% (12 ML+1.89%) due 11/01/2037	168,537	177,396
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	516,661	509,914
Series 3820, Class DA 4.00% due 11/15/2035(2)	1,562,602	1,580,468
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.88% (6.80%-1 ML) due 09/15/2039(2)(4)(11)	177,436	18,059

		17,096,089

Federal National Mtg. Assoc. - 6.4%

2.50% due 12/01/2026	743,057	730,770
3.00% due 10/01/2027	255,002	255,347
3.00% due 12/01/2027	239,379	239,631
3.00% due 10/01/2030	380,868	380,446
3.00% due 10/01/2032	1,852,376	1,845,180
3.00% due 12/01/2042	160,779	157,571
3.00% due 01/01/2047	4,824,985	4,690,310
3.00% due 02/01/2048	4,448,051	4,322,962
3.50% due 09/01/2026	211,998	215,118
3.50% due 08/01/2027	50,610	51,348
3.50% due 10/01/2028	228,102	231,623
3.50% due 03/01/2033	1,999,880	2,029,973
3.50% due 08/01/2042	261,635	259,118
3.50% due 10/01/2045	518,463	518,940
3.50% due 11/01/2045	442,312	442,649
3.50% due 07/01/2046	5,591,641	5,596,324
3.50% due 01/01/2047	893,281	893,827
4.00% due 11/01/2025	114,256	117,762
4.00% due 12/01/2040	37,571	38,692

4.00% due 01/01/2043	2,184,114	2,250,096
4.00% due 10/01/2043	573,246	589,718
4.00% due 10/01/2044	283,739	290,712
4.00% due 02/01/2045	3,292,232	3,390,455
4.00% due 06/01/2046	711,710	728,009
4.00% due 01/01/2047	27,399	28,033
4.00% due 05/01/2047	680,629	696,575
4.00% due 07/01/2047	3,598,974	3,683,480
4.00% due 08/01/2047	1,904,233	1,949,241
4.50% due 06/01/2019	3,046	3,069
4.50% due 03/01/2042	269,830	284,154
4.50% due 08/01/2045	4,386,257	4,647,332
4.50% due 11/01/2047	2,781,754	2,911,275
5.00% due 01/01/2023	34,963	36,128
5.00% due 04/01/2023	28,523	29,747
5.00% due 03/01/2037	7,167	7,603
5.00% due 05/01/2040	206,776	221,979
5.00% due 06/01/2040	66,523	71,399
5.00% due 07/01/2040	22,469	24,122
5.00% due 02/01/2045	607,002	652,849
5.50% due 08/01/2037	252,535	274,030
5.50% due 06/01/2038	31,896	34,616
6.00% due 02/01/2032	3,221	3,545
6.00% due 10/01/2034	125	137
6.00% due 09/01/2038	62,860	69,757
6.00% due 11/01/2038	17,881	19,810
6.00% due 06/01/2040	15,231	16,878
6.50% due 11/01/2037	42,237	46,986
Federal National Mtg. Assoc. FRS 3.41% (6 ML+1.54%) due 09/01/2035	133,599	138,367
3.43% (12 ML+1.57%) due 05/01/2037	32,953	34,419
3.44% (1 Yr USTYCR+2.19%) due 10/01/2035	152,974	161,608
3.57% (12 ML+1.82%) due 10/01/2040	36,594	38,480
3.58% (12 ML+1.83%) due 10/01/2040	87,222	91,707
3.58% (12 ML+1.77%) due 05/01/2040	160,982	168,759
3.58% (1 Yr USTYCR+2.26%) due 11/01/2036	69,061	72,961
3.70% (12 ML+1.66%) due 07/01/2039	120,453	126,277
3.79% (12 ML+1.91%) due 08/01/2035	98,084	103,745

Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	2,223,105	2,199,249
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	1,247,084	1,203,464
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	2,978,021	2,893,122

		53,211,484

Government National Mtg. Assoc. - 0.1%

3.00% due 03/20/2046	429,530	422,966
3.50% due 03/20/2047	483,843	487,129

		910,095

Total U.S. Government Agencies
(cost $73,017,593)		71,217,668

U.S. GOVERNMENT TREASURIES - 5.7%
United States Treasury Bonds - 0.2%

2.75% due 11/15/2047#	1,193,000	1,137,684

United States Treasury Notes - 5.5%

1.00% due 06/30/2019	32,500,000	32,058,203
1.38% due 08/31/2020	1,282,000	1,251,653
2.25% due 02/29/2020	620,000	618,571
2.25% due 11/15/2027	10,000,000	9,515,625
2.38% due 04/30/2020	1,000,000	999,336
2.63% due 02/28/2023	1,000,000	998,750
2.75% due 02/15/2028	580,000	575,899

		46,018,037

Total U.S. Government Treasuries
(cost $47,309,125)		47,155,721

LOANS(12)(13(14) - 5.4%
Advertising Services - 0.1%

Advantage Sales & Marketing, Inc. FRS 1st Lien 5.23% (1 ML + 3.25%) due 07/23/2021	842,817	801,940

Aerospace/Defense-Equipment - 0.1%

Wesco Aircraft Hardware Corp. FRS BTL 4.80% (1 ML + 2.50%) due 02/28/2021	845,000	842,184

Broadcast Services/Program - 0.1%

Univision Communications, Inc. FRS BTL 4.73% (1 ML + 2.75%) due 03/15/2024	845,000	814,016

Building & Construction Products-Misc. - 0.1%

Forterra Finance LLC FRS BTL 4.98% (1 ML + 3.00%) due 10/25/2023	912,684	853,930

Building & Construction-Misc. - 0.1%

ATS Consolidated, Inc. FRS BTL-B 5.66% (1 ML + 3.75%) due 02/28/2025	845,000	851,338

Building Products-Air & Heating - 0.1%

Thermasys Corp. FRS BTL 6.34% (2 ML + 4.00%) due 05/03/2019	839,007	813,830

Thermasys Corp. FRS BTL 7.75% (2 ML + 3.00%) due 05/03/2019	5,993	5,820

		819,650

Building Products-Doors & Windows - 0.1%

CHI Doors Holding Corp. BTL coupon TBD due 07/29/2022	845,000	846,849

Cable/Satellite TV - 0.2%

CSC Holdings LLC FRS BTL-B 4.42% (1 ML + 2.50%) due 01/25/2026	845,000	844,155
Ziggo Secured Finance BTL-E coupon TBD due 04/15/2025	845,000	840,071

		1,684,226

Chemicals-Specialty - 0.1%

LTI Holdings, Inc. FRS 1st Lien 5.48% (1 ML + 3.50%) due 05/16/2024	845,000	845,000

Circuit Boards - 0.1%

LUX Finco FRS BTL 5.46% (1 ML + 3.50%) due 10/14/2022	842,844	842,844

Commercial Services-Finance - 0.1%

MoneyGram International, Inc. FRS BTL-B 5.55% (1 ML + 3.25%) due 03/27/2020	842,732	826,580

Computer Data Security - 0.1%

McAfee LLC FRS BTL 6.47% (1 ML + 4.50%) due 09/30/2024	842,882	849,731

Computer Services - 0.1%

Alion Science & Tech Corp. FRS BTL 6.48% (1 ML + 4.50%) due 08/19/2021	845,000	850,634

Computer Software - 0.1%

Rackspace Hosting, Inc. FRS BTL-B 5.03% (1 ML + 3.00%) due 11/03/2023	2,123	2,110

Rackspace Hosting, Inc. FRS BTL-B 5.36% (2 ML + 3.00%) due 11/03/2023	840,754	835,499

		837,609

Dialysis Centers - 0.1%

U.S. Renal Care, Inc. FRS BTL 6.55% (1 ML + 4.25%) due 12/31/2022	842,844	837,577

Distribution/Wholesale - 0.1%

Univar USA, Inc. FRS BTL-B3 4.48% (1 ML + 2.50%) due 07/01/2024	772,368	775,989

E-Commerce/Services - 0.2%

RentPath LLC FRS 2nd Lien 10.99% (1 ML+9.00%) due 12/17/2022	2,178,597	1,851,807

Electronic Components-Misc. - 0.1%

AI Ladder Luxembourg Subco SARL BTL coupon TBD due 05/01/2025	464,322	463,161

Enterprise Software/Service - 0.1%

Focus Financial Partners LLC FRS BTL 5.23% (1 ML + 3.25%) due 08/05/2022	842,882	847,974

Finance-Consumer Loans - 0.0%

Stiphout Finance LLC 1st Lien coupon TBD due 10/26/2022	157,502	157,379

Finance-Investment Banker/Broker - 0.0%

Deerfield Holdings Corp. Acquisition FRS BTL 5.55% (1 ML + 3.25%) due 02/13/2025	286,131	285,978

Finance-Other Services - 0.0%

Pi US Mergerco, Inc. 1st Lien coupon TBD due 12/20/2024	215,164	212,743

Footwear & Related Apparel - 0.1%

Calceus Acquisition, Inc. FRS BTL 5.99% (1 ML + 4.00%) due 02/01/2020	842,784	839,097

Insurance Brokers - 0.1%

HUB International, Ltd. FRS BTL-B1 5.36% (2 ML + 3.00%) due 04/25/2025	233,294	232,950
USI, Inc. FRS BTL-B 5.30% (1 ML + 3.00%) due 05/16/2024	842,882	844,287

		1,077,237

Insurance-Multi-line - 0.1%

York Risk Services Holdings Corp. FRS BTL 5.73% (1 ML + 3.75%) due 10/01/2021	842,817	818,234

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS BTL-B6 4.73% (1 ML + 2.75%) due 11/03/2023	818,315	821,384

Internet Financial Services - 0.1%

Diamond U.S. Holdings LLC FRS BTL 6.30% (1 ML + 4.00%) due 12/23/2024	832,828	833,869

Leisure Products - 0.1%

Hayward Industries, Inc. FRS BTL-B 5.48% (1 ML + 3.50%) due 08/05/2024	842,882	846,886

Machinery-General Industrial - 0.1%

Duravant LLC FRS BTL 5.55% (1 ML + 3.25%) due 07/19/2024	842,888	842,536

Waterjet Holdings, Inc. FRS BTL 4.95% (1 ML + 3.00%) due 04/03/2025	180,426	181,104

Waterjet Holdings, Inc. FRS BTL 5.33% (3 ML + 3.00%) due 04/03/2025	22,554	22,638

Waterjet Holdings, Inc. FRS BTL 5.50% (6 ML + 3.00%) due 04/03/2025	22,554	22,638

		1,068,916

Machinery-Pumps - 0.1%

STS Operating, Inc. FRS 1st Lien 5.67% (1 ML + 3.75%) due 12/11/2024	263,544	263,710
Titan Acquisition, Ltd. FRS BTL-B 5.06% (1 ML + 3.00%) due 03/28/2025	845,000	838,487

		1,102,197

Marine Services - 0.1%

Drew Marine Group, Inc. FRS BTL 5.23% (1 ML + 3.25%) due 11/19/2020	607,393	607,393

Medical Products - 0.1%

Greatbatch, Ltd. FRS BTL-B 5.18% (1 ML + 3.25%) due 10/27/2022	837,876	840,757

Medical-Drugs - 0.1%

Akorn, Inc. FRS BTL 6.25% (1 ML + 4.25%) due 04/16/2021	845,000	817,538

Medical-Generic Drugs - 0.1%

Alvogen Pharma U.S. Inc. BTL coupon TBD due 04/02/2022	845,000	849,225

Medical-HMO - 0.1%

MultiPlan, Inc. FRS BTL-B 5.05% (1 ML + 2.75%) due 06/07/2023	807,660	808,957

Metal Processors & Fabrication - 0.3%

CIRCOR International, Inc. 1st Lien coupon TBD due 12/11/2024	845,000	845,634
Crosby US Acquisition Corp. 1st Lien coupon TBD due 11/23/2020	845,000	828,100
Doncasters Group, Ltd. FRS BTL 5.84% (1 ML + 3.50%) due 04/09/2020	612,926	600,667

		2,274,401

Oil Companies-Exploration & Production - 0.2%

Medallion Midland Acquisition LLC FRS 1st Lien 5.23% (1 ML + 3.25%) due 10/30/2024	842,888	828,664
Osum Production Corp. FRS BTL 7.80% (1 ML + 5.50%) due 07/28/2020	982,455	849,823

		1,678,487

Petrochemicals - 0.1%

OCI Beaumont LLC FRS BTL 6.30% (1 ML + 4.00%) due 02/14/2025	845,000	855,562

Pharmacy Services - 0.0%

Valeant Pharmaceuticals International BTL coupon TBD due 06/02/2025	57,541	57,639

Pollution Control - 0.0%

Filtration Group Corp. FRS BTL 5.30% (1 ML + 3.00%) due 03/29/2025	102,244	102,691

Publishing-Books - 0.2%

Houghton Mifflin Harcourt Publishers, Inc. FRS BTL-B 4.98% (1 ML + 3.00%) due 05/31/2021	1,380,802	1,281,844

Quarrying - 0.0%

U.S. Silica Holdings, Inc. FRS BTL-B 5.81% (1 ML + 4.00%) due 05/01/2025	188,835	190,109

Real Estate Investment Trusts - 0.1%

QCP West Reit LLC FRS BTL 7.23% (1 ML + 5.25%) due 10/31/2022	842,866	850,593

Rental Auto/Equipment - 0.1%

Bakercorp International Holdings, Inc. FRS BTL 5.36% (2 ML + 3.00%) due 02/07/2020	842,794	831,205

Resort/Theme Parks - 0.1%

SW Acquisitions Co., Inc. BTL coupon TBD due 03/31/2024	842,872	839,711

Retail-Hypermarkets - 0.1%

Smart & Final Stores LLC FRS BTL 5.48% (1 ML + 3.50%) due 11/15/2022	845,000	824,403

Retail-Petroleum Products - 0.1%

EG Finance Co., Ltd. FRS BTL 6.14% (1 ML + 4.00%) due 02/07/2025	845,000	842,184

Retail-Sporting Goods - 0.1%

Bass Pro Group LLC FRS BTL-B 6.98% (1 ML + 5.00%) due 09/25/2024		842,882	846,570

Soap & Cleaning Preparation - 0.1%

Diamond BC BV FRS BTL 4.98% (1 ML + 3.00%) due 04/03/2025		2,113	2,095

Diamond BC BV FRS BTL 5.10% (2 ML + 3.00%) due 04/03/2025		840,775	833,944

			836,039

Steel-Producers - 0.1%

Helix Acquisition Holdings, Inc. FRS 1st Lien 5.86% (1 ML + 3.50%) due 09/29/2024		842,882	846,570

Telecom Services - 0.1%

West Corp. FRS BTL 5.48% (1 ML + 3.50%) due 10/10/2024		398,585	398,025

Telephone-Integrated - 0.1%

CenturyLink, Inc. BTL-B coupon TBD due 01/31/2025		845,000	833,683

Theaters - 0.1%

Cineworld, Ltd. FRS BTL-B 4.48% (1 ML + 2.50%) due 02/28/2025		845,000	841,127

Transport-Truck - 0.1%

Aplpd Bidco LLC FRS BTL-B3 4.93% (1 ML + 3.00%) due 12/06/2024		842,882	842,882

Total Loans
(cost $45,972,282)			45,404,554

COMMON STOCKS - 0.0%
Television - 0.0%

ION Media Networks, Inc. †(5)(6)(15) (cost $3)		316	235,690

PREFERRED SECURITIES - 0.1%
Electric-Distribution - 0.0%

Entergy Louisiana LLC 4.70%		7,075	169,305

Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%†		2,642	16,671

Telecom Services - 0.1%

Qwest Corp. 6.13%		8,475	173,483

Total Preferred Securities
(cost $429,542)			359,459

PREFERRED SECURITIES/CAPITAL SECURITIES - 2.4%
Auto-Cars/Light Trucks - 0.1%

Volkswagen International Finance NV 2.70% due 12/14/2022(16)	EUR	500,000	587,448

Banks-Commercial - 0.2%

Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(16)		200,000	181,500
Bank of Nova Scotia 4.65% due 10/12/2022(16)		707,000	652,349
Cooperatieve Rabobank UA 6.63% due 06/29/2021(16)	EUR	600,000	791,655
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(16)		311,000	333,159

			1,958,663

Banks-Money Center - 0.0%

BBVA Bancomer SA 5.13% due 01/18/2033*		392,000	352,804

Banks-Super Regional - 0.1%

Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(16)		240,000	237,726
SunTrust Banks, Inc. 5.05% due 06/15/2022#(16)		461,000	453,509
Wells Fargo Capital X 5.95% due 12/01/2086		134,000	142,675

			833,910

Building Societies - 0.1%

Nationwide Building Society 6.88% due 06/20/2019(16)	GBP	400,000	548,357

Diversified Banking Institutions - 0.5%

Bank of America Corp. Series FF 5.88% due 03/15/2028#(16)		393,000	388,579
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(16)		612,000	582,012
HSBC Holdings PLC 5.25% due 09/16/2022(16)	EUR	750,000	930,491
HSBC Holdings PLC 6.00% due 05/22/2027(16)		561,000	537,157
HSBC Holdings PLC 6.25% due 03/23/2023(16)		755,000	755,755
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(16)		7,000	6,502
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(16)		487,000	502,828
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025#(16)		245,000	264,448
Societe Generale SA 7.88% due 12/18/2023*#(16)		551,000	573,040

			4,540,812

Electric-Generation - 0.1%

Engie SA 4.63% due 01/10/2019(16)	GBP	700,000	942,989

Electric-Integrated - 0.1%

Dominion Resources, Inc. 5.75% due 10/01/2054		224,000	237,157
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(16)	EUR	500,000	581,207

			818,364

Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)(6)		101,000	10

Finance-Other Services - 0.0%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		331,000	337,553

Food-Dairy Products - 0.2%

Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,120,000	1,265,600

Gas-Distribution - 0.1%

Centrica PLC 3.00% due 04/10/2076	EUR	780,000	933,133

Insurance-Life/Health - 0.3%

Aviva PLC 6.13% due 07/05/2043	EUR	535,000	743,951
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*		575,000	556,320
Prudential Financial, Inc. 4.50% due 09/15/2047#		149,000	139,501
Prudential Financial, Inc. 5.63% due 06/15/2043		671,000	697,840

			2,137,612

Insurance-Multi-line - 0.1%

Assurant, Inc. 7.00% due 03/27/2048		550,000	565,236
MetLife, Inc. 6.40% due 12/15/2066		366,000	394,182

			959,418

Insurance-Property/Casualty - 0.0%

Progressive Corp. Series B 5.38% due 03/15/2023(16)		228,000	228,000

Pipelines - 0.2%

Enbridge, Inc. 5.50% due 07/15/2077		438,000	404,602
Energy Transfer Partners LP 6.25% due 02/15/2023#(16)		244,000	229,092
EnLink Midstream Partners LP 6.00% due 12/15/2022(16)		240,000	219,000
Enterprise Products Operating LLC 4.88% due 08/16/2077		202,000	192,910
Enterprise Products Operating LLC 5.25% due 08/16/2077		177,000	166,823
TransCanada Trust 5.30% due 03/15/2077		192,000	182,519
TransCanada Trust 5.63% due 05/20/2075		139,000	136,220

			1,531,166

Telephone-Integrated - 0.1%

Orange SA 5.25% due 02/07/2024(16)	EUR	500,000	663,436

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 5.75% due 12/15/2053		441,000	445,410

Water - 0.1%

Suez 3.00% due 06/23/2020(16)	EUR	900,000	1,093,021

Total Preferred Securities/Capital Securities
(cost $20,661,285)			20,177,706

Total Long-Term Investment Securities
(cost $820,864,180)			798,839,713

SHORT-TERM INVESTMENT SECURITIES - 7.3%
Registered Investment Companies - 7.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67%(18)		32,593,470	32,593,470
State Street Navigator Securities Lending Government Money Market Portfolio 1.72%(17)(18)		28,050,818	28,050,818

Total Short-Term Investment Securities
(cost $60,644,288)			60,644,288

TOTAL INVESTMENTS
(cost $881,508,468)		103.0%	859,484,001
Liabilities in excess of other assets		(3.0)	(24,927,951)

NET ASSETS		100.0%	$834,556,050

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2018, the aggregate value of these securities was 227,649,884 representing 27.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 1).
(6)	Illiquid security. At May 31, 2018, the aggregate value of these securities was $240,146 representing 0.0% of net assets.
(7)	Company has filed for bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	Security in default of interest.
(10)	Denominated in United States Dollars unless otherwise indicated.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2018.
(12)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(15)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Network, Inc.	3/5/2014	316	$3	$235,690	$745.85	0.03%

(16)	Perpetual maturity - maturity date reflects the next call date.
(17)	At May 31, 2018, the Fund had loaned securities with a total value of $48,490,699. This was secured by collateral of $28,050,818, which was received in cash and subsequently invested in short-term investments currently valued at $28,050,818 as reported in the Portfolio of Investments. Additional collateral of $21,367,024 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2018
Federal Home Loan Mtg. Corp.	2.29% to 7.80%	09/15/2020 to 05/01/2048	$318,460
Federal National Mtg. Assoc.	2.11% to 15.52%	06/25/2018 to 06/25/2048	723,464
Government National Mtg. Assoc.	1.33% to 6.40%	01/15/2030 to 11/20/2067	113,608
United States Treasury Bills	0.00%	07/05/2018 to 08/30/2018	617,974
United States Treasury Notes/Bonds	0.13% to 4.38%	10/15/2018 to 02/15/2047	19,593,518

(18)	The rate shown is a 7-day yield as of May 31, 2018.

BTL - Bank Term Loan

REMIC - Real Estate Mortgage Investment Conduit

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2018 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL - Brazilian Real

EUR - Euro Currency

GBP - British Pound

Index Legend

1 ML - 1 Month USD LIBOR

2 ML - 2 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	26,670,000	USD	32,574,808	06/20/2018	$1,358,821	$—
	EUR	8,270,000	USD	9,772,458	07/20/2018	69,917	—
	GBP	5,041,575	USD	7,017,988	06/20/2018	310,759	—
	USD	88,916	EUR	75,000	06/20/2018	—	(1,132)
	USD	518,102	GBP	372,500	06/20/2018	—	(22,534)

Net Unrealized Appreciation/(Depreciation)						$1,739,497	$(23,666)

EUR - Euro Currency

GBP - British Pound

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,452,952	$—	$7,452,952
U.S. Corporate Bonds & Notes:
Airlines	—	2,062,137	47,679	2,109,816
Finance-Investment Banker/Broker	—	2,080,512	25	2,080,537
Gambling (Non-Hotel)	—	—	4,421	4,421
Rubber/Plastic Products	—	—	0	0
Other Industries	—	297,294,423	—	297,294,423
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	174,708,108	—	174,708,108
Foreign Government Obligations	—	130,638,658	—	130,638,658
U.S. Government Agencies	—	71,217,668	—	71,217,668
U.S. Government Treasuries	—	47,155,721	—	47,155,721
Loans	—	45,404,554	—	45,404,554
Common Stocks	—	—	235,690	235,690
Preferred Securities	359,459	—	—	359,459
Preferred Securities/Capital Securities:
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	20,177,696	—	20,177,696
Short-Term Investment Securities	60,644,288	—	—	60,644,288

Total Investments at Value	$61,003,747	$798,192,429	$287,825	$859,484,001

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,739,497	$—	$1,739,497

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$23,666	$—	$23,666

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2018 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of May 31, 2018, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of The Variable Annuity Life Insurance Company, the investment adviser to the Funds, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the VALIC Company II’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging), enhance returns, and as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that no credit event occurred during the term of the swap. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of May 31, 2018, by their primary underlying risk. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2018, please refer to the schedule following each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$38,408	$38,408
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	1,739,497	1,739,497

	Liability Derivatives
	Equity Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$—	$—
Small Cap Value	67,180	—	67,180
Socially Responsible	170,945	—	170,945
Strategic Bond	—	23,666	23,666

(1)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Small Cap Value	$145,877
Socially Responsible	335,974

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

Note 3. Transactions with Affiliates

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2018
VALIC Co. I Blue Chip Growth Fund	$7,643	$728,502	$16,730,155	$736,145	$6,151,355	$711,133	$1,108,247	$13,134,325
VALIC Co. I Capital Conservation Fund	264,873	35,359	12,632,750	1,442,520	—	—	(582,121)	13,493,149
VALIC Co. I Dividend Value Fund	496,139	960,934	19,508,946	8,317,849	5,503,625	898,526	(1,582,723)	21,638,973
VALIC Co. I Emerging Economies Fund	232,698	—	—	17,566,064	—	—	(1,881,989)	15,684,075
VALIC Co. I Foreign Value Fund	638,181	—	27,018,339	6,738,007	—	—	(255,028)	33,501,318
VALIC Co. I Global Real Estate Fund	896,768	271,362	31,816,933	1,168,131	9,600,671	(425,525)	142,155	23,101,023
VALIC Co. I Government Securities Fund	248,441	—	12,197,539	248,441	4,761,413	(210,641)	(291,092)	7,182,834
VALIC Co. I Inflation Protected Fund	673,702	322,368	44,831,484	2,391,919	13,196,956	275,013	(1,280,066)	33,021,394
VALIC Co. I International Equities Index Fund	933,243	—	19,340,521	29,650,438	—	—	(1,098,803)	47,892,156
VALIC Co. I International Government Bond Fund	55,059	2,001	4,632,914	7,294,140	—	—	(313,169)	11,613,885
VALIC Co. I International Growth Fund	141,682	159,491	10,726,137	6,060,934	597,628	(785)	1,196,535	17,385,193
VALIC Co. I Large Cap Core Fund	42,226	210,666	3,466,268	2,571,147	—	—	(75,270)	5,962,145
VALIC Co. I Mid Cap Index Fund	221,482	1,308,377	40,309,262	12,120,536	33,722,929	4,842,845	(1,251,371)	22,298,343
VALIC Co. I Mid Cap Strategic Growth Fund	6,396	332,210	5,960,702	1,065,654	—	—	552,061	7,578,417
VALIC Co. I Nasdaq-100 Index Fund	39,154	340,298	8,171,760	3,784,126	3,668,302	1,583,700	(833,589)	9,037,695
VALIC Co. I Science & Technology Fund	—	745,528	6,770,137	5,713,882	1,892,253	361,212	455,985	11,408,963
VALIC Co. I Small Cap Index Fund	283,728	1,605,966	53,102,000	1,889,694	45,061,282	4,369,249	141,003	14,440,664
VALIC Co. I Small Cap Special Values Fund	329,508	2,050,515	23,628,564	4,316,968	6,086,034	1,909,622	(374,556)	23,394,564
VALIC Co. I Stock Index Fund	206,213	451,408	11,085,532	32,032,109	14,026,124	1,536,927	(1,467,242)	29,161,202
VALIC Co. I Value Fund	80,765	—	3,730,271	2,807,783	—	—	228,701	6,766,755
VALIC Co. II Capital Appreciation Fund	—	—	19,206,654	—	1,929,181	1,273,220	1,687,717	20,238,410
VALIC Co. II Core Bond Fund	—	—	17,266,793	1,127,385	—	—	(310,747)	18,083,431
VALIC Co. II High Yield Bond Fund	—	—	11,432,397	8,607,275	3,523,940	140,776	(124,933)	16,531,575
VALIC Co. II International Opportunities Fund	—	—	17,729,802	5,824,095	—	—	2,577,925	26,131,822
VALIC Co. II Large Cap Value Fund	—	—	12,595,944	7,335,154	—	—	1,349,563	21,280,661
VALIC Co. II Mid Cap Growth Fund	—	—	6,315,418	831,422	—	—	1,186,276	8,333,116
VALIC Co. II Mid Cap Value Fund	—	—	54,391,014	6,805,807	41,697,981	8,678,245	(2,767,007)	25,410,078
VALIC Co. II Small Cap Growth Fund	—	—	14,494,119	707,525	5,783,783	1,949,139	2,226,718	13,593,718
VALIC Co. II Small Cap Value Fund	—	—	44,326,574	3,418,665	10,808,359	1,721,698	4,277,091	42,935,669
VALIC Co. II Strategic Bond Fund	—	—	14,514,910	27,574,056	5,353,174	57,057	(417,134)	36,375,715

	$5,797,901	$9,524,985	$567,933,839	$210,147,871	$213,364,990	$29,671,411	$2,223,137	$596,611,268

Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2018
VALIC Co. I Blue Chip Growth Fund	$—	$—	$2,031,075	$334,864	$2,157,471	$360,514	$(235,239)	$333,743
VALIC Co. I Capital Conservation Fund	351,931	46,981	16,948,814	1,752,383	—	—	(773,123)	17,928,074
VALIC Co. I Dividend Value Fund	170,817	330,843	8,096,520	1,290,466	1,017,440	92,642	(143,821)	8,318,367
VALIC Co. I Emerging Economies Fund	60,040	—	—	4,532,332	—	—	(485,584)	4,046,748
VALIC Co. I Foreign Value Fund	230,478	—	5,452,745	7,120,392	—	—	(474,217)	12,098,920
VALIC Co. I Global Real Estate Fund	345,124	104,435	8,640,984	449,559	5,520	7	(194,520)	8,890,510
VALIC Co. I Government Securities Fund	—	—	1,131,202	—	1,126,437	8,086	(12,851)	—
VALIC Co. I Inflation Protected Fund	586,255	280,524	36,953,090	866,779	17,826,906	57,706	(902,937)	19,147,732
VALIC Co. I International Equities Index Fund	342,087	—	1,855,422	18,443,586	3,978,539	144,852	(952,658)	15,512,663
VALIC Co. I International Government Bond Fund	61,071	2,220	6,182,038	5,740,812	—	—	(362,383)	11,560,467
VALIC Co. I International Growth Fund	17,846	20,089	1,837,975	2,032,889	580,181	126,676	144,441	3,561,800
VALIC Co. I Large Cap Core Fund	17,217	85,894	1,378,510	1,371,201	—	—	(36,064)	2,713,647
VALIC Co. I Mid Cap Index Fund	65,152	384,878	13,705,807	8,952,572	16,392,774	1,273,401	252,889	7,791,895
VALIC Co. I Mid Cap Strategic Growth Fund	308	16,019	530,039	500,054	240,305	25,304	32,535	847,627
VALIC Co. I Nasdaq-100 Index Fund	6,903	59,992	858,874	1,951,764	904,949	311,125	(247,263)	1,969,551
VALIC Co. I Science & Technology Fund	—	117,478	896,985	2,330,595	965,153	240,726	(152,594)	2,350,559
VALIC Co. I Small Cap Index Fund	41,956	237,479	16,618,443	2,708,474	17,399,417	1,800,992	(287,432)	3,441,060
VALIC Co. I Small Cap Special Values Fund	175,107	1,089,682	11,778,047	2,928,536	3,543,136	715,924	76,372	11,955,743
VALIC Co. I Stock Index Fund	5,674	12,420	—	6,997,020	—	—	(125,397)	6,871,623
VALIC Co. I Value Fund	19,355	—	934,943	666,704	—	—	79,140	1,680,787
VALIC Co. II Capital Appreciation Fund	—	—	4,063,849	697,619	390,739	266,478	339,439	4,976,646
VALIC Co. II Core Bond Fund	—	—	48,091,167	863,013	11,397,926	15,056	(774,672)	36,796,638
VALIC Co. II High Yield Bond Fund	—	—	32,784,328	13,551,225	1,904,926	12,274	176,115	44,619,016
VALIC Co. II International Opportunities Fund	—	—	4,667,617	1,838,090	—	—	733,997	7,239,704
VALIC Co. II Large Cap Value Fund	—	—	3,866,886	1,694,446	—	—	507,150	6,068,482
VALIC Co. II Mid Cap Growth Fund	—	—	794,957	477,332	546,549	76,118	48,390	850,248
VALIC Co. II Mid Cap Value Fund	—	—	20,983,477	1,279,624	15,450,667	1,938,580	33,937	8,784,951
VALIC Co. II Small Cap Growth Fund	—	—	1,571,929	3,338,454	702,410	180,495	625,803	5,014,271
VALIC Co. II Small Cap Value Fund	—	—	14,675,997	1,831,294	4,607,012	496,533	1,497,999	13,894,811
VALIC Co. II Strategic Bond Fund	—	—	66,611,658	18,553,425	12,207,306	(113,864)	(727,896)	72,116,017

	$2,497,321	$2,788,934	$333,943,378	$115,095,504	$113,345,763	$8,029,625	$(2,340,444)	$341,382,300

Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2018
VALIC Co. I Blue Chip Growth Fund	$11,730	$1,118,063	$19,386,223	$1,129,792	$2,760,777	$363,097	$2,039,461	$20,157,796
VALIC Co. I Capital Conservation Fund	717,864	95,830	37,327,158	813,694	—	—	(1,571,470)	36,569,382
VALIC Co. I Dividend Value Fund	626,785	1,213,972	26,043,347	8,820,020	2,083,863	370,986	(1,006,229)	32,144,261
VALIC Co. I Emerging Economies Fund	190,902	—	—	14,410,927	—	—	(1,543,955)	12,866,972
VALIC Co. I Foreign Value Fund	750,560	—	29,680,670	10,205,933	2,669,551	(74,017)	(374,907)	36,768,128
VALIC Co. I Global Real Estate Fund	993,441	300,615	34,353,087	1,294,057	9,701,019	(154,052)	(200,726)	25,591,347
VALIC Co. I Government Securities Fund	107,283	—	12,902,011	1,316,775	13,899,076	(116,031)	(203,679)	—
VALIC Co. I Inflation Protected Fund	1,227,325	587,278	79,813,437	1,814,603	33,471,807	559,200	(2,360,552)	46,354,881
VALIC Co. I International Equities Index Fund	1,158,549	—	25,271,227	35,072,805	16,895,736	3,682,921	(4,303,308)	42,827,909
VALIC Co. I International Government Bond Fund	106,737	3,880	5,480,105	15,643,968	—	—	(602,835)	20,521,238
VALIC Co. I International Growth Fund	123,264	138,759	10,314,923	7,790,976	1,539,321	75,650	1,024,672	17,666,900
VALIC Co. I Large Cap Core Fund	56,794	283,344	4,571,525	3,969,189	—	—	(111,025)	8,429,689
VALIC Co. I Mid Cap Index Fund	261,843	1,546,808	62,734,673	17,589,333	54,737,561	6,652,041	(975,347)	31,263,139
VALIC Co. I Mid Cap Strategic Growth Fund	5,025	261,011	6,099,996	3,750,255	1,036,760	(79,654)	693,633	9,427,470
VALIC Co. I Nasdaq-100 Index Fund	55,978	486,516	9,314,923	6,321,566	2,504,978	1,275,521	(299,326)	14,107,706
VALIC Co. I Science & Technology Fund	—	1,036,194	8,931,132	8,872,216	1,571,780	297,545	862,714	17,391,827
VALIC Co. I Small Cap Index Fund	349,130	1,976,151	79,710,727	2,325,281	68,485,979	7,165,400	(517,560)	20,197,869
VALIC Co. I Small Cap Special Values Fund	488,396	3,039,270	35,071,582	6,653,129	9,615,408	2,607,316	(297,761)	34,418,858
VALIC Co. I Stock Index Fund	62,386	136,564	2,667,687	40,737,650	2,709,353	134,807	(548,189)	40,282,602
VALIC Co. I Value Fund	93,890	—	4,696,249	5,649,923	—	—	288,423	10,634,595
VALIC Co. II Capital Appreciation Fund	—	—	22,429,483	—	1,573,517	1,020,348	2,407,451	24,283,765
VALIC Co. II Core Bond Fund	—	—	86,215,945	25,815,800	24,587,194	(430,384)	(963,504)	86,050,663
VALIC Co. II High Yield Bond Fund	—	—	41,450,293	6,183,823	5,741,612	358,653	(20,730)	42,230,427
VALIC Co. II International Opportunities Fund	—	—	21,791,826	5,669,346	—	—	2,918,206	30,379,378
VALIC Co. II Large Cap Value Fund	—	—	15,056,629	14,240,778	—	—	1,829,162	31,126,569
VALIC Co. II Mid Cap Growth Fund	—	—	6,599,696	2,475,865	757,483	178,720	997,904	9,494,702
VALIC Co. II Mid Cap Value Fund	—	—	77,160,262	12,897,559	56,499,928	12,614,149	(4,052,788)	42,119,254
VALIC Co. II Small Cap Growth Fund	—	—	11,804,840	6,724,771	2,546,356	790,957	3,666,564	20,440,776
VALIC Co. II Small Cap Value Fund	—	—	58,935,035	8,230,014	17,308,515	2,118,953	6,289,242	58,264,729
VALIC Co. II Strategic Bond Fund	—	—	60,670,802	61,093,082	2,646,264	92,614	(2,015,526)	117,194,708

	$7,387,882	$12,224,255	$896,485,493	$337,513,130	$335,343,838	$39,504,740	$1,048,015	$939,207,540

†	Includes reinvestment of distributions paid.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 27, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 27, 2018